Registration Nos:  33-12109
                                                                     811-5030

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                Form N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [  X  ]

                    Pre-Effective Amendment No.                      [     ]
                    Post-Effective Amendment No.   26                [  X  ]
                                                 --------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  X  ]

                    Amendment No.    27                              [  X  ]
                                  -------


                    LIBERTY FUNDS TRUST V (FORMERLY COLONIAL TRUST V)
                   -------------------------------------------------
                    (Exact Name of Registrant as Specified in Charter)

                    One Financial Center, Boston, Massachusetts 02111
                    -------------------------------------------------
                         (Address of Principal Executive Offices)

                                     (617) 426-3750
                    ----------------------------------------------------
                    (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:        Copy to:
-------------------------------------         -------

Nancy L. Conlin, Esquire                      John M. Loder, Esquire
Colonial Management Associates, Inc.          Ropes & Gray
One Financial Center                          One International Place
Boston, Massachusetts  02111                  Boston, Massachusetts  02110-2624


It is proposed that this filing will become effective (check appropriate box):

[  X  ]             Immediately upon filing pursuant to paragraph (b).
[     ]             On (date) pursuant to paragraph (b).
[     ]             60 days after filing pursuant to paragraph (a)(1).
[     ]             On (date) pursuant to paragraph (a)(1) of Rule 485.
[     ]             75 days after filing pursuant to paragraph (a)(2).
[     ]             On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

----------------------------------------------------------------------
COLONIAL STATE FUNDS         PROSPECTUS JUNE 1, 2000
----------------------------------------------------------------------


- COLONIAL CALIFORNIA TAX-EXEMPT FUND

- COLONIAL CONNECTICUT TAX-EXEMPT FUND

- COLONIAL FLORIDA TAX-EXEMPT FUND

- COLONIAL MASSACHUSETTS TAX-EXEMPT FUND

- COLONIAL MICHIGAN TAX-EXEMPT FUND

- COLONIAL MINNESOTA TAX-EXEMPT FUND

- COLONIAL NEW YORK TAX-EXEMPT FUND

- COLONIAL NORTH CAROLINA TAX-EXEMPT FUND

- COLONIAL OHIO TAX-EXEMPT FUND


CLASS A, B AND C SHARES


Advised by Colonial Management Associates, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUNDS                                2   MANAGING THE FUNDS                       32
------------------------------------------   -------------------------------------------

Investment Goal..........................2   Investment Advisor.......................32

Primary Investment Strategies............2   Portfolio Managers.......................32
                                             -------------------------------------------
Primary Investment Risks.................2
                                             OTHER INVESTMENT
Each of the following sections discusses     STRATEGIES AND RISKS                     33
Performance History and Your Expenses        -------------------------------------------
for that Fund:
                                             FINANCIAL HIGHLIGHTS                     35
Colonial California Tax-Exempt Fund......5
                                             -------------------------------------------
Colonial Connecticut Tax-Exempt Fund.....7   Colonial California Tax-Exempt Fund......35

Colonial Florida Tax-Exempt Fund.........9   Colonial Connecticut Tax-Exempt Fund.....37

Colonial Massachusetts Tax-Exempt Fund..11   Colonial Florida Tax-Exempt Fund.........39

Colonial Michigan Tax-Exempt Fund.......13   Colonial Massachusetts Tax-Exempt Fund...41

Colonial Minnesota Tax-Exempt Fund......15   Colonial Michigan Tax-Exempt Fund........43

Colonial New York Tax-Exempt Fund.......17   Colonial Minnesota Tax-Exempt Fund.......45

Colonial North Carolina Tax-Exempt Fund.19   Colonial New York Tax-Exempt Fund........47

Colonial Ohio Tax-Exempt Fund...........21   Colonial North Carolina Tax-Exempt Fund..49

YOUR ACCOUNT                            23   Colonial Ohio Tax-Exempt Fund............51
------------------------------------------

How To Buy Shares.......................23

Sales Charges...........................24

How to Exchange Shares..................28

How to Sell Shares......................28

Distribution and Service Fees...........29

Other Information About Your Account....30


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------

-------------------------------------------
THE FUNDS  COLONIAL STATE FUNDS
-------------------------------------------

UNDERSTANDING TAX-EXEMPT BONDS


TAX-EXEMPT BONDS are issued by state and local governments for various public purposes. The interest on tax-exempt bonds typically is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from state and federal tax.


INVESTMENT GOAL
--------------------------------------------------------------------------------
Each Fund seeks as high a level of after-tax total return as is consistent with prudent risk.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Each Fund seeks to achieve its investment goal by pursuing current income exempt from federal income tax and its state's personal income tax (if any) and by pursuing opportunities for long-term appreciation. Under normal market conditions, each Fund invests primarily in investment grade municipal bonds, the interest on which is exempt from federal income tax and that state's personal income tax, other than any alternative minimum tax. Each Fund will invest at least 80% of its assets in tax-exempt securities except when investing for defensive purposes during times of adverse market conditions. The Florida Fund may invest in municipal bonds not issued in the State of Florida, so long as these bonds are exempt from the Florida intangibles tax. The Minnesota Fund invests its assets so that at least 95% of its exempt-interest dividends are derived from Minnesota sources as specified by Minnesota law.


In selecting municipal bonds for a Fund, the advisor primarily invests in "investment grade" securities rated in the four highest categories by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. (S&P), Moody's Investors Service, Inc. (Moody's) or other nationally recognized rating agency or unrated securities that the advisor believes to be comparable in quality to investment grade securities.


Each Fund may also invest up to 25% of its total assets in lower rated debt securities, which are rated below investment grade by Moody's or S&P, or comparable unrated securities.



ADDITIONAL STRATEGIES THAT ARE NOT PRIMARY INVESTMENT STRATEGIES AND THE RISKS ASSOCIATED WITH THEM ARE DESCRIBED BELOW UNDER "OTHER INVESTMENT STRATEGIES AND RISKS."



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

The primary risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Funds from achieving their goal. It is possible to lose money by investing in the Funds.


Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.



                                                                               -
                                                                               2

THE FUNDS  COLONIAL STATE FUNDS


Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.


Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.


State Municipal Market Volatility. A state's municipal market may be volatile and can be significantly affected by adverse tax, legislative or political changes and the financial and economic condition of the state that issues municipal securities. As described below, municipal issues in each state will be affected by these factors and will, in turn, affect the value of each Fund's investments.


California: California municipal issuers experienced severe financial difficulties during the early 1990s. Although California's economy is recovering there is no assurance that it will continue to do so. Voter passed initiatives have restricted state and local taxing and spending authority. These and any future initiatives could limit the state's financial flexibility and ultimately impair their ability to repay debt obligations.



Connecticut: Although Connecticut is one of the wealthiest states in the nation as measured by per capita income, the state faces the challenge of being one of the costliest in which to live and do business and of severe poverty in many of its largest cities. Connecticut's economy is vulnerable to factors that would threaten its major industries, particularly manufacturing and financial services.


Florida: Florida does not impose a personal income tax on its residents and is largely dependent on consumption-based taxes that are more susceptible to general economic conditions. The state has reduced its tax on intangible personal property, and Internet sales may weaken coverage on its sales tax-backed debt. These changes could impact Florida's financial flexibility in the event of an economic downturn.


Massachusetts: Massachusetts' economy has been susceptible to downturns in the U.S. economy, particularly in the areas of high-technology, financial
services and real estate.  The  fiscal   flexibility  of  the   Commonwealth
is limited by the Central Artery/Third Harbor Tunnel project, which has experienced substantial cost overruns and increased the Commonwealth's debt burden.


                                                                               -
                                                                               3

THE FUNDS  COLONIAL STATE FUNDS

Michigan: Because Michigan relies on motor vehicle production and durable goods manufacturing, its economy is sensitive to trends in those industries. Property tax reform in the early 1990s reduced a source of state revenue, therefore decreasing the state's financial flexibility.


Minnesota: Minnesota has benefited from a diversified economy, with a clear base in the manufacturing sector and the service sector including healthcare and construction. The state relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. However, the state has experienced budget surpluses in recent years, and reserves and other institutional controls are in place that allow state officials to successfully manage revenue variations.



New York: The New York economy has generally improved since experiencing a severe downturn in the early 1990s. However, some of the state's local governments are experiencing economic difficulties, and the state's unemployment rate remains above the national average. New York has the highest per-capita debt in the nation. The state's high debt load and multi-year tax cuts may create revenue shortfalls in the future.


North Carolina: North Carolina's economy has diversified into financial services, research and high technology from its traditional dependence on textile, furniture and tobacco manufacturing. However, the potential impact of an economic downturn on such non-durable goods production remains a risk to the state's economy. In reaction to the economic downturn in the early 1990s, the state reduced expenditures and increased taxes to restore financial balance. Tax reductions since 1998 may have an impact on the rate of growth of tax revenue.


Ohio: Although Ohio is an industrialized state with a diversified economy, the state's economy continues to rely in part on durable goods manufacturing. As a result, the state's economic activity tends to be more cyclical than in other states and in the nation as a whole, and the state remains vulnerable to a manufacturing-led recession. In recent years except 1999, the state's unemployment rates were below the national level.


As a non-diversified mutual fund, each Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, each Fund may have an increased risk of loss compared to a similar diversified mutual fund.


                                                                               -
                                                                               4

THE FUNDS  COLONIAL STATE FUNDS


ALTERNATIVE MINIMUM TAX (AMT)
--------------------------------------------------------------------------------
The interest income distributed by the Funds from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax (AMT) and any applicable state AMT for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, each Fund may not invest more than 20% of its assets in bonds subject to the federal AMT. Consult your tax advisor for more information.


                                                                               -
                                                                               5

THE FUNDS  COLONIAL CALIFORNIA TAX-EXEMPT FUND

PERFORMANCE HISTORY  (CALIFORNIA)
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


                                  [BAR CHART]

                         1990                 5.98%
                         1991                11.21%
                         1992                 7.81%
                         1993                10.54%
                         1994                -7.29%
                         1995                19.52%
                         1996                 3.67%
                         1997                 9.63%
                         1998                 5.98%
                         1999                -4.29%


                                         For period shown in bar chart:


The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +8.14%
through March 31, 2000 was +4.14%.       Worst quarter: 1st quarter 1994, -5.90%

----------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999
----------------------------------------------------------------------

                                    1 YEAR      5 YEARS      10 YEARS

Class A (%)                          -8.83        5.59          5.50
------------------------------------------------------------------------
Class B (%)                          -9.56        5.51          5.44(1)
------------------------------------------------------------------------
Class C (%)                          -5.63        6.39(1)       5.90(1)
------------------------------------------------------------------------
Lehman Index (%)                     -2.06        6.91          6.89
------------------------------------------------------------------------
Lipper Average (%)                   -5.16        6.08          6.08



(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on June 16, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. California Tax-Exempt Municipal Fund category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

                                                                               -
                                                                               6

THE FUNDS  COLONIAL CALIFORNIA TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

----------------------------------------------------------------------
Shareholder Fees (2) (paid directly from your investment)
----------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
--------------------------------------------------- ----------- ----------- -----------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(3)    5.00        1.00
--------------------------------------------------- ----------- ----------- -----------
Redemption fee (as a percentage of amount
redeemed, if applicable)                                   (4)         (4)         (4)


--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Management fee (%)                                     0.50       0.50        0.50
--------------------------------------------------- ----------- ---------- ------------
Distribution and service (12b-1) fees (%)              0.25       1.00       1.00(5)
--------------------------------------------------- ----------- ---------- ------------
Other expenses (%)                                     0.24       0.24       0.24
--------------------------------------------------- ----------- ---------- ------------
Total annual fund operating expenses (%)               0.99       1.74       1.74(5)


--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------


CLASS                                     1 YEAR     3 YEARS    5 YEARS    10 YEARS

Class A                                    $571       $775        $996      $1,630
---------------------------------------- ---------- ---------- ----------- ----------
Class B: did not sell your shares
         sold all your shares at           $177       $548        $944      $1,853
         the end of the period             $677       $848       $1,144     $1,853
---------------------------------------- ---------- ----------- ----------- ----------
Class C: did not sell your shares
         sold all your shares at           $177        $548        $944      $2,052
         the end of the period             $277        $548        $944      $2,052



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.70% and the total annual fund operating expenses for Class C would be 1.44%. This arrangement may be terminated by the distributor at any time.



UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestment of all dividends and distributions


                                                                               -
                                                                               7

THE FUNDS  COLONIAL CONNECTICUT TAX-EXEMPT FUND

PERFORMANCE HISTORY  (CONNECTICUT)
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

----------------------------------------------------------------------
Calendar Year Total Returns (Class A)
----------------------------------------------------------------------

                                  [BAR CHART]

                         1992                     8.88%
                         1993                    12.86%
                         1994                    -7.24%
                         1995                    16.99%
                         1996                     3.74%
                         1997                     9.19%
                         1998                     6.44%
                         1999                    -2.40%


                                         For period shown in bar chart:

The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +7.50%
through March 31, 2000 was +2.80%.       Worst quarter: 1st quarter 1994, -6.38%


----------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999
----------------------------------------------------------------------



                                        1 YEAR     5 YEARS   LIFE OF THE FUND
Class A (%)                              -7.04       5.57          5.34
--------------------------------------------------------------------------------
Class B (%)                              -7.78       5.49          5.24(6)
--------------------------------------------------------------------------------

Class C (%)                              -3.77       6.37(6)       5.83(6)
--------------------------------------------------------------------------------
Lehman Index (%)                         -2.06       6.91          6.38
--------------------------------------------------------------------------------
Lipper Average (%)                       -3.75       5.99          5.75


(6) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on November 1, 1991, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Connecticut Tax-Exempt Municipal
Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

                                                                               -
                                                                               8

THE FUNDS  COLONIAL CONNECTICUT TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

----------------------------------------------------------------------
Shareholder Fees(7) (paid directly from your investment)
----------------------------------------------------------------------



                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
--------------------------------------------------- ----------- ----------- -----------

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(8)     5.00        1.00

--------------------------------------------------- ----------- ----------- -----------
Redemption fee (as a percentage of amount

redeemed, if applicable)                                   (9)         (9)         (9)



--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Management fee(10) (%)                                 0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00(11)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.25        0.25        0.25
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses(10) (%)           1.00        1.75        1.75(11)
--------------------------------------------------- ----------- ----------- -----------


--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------


CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS

Class A                                    $572      $  778       $1,001     $1,641
---------------------------------------- ---------- ----------- ----------- ----------
Class B: did not sell your shares
                                           $178      $  551      $  949      $1,864
         sold all your shares at
         the end of the period             $678      $  851      $1,149      $1,864
---------------------------------------- ---------- ----------- ----------- ----------
Class C: did not sell your shares
                                           $178      $  551      $  949      $2,062
         sold all your shares at
         the end of the period             $278      $  551      $  949      $2,062




(7) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(8) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(9)  There is a $7.50 charge for wiring sale proceeds to your bank.


(10) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. As a result, the actual management fees for each share class would be 0.35%, other expenses for each share class would be 0.25% and total annual fund operating expenses for Classes A, B and C shares would be 0.85%, 1.60% and 1.60%, respectively. This arrangement may be terminated by the advisor at any time.

(11) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.70% and the total annual fund operating expenses for Class C would be 1.30%. This arrangement may be terminated by the distributor at any time.



UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestment of all dividends and distributions


                                                                               -

THE FUNDS  COLONIAL FLORIDA TAX-EXEMPT FUND

PERFORMANCE HISTORY (FLORIDA)
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

----------------------------------------------------------------------
Calendar Year Total Returns (Class A)
----------------------------------------------------------------------


                                  [BAR CHART]

                         1994                    -7.27%
                         1995                    16.59%
                         1996                     3.62%
                         1997                     9.11%
                         1998                     5.93%
                         1999                    -4.39%




                                         For period shown in bar chart:

The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +7.66%
through March 31, 2000 was +2.94%.      Worst quarter: 1st quarter 1994, -7.65%



--------------------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 199
--------------------------------------------------------------------------------



                                         1 YEAR    5 YEARS   LIFE OF THE FUND

Class A (%)                              -8.93      4.92           3.92
--------------------------------------------------------------------------------
Class B (%)                              -9.68      4.83           3.88
--------------------------------------------------------------------------------
Class C (%)                              -5.74      5.31(12)       3.98(12)
--------------------------------------------------------------------------------
Lehman Index (%)                         -2.06      6.91           5.73
--------------------------------------------------------------------------------
Lipper Average (%)                       -4.34      5.90           4.85

(12) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Classes A and B shares were initially offered on February 1, 1993, and Class C shares were initially offered on August 1, 1997.



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and life of the fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Florida Tax-Exempt Municipal
Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

                                                                              --

THE FUNDS  COLONIAL FLORIDA TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

----------------------------------------------------------------------
Shareholder Fees (13) (paid directly from your investment)
----------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
--------------------------------------------------- ----------- ----------- -----------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(14)    5.00        1.00
--------------------------------------------------- ----------- ----------- -----------
Redemption fee (as a percentage of amount
redeemed, if applicable)                                   (15)        (15)        (15)


----------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
----------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Management fee(16) (%)                                 0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00(17)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.34        0.34        0.34
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses(16) (%)           1.09        1.84        1.84(17)


----------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
----------------------------------------------------------------------


CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS

Class A                                    $581        $805       $1,047     $1,741
---------------------------------------- ---------- ----------- ----------- ----------
Class B: did not sell your shares
                                           $187        $579       $  995     $1,962
         sold all your shares at
         the end of the period             $687        $879       $1,195     $1,962
---------------------------------------- ---------- ----------- ----------- ----------
Class C: did not sell your shares
                                           $187        $579       $  995     $2,159
         sold all your shares at
         the end of the period             $287        $579       $  995     $2,159




(13) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(14) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(15) There is a $7.50 charge for wiring sale proceeds to your bank.

(16) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. As a result, the actual management fees for each share class would be 0.41% and total annual fund operating expenses for Classes A, B and C shares would be 1.00%, 1.75% and 1.75%, respectively. This arrangement may be terminated by the advisor at any time.

(17) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.70% and the total annual fund operating expenses for Class C would be 1.45%. This arrangement may be terminated by the distributor at any time.


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestment of all dividends and distributions


                                                                              --
                                                                              11

THE FUNDS  COLONIAL MASSACHUSETTS TAX-EXEMPT FUND

PERFORMANCE HISTORY (MASSACHUSETTS)
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


----------------------------------------------------------------------
Calendar Year Total Returns (Class A)
----------------------------------------------------------------------


                                 [BAR CHART]

                         1990                     6.38%
                         1991                    13.05%
                         1992                     9.58%
                         1993                    11.82%
                         1994                    -5.70%
                         1995                    18.36%
                         1996                     2.92%
                         1997                     9.02%
                         1998                     6.00%
                         1999                    -4.12%





                                         For period shown in bar chart:

The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +7.42%
through March 31, 2000 was +3.25%.       Worst quarter: 1st quarter 1994, -4.97%


----------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999
----------------------------------------------------------------------


                                          1 YEAR      5 YEARS      10 YEARS

Class A (%)                                -8.67       5.15          5.98
-------------------------------------------------------------------------------
Class B (%)                                -9.38       5.07          5.90(18)
-------------------------------------------------------------------------------
Class C (%)                                -5.46       5.95(18)      6.38(18)
-------------------------------------------------------------------------------
Lehman Index (%)                           -2.06       6.91          6.89
-------------------------------------------------------------------------------
Lipper Average (%)                         -4.57       5.72          6.27



(18) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on April 10, 1987, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Massachusetts Tax-Exempt Municipal
Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.


                                                                              --
                                                                              12

THE FUNDS  COLONIAL MASSACHUSETTS TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


---------------------------------------------------------------------------------------
Shareholder Fees (19) (paid directly from your investment)
---------------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
--------------------------------------------------- ----------- ----------- -----------

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(20)    5.00        1.00

--------------------------------------------------- ----------- ----------- -----------
Redemption fee (as a percentage of amount

redeemed, if applicable)                                   (21)        (21)        (21)


--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------
                                                     CLASS A    CLASS B     CLASS C


Management fee (%)(22)                                0.50       0.50        0.50

--------------------------------------------------- ---------- ---------- ------------

Distribution and service (12b-1) fees (%)             0.25       1.00        1.00(23)

--------------------------------------------------- ---------- ---------- ------------

Other expenses (%)                                    0.27       0.27        0.27

--------------------------------------------------- ---------- ---------- ------------

Total annual fund operating expenses (%)(22)          1.02       1.77        1.77(23)

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS

Class A                                    $574        $784       $1,011     $1,664

---------------------------------------- ---------- ----------- ----------- ----------
Class B: did not sell your shares

                                           $180        $557        $959      $1,886
         sold all your shares at
         the end of the period             $680        $857       $1,159     $1,886

---------------------------------------- ---------- ----------- ----------- ----------
Class C: did not sell your shares

                                           $180        $557        $959      $2,084
         sold all your shares at
         the end of the period             $280        $557        $959      $2,084




(19) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(20) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(21) There is a $7.50 charge for wiring sale proceeds to your bank.

(22) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. As a result, the actual management fees for each share class would be 0.48%, other expenses for each share class would be 0.27% and total annual fund operating expenses for Classes A, B and C shares would be 1.00%, 1.75% and 1.75%, respectively. This arrangement may be terminated by the advisor at any time.

(23) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.70% and the total annual fund operating expenses for Class C would be 1.45%. This arrangement may be terminated by the distributor at any time.



UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestment of all dividends and distributions


                                                                              --
                                                                              13

THE FUNDS  COLONIAL MICHIGAN TAX-EXEMPT FUND

PERFORMANCE HISTORY (MICHIGAN)
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

----------------------------------------------------------------------
Calendar Year Total Returns (Class A)
----------------------------------------------------------------------

                                  [BAR CHART]

                         1990                     4.75%
                         1991                    11.83%
                         1992                     8.82%
                         1993                    11.07%
                         1994                    -5.95%
                         1995                    16.54%
                         1996                     3.24%
                         1997                     9.71%
                         1998                     5.96%
                         1999                    -3.85%

                                         For period shown in bar chart:

The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +7.41%
through March 31, 2000 was +2.28%.       Worst quarter: 1st quarter 1994, -5.97%



----------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999
----------------------------------------------------------------------

                                           1 YEAR       5 YEARS      10 YEARS

Class A (%)                                 -8.42        5.08          5.48
--------------------------------------------------------------------------------
Class B (%)                                 -9.16        4.99          5.42(24)
--------------------------------------------------------------------------------
Class C (%)                                 -5.20        5.87(24)      5.88(24)
--------------------------------------------------------------------------------
Lehman Index (%)                            -2.06        6.91          6.89
--------------------------------------------------------------------------------
Lipper Average (%)                          -4.05        5.74          6.24



(24) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Michigan Tax-Exempt Municipal
Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

                                                                              --
                                                                              14

THE FUNDS  COLONIAL MICHIGAN TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


----------------------------------------------------------------------
Shareholders Fees (25) (paid directly from your investment)
----------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
--------------------------------------------------- ----------- ----------- -----------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(26)    5.00        1.00
--------------------------------------------------- ----------- ----------- -----------
Redemption fee (as a percentage of amount
redeemed, if applicable)                                   (27)        (27)        (27)



----------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
----------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Management fee (%)                                     0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00(28)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.36        0.36        0.36
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (%)               1.11        1.86        1.86(28)
--------------------------------------------------- ----------- ----------- -----------


----------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
----------------------------------------------------------------------



CLASS                                      1 YEAR     3 YEARS    5 YEARS    10 YEARS

Class A                                     $583       $811       $1,058     $1,762
---------------------------------------- ----------- ---------- ----------- ----------
Class B: did not sell your shares
                                            $189       $585       $1,006     $1,984
         sold all your shares at
         the end of the period              $689       $885       $1,206     $1984
---------------------------------------- ----------- ---------- ----------- ----------
Class C: did not sell your shares
                                            $189       $585       $1,006     $2,180
         sold all your shares at
         the end of the period              $289       $585       $1,006     $2,180




(25) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(26) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(27) There is a $7.50 charge for wiring sale proceeds to your bank.

(28) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.70% and the total annual fund operating expenses for Class C would be 1.56% This arrangement may be terminated by the distributor at any time.


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestment of all dividends and distributions


                                                                              --
                                                                              15

THE FUNDS  COLONIAL MINNESOTA TAX-EXEMPT FUND

PERFORMANCE HISTORY (MINNESOTA)
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


----------------------------------------------------------------------
Calendar Year Total Returns (Class A)
----------------------------------------------------------------------

                                  [BAR CHART]

                         1990                 7.31%
                         1991                 9.30%
                         1992                 7.35%
                         1993                10.70%
                         1994                -4.84%
                         1995                16.14%
                         1996                 3.16%
                         1997                 9.71%
                         1998                 6.42%
                         1999                -5.70%


                                         For period shown in bar chart:

The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +7.06%
through March 31, 2000 was +2.36%.       Worst quarter: 1st quarter 1994, -4.54%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1999
--------------------------------------------------------------------------------

                                            1 YEAR       5 YEARS     10 YEARS

Class A (%)                                 -10.18        4.67         5.24
--------------------------------------------------------------------------------
Class B (%)                                 -10.91        4.58         5.17(29)
--------------------------------------------------------------------------------
Class C (%)                                  -7.02        5.46(29)     5.64(29)
--------------------------------------------------------------------------------
Lehman Index (%)                             -2.06        6.91         6.89
--------------------------------------------------------------------------------
Lipper Average (%)                           -4.26        5.47         5.95



(29) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.

The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Minnesota Tax-Exempt Municipal
Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund.Sales charges are not reflected in the Lipper Average.

                                                                              --
                                                                              16

THE FUNDS  COLONIAL MINNESOTA TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


----------------------------------------------------------------------
Shareholder Fees (30) (paid directly from your investment)
----------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
--------------------------------------------------- ----------- ----------- -----------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(31)    5.00        1.00
--------------------------------------------------- ----------- ----------- -----------
Redemption fee (as a percentage of amount
redeemed, if applicable)                                   (32)        (32)        (32)



----------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
----------------------------------------------------------------------



                                                     CLASS A     CLASS B     CLASS C

Management fee (%)                                     0.50        0.50       0.50
--------------------------------------------------- ----------- ----------- ----------
Distribution and service (12b-1) fees (%)              0.25        1.00       1.00(33)
--------------------------------------------------- ----------- ----------- ----------
Other expenses (%)                                     0.37        0.37       0.37
--------------------------------------------------- ----------- ----------- ----------
Total annual fund operating expenses (%)               1.12        1.87       1.87(33)



----------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
----------------------------------------------------------------------


CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS

Class A                                    $584        $814       $1,063     $1,773
---------------------------------------- ---------- ----------- ----------- ----------
Class B: did not sell your shares
                                           $190        $588        $1,011    $1,995
         sold all your shares at
         the end of the period             $690        $888        $1,211    $1,995
---------------------------------------- ---------- ----------- ----------- ----------
Class C: did not sell your shares
                                           $190        $588        $1,011    $2,190
         sold all your shares at
         the end of the period             $290        $588        $1,011    $2,190




(30) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(31) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(32) There is a $7.50 charge for wiring sale proceeds to your bank.


(33) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.70% and total annual fund operating expenses for Class C would be 1.57%. This arrangement may be terminated by the distributor at any time.



UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distributions


                                                                              --
                                                                              17

THE FUNDS  COLONIAL NEW YORK TAX-EXEMPT FUND

PERFORMANCE HISTORY  (NEW YORK)
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


----------------------------------------------------------------------
Calendar Year Total Returns (Class A)
----------------------------------------------------------------------


                                  [BAR CHART]

                              1990                 5.33%
                              1991                12.69%
                              1992                 8.50%
                              1993                12.21%
                              1994                -7.87%
                              1995                18.63%
                              1996                 3.47%
                              1997                 9.49%
                              1998                 6.41%
                              1999                -4.52%


                                         For period shown in bar chart:

The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +8.29%
through March 31, 2000 was +3.70%.       Worst quarter: 1st quarter 1994, -6.31%


----------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999
----------------------------------------------------------------------


                                           1 YEAR       5 YEARS      10 YEARS

Class A (%)                                 -9.06        5.39          5.64
--------------------------------------------------------------------------------
Class B (%)                                 -9.79        5.31          5.57(34)
--------------------------------------------------------------------------------
Class C (%)                                 -5.87        6.19(34)      6.04(34)
--------------------------------------------------------------------------------
Lehman Index (%)                            -2.06        6.91          6.89
--------------------------------------------------------------------------------
Lipper Average (%)                          -4.89        5.68          6.09



(34) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. New York Tax-Exempt Municipal
Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

                                                                              --
                                                                              18

THE FUNDS  COLONIAL NEW YORK TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

----------------------------------------------------------------------
Shareholder Fees (35) (paid directly from your investment)
----------------------------------------------------------------------




                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
--------------------------------------------------- ----------- ----------- -----------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(36)  5.00        1.00
--------------------------------------------------- ----------- ----------- -----------
Redemption fee (as a percentage of amount
redeemed, if applicable)                                   (37)        (37)        (37)



----------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
----------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Management fee(38) (%)                                 0.50        0.50        0.50
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00(39)
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.28        0.28        0.28
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses(38) (%)           1.03        1.78        1.78(39)



----------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
----------------------------------------------------------------------



CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS

Class A                                    $575        $787       $1,017     $1,675
---------------------------------------- ---------- ----------- ----------- ----------
Class B: did not sell your shares
                                           $181        $560       $  964     $1,897
         sold all your shares at
         the end of the period             $681        $860       $1,164     $1,897
---------------------------------------- ---------- ----------- ----------- ----------
Class C: did not sell your shares
                                           $181        $560       $  964     $2,095
         sold all your shares at
         the end of the period             $281        $560       $  964     $2,095




(35) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(36) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(37) There is a $7.50 charge for wiring sale proceeds to your bank.


(38) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. As a result, the actual management fees for each share class would be 0.32% and total annual fund operating expenses for Classes A, B and C shares would be 0.85%, 1.60% and 1.60%, respectively. This arrangement may be terminated by the advisor at any time.

(39) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.70% and the total annual fund operating expenses for Class C would be 1.30%. This arrangement may be terminated by the distributor at any time.



UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestments of all dividends and distributions


                                                                              --

THE FUNDS  COLONIAL NORTH CAROLINA TAX-EXEMPT FUND

PERFORMANCE HISTORY  (NORTH CAROLINA)
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


--------------------------------------------------------------------------------
Calendar Year Total Returns (Class A)
--------------------------------------------------------------------------------

                                  [BAR CHART]

                         1994                -8.45%
                         1995                18.54%
                         1996                 3.71%
                         1997                 9.54%
                         1998                 6.59%
                         1999                -4.63%




The Fund's year-to-date total return through March 31, 2000 was +3.10%.

For period shown in bar chart:

Best quarter: 1st quarter 1995, +8.66%
Worst quarter: 1st quarter 1994, -8.35%


--------------------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999
--------------------------------------------------------------------------------



                                     1 YEAR             5 YEARS           LIFE OF THE FUND

Class A (%)                           -9.16               5.45                 3.10
------------------------------------------------------------------------------------------
Class B (%)                           -9.91               5.37                 3.12(40)
------------------------------------------------------------------------------------------
Class C (%)                           -5.98               5.82(40)             3.22(40)
------------------------------------------------------------------------------------------
Lehman Index (%)                      -2.06               6.91                 4.96
------------------------------------------------------------------------------------------
Lipper Average (%)                    -4.55               5.77                 3.71



(40) Class C is a newer class of of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A and Class B shares were initially offered on September 1, 1993, and Class C shares were initially offered on August 1, 1997.


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's return with sales charges.

The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. North Carolina Tax-Exempt Municipal
Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.



                                                                              --
                                                                              20

THE FUNDS  COLONIAL NORTH CAROLINA TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



--------------------------------------------------------------------------------
Shareholder Fees (41) (paid directly from your investment)
--------------------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
------------------------------------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(42)    5.00        1.00
------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                   (43)        (43)        (43)



--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C

Management fee (%)                                     0.50        0.50        0.50
--------------------------------------------------------------------------------------

Distribution and service (12b-1) fees (%)              0.25        1.00        1.00(44)
--------------------------------------------------------------------------------------
Other expenses (%)                                     0.43        0.43        0.43
--------------------------------------------------------------------------------------
Total annual fund operating expenses (%)               1.18        1.93        1.93(44)



--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS


Class A                                    $590        $832       $1,093     $1,839
---------------------------------------- ---------- ----------- ----------- ----------
Class B: did not sell your shares          $196        $606       $1,042     $2,059

         sold all your shares at
         the end of the period             $696        $906       $1,242     $2,059
---------------------------------------- ---------- ----------- ----------- ----------
Class C: did not sell your shares          $196        $606       $1,042     $2,254

         sold all your shares at
         the end of the period             $296        $606       $1,042     $2,254


(41) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(42) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(43) There is a $7.50 charge for wiring sale proceeds to your bank.


(44) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.70% and the total annual fund operating expenses for Class C would be 1.63%. This arrangement may be terminated by the distributor at any time.


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same


-    Assumes reinvestment of all dividends and distributions




                                                                              --
                                                                              21

THE FUNDS  COLONIAL OHIO TAX-EXEMPT FUND

PERFORMANCE HISTORY (OHIO)
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



--------------------------------------------------------------------------------
Calendar Year Total Returns (Class A)
--------------------------------------------------------------------------------

                                  [BAR GRAPH]
                               1990           7.17%
                               1991          10.97%
                               1992           8.69%
                               1993          10.97%
                               1994          -6.28%
                               1995          16.97%
                               1996           3.58%
                               1997           9.59%
                               1998           5.75%
                               1999          -4.75%


The Fund's year-to-date total return through March 31, 2000 was +2.51%.

FOR PERIOD SHOWN IN BAR CHART:
Best quarter: 1st quarter 1995, +7.08%
Worst quarter: 1st quarter 1994, -6.21%

--------------------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 199
--------------------------------------------------------------------------------


                                              1 YEAR         5 YEARS       10 YEARS


Class A (%)                                    -9.27          4.96           5.53
-------------------------------------------------------------------------------------
Class B (%)                                   -10.01          4.87           5.46(45)
-------------------------------------------------------------------------------------
Class C (%)                                    -6.08          5.76(45)       5.93(45)
-------------------------------------------------------------------------------------
Lehman Index (%)                               -2.06          6.91           6.89
-------------------------------------------------------------------------------------
Lipper Average (%)                             -4.02          5.76           6.18



(45) Class B and Class C are newer classes of shares). Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's return with sales charges.


The Fund's return is compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Ohio Tax-Exempt Municipal
Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.



                                                                              --
                                                                              22

THE FUNDS  COLONIAL OHIO TAX-EXEMPT FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



--------------------------------------------------------------------------------
Shareholder Fees (46) (paid directly from your investment)
--------------------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
------------------------------------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(47)    5.00        1.00
------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                   (48)        (48)        (48)



--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from fund assets)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C

Management fee (%)                                     0.50        0.50        0.50
----------------------------------------------------------------------------------------


Distribution and service (12b-1) fees (%)              0.25        1.00        1.00(49)
----------------------------------------------------------------------------------------
Other expenses (%)                                     0.29        0.29        0.29
----------------------------------------------------------------------------------------

Total annual fund operating expenses (%)               1.04        1.79        1.79(49)



--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS


Class A                                    $576        $790       $1,022     $1,686
---------------------------------------- ---------- ----------- ----------- ----------
Class B: did not sell your shares          $182        $563         $970     $1,908

         sold all your shares at
         the end of the period             $682        $863       $1,170     $1,908
---------------------------------------- ---------- ----------- ----------- ----------
Class C: did not sell your shares          $182        $563         $970     $2,105

         sold all your shares at
         the end of the period             $282        $563         $970     $2,105



(46) A $10 annual fee is deducted form accounts of less than $1,000 and paid to the transfer agent.

(47) This charge applies only to certain Class A shares bought without an initial sales charge that are sold (47) within 18 months of purchase.

(48) There is a $7.50 charge for wiring sale proceeds to your bank.

(49) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.70% and the total annual fund operating expenses for Class C would be 1.49%. This arrangement may be terminated by the distributor at any time.


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same


-    Assumes reinvestment of all dividends and distributions




                                                                              --
                                                                              23

--------------------------------------------------------------------------------
                                  YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS(50)


Initial Investment................$1,000
Subsequent Investments............$   50
Automatic Investment Plan.........$   50
Retirement Plans..................$   25


--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.




--------------------------------------------------------------------------------
Outlined below are the various options for buying shares
--------------------------------------------------------------------------------


METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.
--------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------

By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction  including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

--------------------------------------------------------------------------------------

By exchange           You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                      Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by
                      telephone, call 1-800-422-3737.

--------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
--------------------------------------------------------------------------------------

By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to
                      two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.

--------------------------------------------------------------------------------------

Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.

--------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund
diversification       into the same class of shares of another Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.



(50) Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



                                                                              --
                                                                              24

YOUR ACCOUNT


CHOOSING A SHARE CLASS


The Funds offer three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm participates in the Class B discount program, purchases of over $1 million can be made only in Class A or Class C shares. Otherwise, purchases in excess of $250,000 must be for Class A or Class C shares only. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


--------------------------------------------------------------------------------


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------



                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM

Less than $50,000                               4.75%         4.99%          4.25%
------------------------------------------------------------------------------------
$ 50,000 to less than $100,000                  4.50%         4.71%          4.00%
------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50%         3.63%          3.00%
------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50%         2.56%          2.00%
------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00%         2.04%          1.75%
------------------------------------------------------------------------------------
$1,000,000 or more(51)                          0.00%         0.00%          0.00%




(51) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sales of shares within 18 months of purchase cause the value of the account to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.



                                                                              --
                                                                              25

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


--------------------------------------------------------------------------------



For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:



--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------


AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
--------------------------------------------------------------------------------
Next $2 million                                                0.50
--------------------------------------------------------------------------------
Over $5 million                                                0.25(52)




REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at the Funds' NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission% on sales of Class B shares, for each of the State Funds as depicted in the charts below:

PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             5.00%
--------------------------------------------------------------------------------
Through second year                                            4.00%
--------------------------------------------------------------------------------
Through third year                                             3.00%
--------------------------------------------------------------------------------
Through fourth year                                            3.00%
--------------------------------------------------------------------------------
Through fifth year                                             2.00%
--------------------------------------------------------------------------------
Through sixth year                                             1.00%
--------------------------------------------------------------------------------
Longer than six years                                          0.00%



(52) Paid over 12 months but only to the extent the shares remain outstanding.



                                                                              --
                                                                              26

YOUR ACCOUNT



Commission to financial advisors is 4.00%.
Automatic conversion to Class A shares is eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00
--------------------------------------------------------------------------------
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares is three years after purchase.



                                                                              --
                                                                              27

YOUR ACCOUNT



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Funds' NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


--------------------------------------------------------------------------------
CLASS C SALES CHARGES
--------------------------------------------------------------------------------


YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


                                                                              --
                                                                              28

YOUR ACCOUNT



When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Funds will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.



--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by exchanging from a Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------

By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call
                      1-800-345-6611.
--------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

--------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


                                                                              --
                                                                              29

YOUR ACCOUNT


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Classes A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.45% annually. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(53)


(53) Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating the distribution fee upon conversion.



                                                                              --
                                                                              30

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW A FUND'S SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class' shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.



                                                                              --
                                                                              31

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may realize capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Funds have the potential to make the following distributions:


--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Dividend              Represents interest and dividends earned from securities
                      held by the Funds.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Funds declare dividends daily and pay them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that we receive payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account.(54) To change your distribution option call 1-800-345-6611.


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains(55)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):(55)

-    send the check to your address of record
-    send the check to a third party address
-    transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal or any applicable state alternative minimum tax for both individuals and corporate shareholders.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws. In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund. Such transactions may be subject to federal, state and local income tax.

(54) If you do not indicate on your application your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

(55) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.



                                                                              --
                                                                              32

--------------------------------------------------------------------------------
                               MANAGING THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Funds' investment advisor. In its duties as investment advisor, Colonial runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of April 30, 2000, Colonial managed over $15.4 billion in assets.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe).Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the California Fund, Connecticut Fund, Florida Fund, Massachusetts Fund, Michigan Fund, Minnesota Fund, New York Fund, North Carolina Fund and Ohio Fund amounted to 0.50%, 0.35%, 0.41%, 0.48%, 0.50%, 0.50%, 0.32%, 0.50% and 0.50% of average daily net assets of each Fund, respectively.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------
BRIAN M. HARTFORD, a senior vice president of Colonial,has managed the Minnesota Fund and other Colonial tax-exempt funds since 1993. Mr. Hartford was a senior municipal trader of Colonial from 1991 until 1993.

GARY SWAYZE, a senior vice president of Colonial, has managed the New York Fund since September 1997, the California Fund since October 1997, the Connecticut Fund since November 1997 and the Massachusetts Fund since July 1998. Prior to joining Colonial in 1997, Mr. Swayze was a portfolio manager and a group leader at Fidelity Management and Research Company and the writer and editor of a bond market newsletter.

David S. Pope, CFA, a vice president of Colonial, has managed the Michigan Fund, the Ohio Fund, the North Carolina Fund and the Florida Fund since May, 2000. Mr. Pope



                                                                              --
                                                                              33

MANAGING THE FUNDS


joined Colonial as a senior quantitative analyst in 1996 and has worked as an associate portfolio manager on several mutual funds since 1997. Prior to joining Colonial in 1996, Mr. Pope worked as a quantitative portfolio analyst at Fidelity Management and Research Company.



                                                                              --
                                                                              34

--------------------------------------------------------------------------------
                     OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------



UNDERSTANDING THE FUNDS' OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's primary investment strategies and risks are described under "The Funds -- Primary Investment Strategies" and "The Funds-- Primary Investment Risks." In seeking to meet their goal, the Funds may also invest in other securities and utilize other investment techniques. These securities and investment techniques offer certain opportunities and carry various risks.


A Fund may elect not to buy all of these securities or use all of these other techniques to the fullest extent permitted, unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.


Additional information about a Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment techniques, is contained in the Statement of Additional Information.


--------------------------------------------------------------------------------



Each Fund's primary investment strategies and their associated risks are described above. This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their goal, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


DERIVATIVE STRATEGIES

--------------------------------------------------------------------------------
Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risks, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.



MUNICIPAL LEASE OBLIGATIONS

--------------------------------------------------------------------------------
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by a state or local government and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation or revenue bonds. Municipal lease obligations may not be backed by the issuing municipality and many have a "non-appropriation" clause.


                                                                              --
                                                                              35

OTHER INVESTMENT STRATEGIES AND RISKS



A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to a Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS

--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, a Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


ZERO COUPON BONDS
--------------------------------------------------------------------------------

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest at rates that vary inversely to changes in market with short-term tax-exempt interest rates. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Therefore, their market values are subject to greater risks of fluctuation than securities bearing a fixed rate of interest which may lead to greater fluctuation in the price of the security.



                                                                              --
                                                                              36

OTHER INVESTMENT STRATEGIES AND RISKS


TEMPORARY DEFENSIVE STRATEGIES

--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.





                                                                              --
                                                                              37

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from February 1 to January 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). This information for the Minnesota Fund, the New York Fund, the North Carolina Fund and the Ohio Fund has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in each Fund's annual report. The information for the Florida Fund, the Massachusetts Fund, the California Fund, the Connecticut Fund and the Michigan Fund, for the fiscal year ended January 31, 2000, has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in each Fund's annual report. Information for these Funds for years ending through January 31, 1999 was audited by PricewaterhouseCoopers LLP. You can request a free copy of each Fund's annual report by calling 1-800-426-3750.



--------------------------------------------------------------------------------
COLONIAL CALIFORNIA TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                         Years ended January 31,
                                                      2000                         1999                          1998

                                           Class A   Class B   Class C     Class A  Class B   Class C  Class A   Class B  Class C(d)

 Net asset value --
 Beginning of period ($)                    7.730     7.730     7.730       7.720    7.720     7.720    7.370     7.370     7.660
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS
 ($):

 Net investment income                      0.346(a)  0.290(a)  0.312(a)(b) 0.354    0.294     0.318(c) 0.366     0.310     0.164(e)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)   (0.794)   (0.794)   (0.794)      0.111    0.111     0.111    0.426     0.426     0.132
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          (0.448)   (0.504)   (0.482)      0.465    0.405     0.429    0.792     0.736     0.296
------------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                (0.345)   (0.289)   (0.311)     (0.352)  (0.294)   (0.317)  (0.369)   (0.313)   (0.167)
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income            --        --        --      (0.012)  (0.010)   (0.011)  (0.004)   (0.004)       --
------------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                       --        --        --      (0.075)  (0.075)   (0.075)  (0.068)   (0.068)   (0.069)
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gains           (0.017)   (0.017)   (0.017)     (0.016)  (0.016)   (0.016)  (0.001)   (0.001)       --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared              (0.362)   (0.306)   (0.328)     (0.455)  (0.395)   (0.419)  (0.442)   (0.386)   (0.236)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value -- End of period ($)       6.920     6.920     6.920       7.730    7.730     7.730    7.720     7.720     7.720
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (f)                       (5.92)    (6.63)    (6.35)(g)    6.23     5.42      5.74(g) 11.05     10.23      3.93(g)
                                                                                                                                 (h)
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(i)                                 0.91      1.66      1.36(b)     0.86     1.61      1.31(c)  0.87      1.62      1.32(e)
                                                                                                                                 (j)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income(i)                    4.72      3.97      4.27(b)     4.60     3.85      4.15(c)  4.92      4.17      4.32(e)
                                                                                                                                 (j)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                        19        19        19          13       13        13       31        31        31
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)    194,606    80,416     6,059     246,576   99,485     5,963  255,838   101,657   101,657
------------------------------------------------------------------------------------------------------------------------------------


(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(b) Net of fees waived by the distributor which amounted to $0.022 per share and 0.30%.

(c) Net of fees waived by the distributor which amounted to $0.023 per share and 0.30%.

(d) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(e) Net of fees waived by the distributor which amounted to $0.011 per share and 0.30% (annualized).


(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(g) Had the distributor not waived a portion of expenses, total return would have been reduced.


(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(j)  Annualized.


                                                                              --
                                                                              38

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL CALIFORNIA TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                                     Years ended January 31,
                                                                             1997                                 1996

                                                                Class A               Class B           Class A          Class B

 Net asset value --
   Beginning of period ($)                                        7.540                 7.540             6.870            6.870
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income(a)                                         0.386                 0.331             0.388            0.334
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                         (0.173)               (0.173)            0.671            0.671
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                 0.213                 0.158             1.059            1.005
------------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

 From net investment income                                      (0.383)               (0.328)           (0.389)          (0.335)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
   End of period ($)                                              7.370                 7.370             7.540            7.540
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)                                              2.98                  2.21             15.78(c)         14.94(c)
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(d)                                                       0.88                  1.63              0.89             1.64
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income(d)                                          5.23                  4.48              5.33             4.58
------------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the                            --                    --              0.01             0.01
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                                               25                    25                47               47
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                          264,053               100,873           304,581          106,925
------------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or borne
    by the advisor which amounted to: ($)                            --                    --             0.001            0.001
------------------------------------------------------------------------------------------------------------------------------------



(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.


                                                                              --
                                                                              39

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL CONNECTICUT TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                         Years ended January 31,
                                                      2000                         1999                          1998

                                           Class A   Class B   Class C     Class A  Class B   Class C  Class A   Class B  Class C(c)

 Net asset value --
 Beginning of period ($)                    7.950     7.950     7.950       7.830    7.830     7.830    7.490     7.490    7.710
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (a)                  0.368(b)  0.310(b)  0.333(b)(d) 0.369(b) 0.308(b)  0.333(b) 0.385     0.328    0.173(f)
                                                                                                    (e)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)   (0.670)   (0.670)   (0.670)      0.129    0.129     0.129    0.344     0.344    0.124
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          (0.302)   (0.360)   (0.337)      0.498    0.437     0.462    0.729     0.672    0.297
------------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                (0.368)   (0.310)   (0.333)     (0.368)  (0.309)   (0.333)  (0.386)   (0.330)  (0.177)
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income            --        --        --      (0.010)  (0.008)   (0.009)  (0.003)   (0.002)      --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared
 to Shareholders                           (0.368)   (0.310)   (0.333)     (0.378)  (0.317)   (0.342)  (0.389)   (0.332)  (0.177)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
   End of period ($)                        7.280     7.280     7.280       7.950    7.950     7.950    7.830     7.830    7.830
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (g)(h)                    (3.87)    (4.59)    (4.31)       6.54     5.73      6.05    10.00      9.19     3.90(i)
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(j)                                 0.78      1.53      1.23(d)     0.77     1.52      1.22(e)  0.62      1.37     1.09(f)
                                                                                                                                (k)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income(j)                    4.84      4.09      4.39(d)     4.69     3.94      4.24(e)  5.04      4.29     4.48(f)
                                                                                                                                (k)
------------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by
 the advisor (j)                             0.15      0.15      0.15        0.14     0.14      0.14     0.29      0.29     0.28(k)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                          9         9         9           6        6         6       12        12       12
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)     66,348    76,246     2,768      83,156   87,947     1,333   80,035    84,370      480
------------------------------------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived or
 borne by the advisor which amounted
 to: ($)                                    0.011     0.011     0.011      0.011     0.011     0.011    0.022     0.022    0.021
------------------------------------------------------------------------------------------------------------------------------------

(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.


(c) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.


(d) Net of fees waived by the distributor which amounted to 0.023 per share and 0.30%.


(e) Net of fees waived by the distributor which amounted to $0.024 per share and 0.30%.


(f) Net of fees waived by the distributor which amounted to $0.012 per share and 0.30% (annualized).


(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the advisor and/or distributor not waived a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(k)  Annualized.


                                                                              --
                                                                              40

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL CONNECTICUT TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                                     Years ended January 31,
                                                                             1997                                 1996

                                                                Class A               Class B           Class A          Class B

 Net asset value --
   Beginning of period ($)                                       7.630                 7.630             7.080            7.080
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income(a)                                        0.393                 0.338             0.400            0.345
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                        (0.141)               (0.141)            0.552            0.552
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                0.252                 0.197             0.952            0.897
------------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

 From net investment income                                     (0.392)               (0.337)           (0.402)          (0.347)
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared
 to Shareholders                                                (0.392)               (0.337)           (0.402)          (0.347)
 Net asset value--                                               7.490                 7.490             7.630            7.630
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)(c)                                          3.48                  2.71             13.77            12.93
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(d)                                                      0.59                  1.34              0.51             1.25
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income(d)                                         5.28                  4.53              5.42             4.68
------------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the                         0.31                  0.31              0.42             0.42
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                                              21                    21                13               13
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($):                         74,059                81,437            80,039           82,785
------------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or borne
    by the advisor which amounted to: ($)                        0.023                 0.023             0.031            0.031
------------------------------------------------------------------------------------------------------------------------------------



(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the advisor and/or distributor not waived a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



                                                                              --
                                                                              41

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL FLORIDA TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                         Years ended January 31,
                                                      2000                         1999                          1998

                                           Class A   Class B   Class C     Class A  Class B   Class C  Class A   Class B  Class C(b)

 Net asset value --
 Beginning of period ($)                    7.890     7.890     7.890       7.790    7.790     7.790    7.430     7.430    7.710
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income(a)                   0.349(c)  0.293(c)  0.316(c)(d) 0.356    0.296     0.320(e) 0.388     0.332    0.172(f)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)   (0.844)   (0.844)   (0.844)      0.119    0.119     0.119    0.361     0.361    0.082
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          (0.495)   (0.551)   (0.528)      0.475    0.415     0.439    0.749     0.693    0.254
------------------------------------------------------------------------------------------------------------------------------------

  LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):

  From net investment income               (0.345)   (0.289)   (0.312)     (0.366)  (0.307)   (0.331)  (0.389)   (0.333)  (0.174)
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income            --        --        --      (0.009)  (0.008)   (0.008)      --        --       --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared
 to Shareholders                           (0.345)   (0.289)   (0.312)     (0.375)  (0.315)   (0.339)  (0.389)   (0.333)  (0.174)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
   End of period ($)                        7.050     7.050     7.050       7.890    7.890     7.890    7.790     7.790    7.790
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (g)(h)                    (6.39)    (7.10)    (6.82)       6.29     5.48      5.80    10.37      9.55     3.35(i)
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(j)                                 0.94      1.69      1.39(d)     0.82     1.57      1.27(e)  0.59      1.34     1.04(f)
                                                                                                                                (k)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income(j)                    4.68      3.93      4.23(d)     4.59     3.84      4.14(e)  5.08      4.33     4.63(f)
                                                                                                                                (k)
------------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived
 or borne by the advisor (j)                 0.09      0.09      0.09        0.17     0.17      0.17     0.41      0.41     0.40(k)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                         33        33        33          50       50        50       32        32       32
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)     24,011    22,183       353      29,526   30,891       345   32,150    33,665      103
------------------------------------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived or
 borne by the advisor which amounted
 to: ($)                                    0.007     0.007     0.007       0.013    0.013     0.013    0.031     0.031    0.031
------------------------------------------------------------------------------------------------------------------------------------


(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.


(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Net of fees waived by the distributor which amounted to $0.022 per share and 0.30%.


(e) Net of fees waived by the distributor which amounted to $0.023 per share and 0.30%.


(f) Net of fees waived by the distributor which amounted to $0.012 per share and 0.30% (annualized).


(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share.


(k)  Annualized.


                                                                              --
                                                                              42

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL FLORIDA TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                                     Years ended January 31,
                                                                             1997                                 1996

                                                                Class A               Class B           Class A          Class B

 Net asset value --
   Beginning of period ($)                                       7.620                 7.620             7.100            7.100
-----------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income(a)                                        0.395                 0.340             0.404            0.351
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                        (0.194)               (0.194)            0.535            0.533
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                0.201                 0.146             0.939            0.884
-----------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

 From net investment income                                     (0.391)               (0.336)           (0.419)          (0.364)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
   End of period ($)                                             7.430                 7.430             7.620            7.620
-----------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)(c)                                          2.80                  2.03             13.55            12.72
-----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(d)                                                      0.56                  1.31              0.45             1.18
-----------------------------------------------------------------------------------------------------------------------------------
 Interest Expense                                                   (e)                   (e)               --               --
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income(d)                                         5.31                  4.56              5.45             4.72
-----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the                         0.44                  0.44              0.55             0.55
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                                              69                    69                83               83
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                          31,275                33,341            32,599           35,741
-----------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or borne
    by the advisor which amounted to: ($)                        0.032                 0.032             0.040            0.040
-----------------------------------------------------------------------------------------------------------------------------------



(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share.

(e)  Rounds to less than 0.01%.



                                                                              --
                                                                              43

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL MASSACHUSETTS TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                         Years ended January 31,
                                                      2000                         1999                          1998

                                           Class A   Class B   Class C     Class A  Class B   Class C  Class A   Class B  Class C(b)

 Net asset value --
 Beginning of period ($)                    8.060     8.060     8.060       8.100    8.100     8.100    7.810     7.810    8.070
----------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                      0.366(a)  0.308(a)  0.331(a)(c) 0.384    0.322     0.347(d) 0.403     0.344    0.180(e)
                                                 (f)       (f)          (f)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)   (0.835)   (0.835)   (0.835)      0.104    0.104     0.104    0.352     0.352    0.090
----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          (0.469)   (0.527)   (0.504)      0.488    0.426     0.451    0.755     0.696    0.270
----------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                (0.366)   (0.308)   (0.331)     (0.378)  (0.318)   (0.343)  (0.406)   (0.347)  (0.180)
----------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income            --        --        --      (0.014)  (0.012)   (0.012)  (0.003)   (0.003)  (0.004)
----------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                   (0.004)   (0.004)   (0.004)     (0.133)  (0.103)   (0.133)  (0.056)   (0.056)  (0.056)
----------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gains           (0.041)   (0.041)   (0.041)     (0.003)  (0.033)   (0.003)      --        --       --
----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to           (0.411)   (0.353)   (0.376)     (0.528)  (0.466)   (0.491)  (0.465)   (0.406)  (0.240)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
   End of period ($)                        7.180     7.180     7.180       8.060    8.060     8.060    8.100     8.100    8.100
----------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (g)                       (5.96)(h) (6.67)(h) (6.38)(h)    6.25     5.44      5.76(h)  9.94      9.13     3.40(h)
                                                                                                                                (i)
----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(j)                                 0.93      1.68      1.38(c)     0.91     1.66      1.36(d)  0.90      1.65     1.37(e)
                                                                                                                                (k)
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income(j)                    4.81      4.06      4.36(c)     4.69     3.94      4.24(d)  5.05      4.30     4.47(e)
                                                                                                                                (k)
----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived
 or borne by the advisor (j)                 0.02      0.02      0.02          --       --        --       --        --       --
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                         16        16        16          21       21        21       14        14       14
----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)    142,790    50,110     1,189     180,628   59,789       698  182,721    59,160      206
----------------------------------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived or
 borne by the advisor which amounted
 to: ($)                                    0.002     0.002     0.002          --       --        --       --        --       --
----------------------------------------------------------------------------------------------------------------------------------



(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) Net of fees waived by the distributor which amounted to $0.023 per share and 0.30%.

(d) Net of fees waived by the distributor which amounted to $0.024 per share and 0.30%.


(e) Net of fees waived by the distributor which amounted to $0.012 per share and 0.30% (annualized).

(f) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.


(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sale charge.

(h) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(i)  Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(k)  Annualized.


                                                                              --
                                                                              44

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL MASSACHUSETTS TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                                     Years ended January 31,
                                                                             1997                                 1996

                                                                Class A               Class B           Class A          Class B

 Net asset value --
   Beginning of period ($)                                       8.040                 8.040             7.390            7.390
-----------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                                           0.415                 0.357             0.424(a)         0.367(a)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                        (0.234)               (0.234)            0.650            0.650
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                0.181                 0.123             1.074            1.017
-----------------------------------------------------------------------------------------------------------------------------------

  LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

  From net investment income                                    (0.411)               (0.353)           (0.424)          (0.367)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders                   (0.411)               (0.353)           (0.424)          (0.367)
 Net asset value--                                               7.810                 7.810             8.040            8.040
-----------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)(c)                                          2.43                  1.66             14.90            14.05
-----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(d)                                                      0.90                  1.65              0.85             1.60
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income(d)                                         5.32                  4.57              5.49             4.74
-----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the                         0.00                  0.00              0.06             0.06
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                                              29                    29                21               21
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                         184,221                59,143           207,759           60,651
-----------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or borne
    by the advisor which amounted to: ($)                           --                    --             0.005            0.005
-----------------------------------------------------------------------------------------------------------------------------------

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                                                              --
                                                                              45

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
COLONIAL MICHIGAN TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                                                         Years ended January 31,
                                                      2000                         1999                          1998

                                           Class A   Class B   Class C     Class A  Class B   Class C  Class A   Class B  Class C(b)

 Net asset value --
 Beginning of period ($)                    7.330     7.330     7.330       7.320    7.320     7.320    6.930     6.930     7.200
----------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                      0.315(c)  0.262(c)  0.283(c)(d) 0.341(a) 0.285(a)  0.307(a) 0.352(a)  0.299(a)  0.156(a)
                                                                                                    (e)                          (f)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss)                                    (0.748)   (0.748)   (0.748)      0.111    0.111     0.111    0.386     0.386     0.122
----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          (0.433)   (0.486)   (0.465)      0.452    0.396     0.418    0.738     0.685     0.278
----------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                (0.317)   (0.265)   (0.286)     (0.343)  (0.288)   (0.310)  (0.348)   (0.295)   (0.158)
----------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income        (0.008)   (0.007)   (0.007)     (0.008)  (0.007)   (0.007)      --        --        --
----------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                       --        --        --      (0.075)  (0.075)   (0.075)      --        --        --
----------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gains           (0.002)   (0.002)   (0.002)     (0.016)  (0.016)   (0.016)      --        --        --
----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to           (0.327)   (0.274)   (0.295)     (0.442)  (0.386)   (0.408)  (0.348)   (0.295)   (0.158)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
   End of period ($)                        6.570     6.570     6.570       7.330    7.330     7.330    7.320     7.320     7.320
----------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (g)                       (6.05)    (6.76)    (6.47)(h)    6.38(h)  5.57(h)   5.89(h) 10.93(h)  10.11(h)   3.92(h)
                                                                                                                                 (i)
----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(j)                                 1.03      1.78      1.48(d)     0.93     1.68      1.38(e)  0.90      1.65      1.35(f)
                                                                                                                                 (k)
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income(j)                    4.55      3.80      4.10(d)     4.64     3.89      4.19(e)  4.95      4.20      4.35(f)
                                                                                                                                 (k)
----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived
 or borne by the advisor (j)                   --        --        --        0.06     0.06      0.06     0.13      0.13      0.15(k)
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                         23        23        23          15       15        15       32        32        32
----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)     30,997     9,255       631      38,606   12,581     1,358   39,048    12,762       103
----------------------------------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived
 or borne by the advisor which
 amounted to: ($)                              --        --        --       0.004    0.004     0.004    0.009     0.009     0.010
----------------------------------------------------------------------------------------------------------------------------------

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) The per share net investment income amounts do not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d) Net of fees waived by the distributor which amounted to $0.021 per share and 0.30%.


(e) Net of fees waived by the distributor which amounted to $0.022 per share and 0.30%.


(f) Net of fees waived by the distributor which amounted to $0.011 per share and 0.30% (annualized).


(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(h) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(i)  Not annualized


(j) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.000 per share for 1999 only.


(k)  Annualized.


                                                                              --
                                                                              46

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL MICHIGAN TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                                     Years ended January 31,
                                                                             1997                                 1996

                                                                Class A               Class B           Class A          Class B

 Net asset value --
   Beginning of period ($)                                       7.130                 7.130             6.660            6.660
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income(a)                                        0.354                 0.302             0.368            0.317
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                        (0.198)               (0.198)            0.484            0.484
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                0.156                 0.104             0.852            0.801
------------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
 ($):

 From net investment income                                     (0.354)               (0.303)           (0.382)          (0.331)
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income                             (0.002)               (0.001)               --               --
 Total Distributions Declared to Shareholders                   (0.356)               (0.304)           (0.382)          (0.331)
 Net asset value -- End of period ($)                            6.930                 6.930             7.130            7.130
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)(c)                                          2.35                  1.58             13.13            12.30
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(d)                                                      0.89                  1.64              0.80             1.55
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income(d)                                         5.12                  4.37              5.34             4.59
------------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the                         0.12                  0.12              0.25             0.25
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                                              25                    25                48               48
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                          39,606                13,364            43,308           15,236
------------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or borne
    by the advisor which amounted to: ($)                        0.008                 0.008             0.017            0.017
------------------------------------------------------------------------------------------------------------------------------------



(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



                                                                              --
                                                                              47

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
COLONIAL MINNESOTA TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                                                         Years ended January 31,
                                                      2000                         1999                          1998

                                           Class A   Class B   Class C     Class A  Class B   Class C  Class A   Class B  Class C(b)

 Net asset value --
 Beginning of period ($)                    7.360     7.360     7.360       7.490    7.490     7.490    7.130     7.130    7.470
--------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                      0.326(c)  0.274(c)  0.295(c)(d) 0.351(a) 0.293(a)  0.316(a) 0.362(a)  0.308(a) 0.163(a)
                                                                                                    (e)                         (f)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss)                                    (0.891)   (0.891)   (0.891)      0.110    0.110     0.110    0.405     0.405    0.066
--------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          (0.565)   (0.617)   (0.596)      0.461    0.403     0.426    0.767     0.713    0.229
--------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                (0.328)   (0.276)   (0.297)     (0.345)  (0.289)   (0.311)  (0.362)   (0.308)  (0.164)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income            --        --        --      (0.015)  (0.013)   (0.014)      --        --       --
--------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                       --        --        --      (0.182)  (0.182)   (0.182)  (0.045)   (0.045)  (0.045)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gains           (0.007)   (0.007)   (0.007)     (0.049)  (0.049)   (0.049)      --        --       --
--------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to           (0.335)   (0.283)   (0.304)     (0.591)  (0.533)   (0.556)  (0.407)   (0.353)  (0.209)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
   End of period ($)                        6.460     6.460     6.460       7.360    7.360     7.360    7.490     7.490    7.490
--------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (g)                       (7.87)    (8.56)    (8.29)(h)    6.40(h)  5.59(h)   5.91(h) 11.04(h)  10.22(h)  3.13(h)
                                                                                                                                (i)
--------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(j)                                 1.06      1.81      1.51(d)     0.94     1.69      1.39(e)  0.91      1.66     1.36(f)
                                                                                                                                (k)
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income(j)                    4.71      3.96      4.26(d)     4.62     3.87      4.17(e)  4.97      4.22     4.40(f)
                                                                                                                                (k)
--------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived
 or borne by the advisor (j)                   --        --        --        0.06     0.06      0.06     0.11      0.11     0.12(k)
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                         28        28        28          34       34        34       19        19       19
--------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)     24,248    16,945       381      32,075   21,398       270   32,824    20,278      136
--------------------------------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived
 or borne by the advisor which
 amounted to: ($)                              --        --        --       0.005    0.005     0.005    0.008     0.008    0.008
--------------------------------------------------------------------------------------------------------------------------------


(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.


(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Net of fees waived by the distributor which amounted to $0.021 per share and 0.30%.

(e) Net of fees waived by the distributor which amounted to $0.022 per share and 0.30%.

(f) Net of fees waived by the distributor which amounted to $0.011 per share and 0.30% (annualized).


(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(h) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(i)  Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share for 1999 only.

(k)  Annualized.



                                                                              --
                                                                              48

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL MINNESOTA TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                                     Years ended January 31,
                                                                             1997                                 1996

                                                                Class A               Class B           Class A          Class B

 Net asset value --
   Beginning of period ($)                                       7.350                 7.350             6.840            6.840
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income(a)                                        0.369                 0.316             0.384            0.332
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                        (0.222)               (0.222)            0.516            0.516
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                0.147                 0.094             0.900            0.848
------------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
 From net investment income                                     (0.367)               (0.314)           (0.390)          (0.338)
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders                   (0.367)               (0.314)           (0.390)          (0.338)
 Net asset value -- End of period                                7.130                 7.130             7.350            7.350
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)(c)                                          2.16                  1.40             13.50            12.66
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses(d)                                                      0.90                  1.65              0.85             1.60
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income(d)                                         5.19                  4.44              5.41             4.66
------------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the                         0.13                  0.13              0.24             0.24
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                                              27                    27                42               42
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                          34,986                19,389            36,586           19,083
------------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or borne
    by the advisor which amounted to: ($)                        0.009                 0.009             0.016            0.016
------------------------------------------------------------------------------------------------------------------------------------



(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



                                                                              --
                                                                              49

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL NEW YORK TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                         Years ended January 31,
                                                      2000                         1999                          1998

                                           Class A   Class B   Class C     Class A  Class B   Class C  Class A   Class B  Class C(b)

 Net asset value --
 Beginning of period ($)                    7.490     7.490     7.490       7.380    7.380     7.380     7.040    7.040    7.270
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income (a)                  0.347(c)  0.293(c)  0.315(c)(d) 0.358    0.301     0.324(e)  0.383    0.330    0.171(f)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss)                                    (0.812)   (0.812)   (0.812)      0.115    0.115     0.115     0.346    0.346    0.118
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          (0.465)   (0.519)   (0.497)      0.473    0.416     0.439     0.729    0.676    0.289
------------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                (0.345)   (0.291)   (0.313)     (0.352)  (0.296)   (0.320)   (0.384)  (0.331)  (0.179)
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income            --        --        --      (0.011)  (0.010)   (0.010)       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 From capital paid in                          --        --        --          --       --        --    (0.005)  (0.005)      --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared  to share-
 holders                                   (0.345)   (0.291)   (0.313)     (0.363)  (0.306)   (0.329)   (0.389)  (0.336)  (0.179)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value--End of period ($)         6.680     6.680     6.680       7.490    7.490     7.490     7.380    7.380    7.380
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (g)(h)                    (6.34)    (7.04)    (6.76)       6.61     5.80      6.13     10.67     9.85     4.04(i)
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses(j)                                 0.79      1.54      1.24(d)     0.77     1.52      1.22(e)   0.67     1.42     1.12(f)
                                                                                                                                (k)
------------------------------------------------------------------------------------------------------------------------------------
 Net Investment Income(j)                    4.90      4.15      4.45(d)     4.78     4.03      4.33(e)   5.31     4.56     4.72(f)
                                                                                                                                (k)
------------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived, or borne
 by advisor                                  0.18      0.18      0.18        0.16     0.16      0.16      0.28     0.28     0.29(k)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                         17        17        17          28       28        28        38       38       38
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)     43,471    44,747       654      55,348   54,079       720    51,744   52,313      104
------------------------------------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived
 or borne by the advisor which
 amounted to: ($)                           0.013     0.013     0.013       0.012    0.012     0.012     0.020    0.020    0.021
------------------------------------------------------------------------------------------------------------------------------------


(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Net of fees waived by the distributor which amounted to $0.021 per share and 0.30%.


(e) Net of fees waived by the distributor which amounted to $0.022 per share and 0.30%.


(f) Net of fees waived by the distributor which amounted to $0.011 per share and 0.30% (annualized).

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(h) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.


(j) The benefits derived from custody credits and directed brokerage arrangements had no impact.


(k)  Annualized.


                                                                              --
                                                                              50

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL NEW YORK TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                                     Years ended January 31,
                                                                             1997                                 1996

                                                                Class A               Class B           Class A          Class B

 Net asset value --
   Beginning of period ($)                                       7.250                 7.250             6.680            6.680
-----------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income(a)                                        0.393                 0.340             0.401            0.349
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                        (0.207)               (0.207)            0.576            0.576
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                0.186                 0.133             0.977            0.925
-----------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                                     (0.396)               (0.343)           (0.407)          (0.355)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders                   (0.396)                (0.343)          (0.407)          (0.355)
 Net asset value--End of period ($)                              7.040                 7.040             7.250            7.250
-----------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)(c)                                          2.76                  1.99             14.99            14.15
-----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses(d)                                                      0.65                  1.40              0.58             1.33
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income(d)                                         5.56                  4.81              5.72             4.97
-----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the advisor(d)              0.29                  0.29              0.38             0.38
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                                              78                    78                39               39
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                          50,648                52,861            56,795           53,505
-----------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or borne
    by the advisor which amounted to: ($)                        0.020                 0.020             0.026            0.026
-----------------------------------------------------------------------------------------------------------------------------------



(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



                                                                              --
                                                                              51

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL NORTH CAROLINA TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                         Years ended January 31,
                                                      2000                         1999                          1998

                                           Class A   Class B   Class C     Class A  Class B   Class C  Class A   Class B  Class C(b)

 Net asset value --
 Beginning of period ($)                    7.600     7.600     7.600       7.450    7.450     7.450    7.120     7.120    7.350
----------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income                      0.318(c)  0.264(c)  0.285(c)(d) 0.342(a) 0.285(a)  0.307(a) 0.373(a)  0.319(a) 0.168(a)
                                                                                                    (d)                         (e)
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss)                                    (0.790)   (0.790)   (0.790)      0.164    0.164     0.164    0.327     0.327    0.100
----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          (0.472)   (0.526)   (0.505)      0.506    0.449     0.471    0.700     0.646    0.268
----------------------------------------------------------------------------------------------------------------------------------

  LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):

  From net investment income               (0.318)   (0.264)   (0.285)     (0.348)  (0.292)   (0.314)  (0.370)   (0.316)  (0.168)
----------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income            --        --        --      (0.008)  (0.007)   (0.007)      --        --       --
----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to
 Shareholders                              (0.318)   (0.264)   (0.285)     (0.356)  (0.299)   (0.321)  (0.370)   (0.316)  (0.168)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
   End of period ($)                        6.810     6.810     6.810       7.600    7.600     7.600    7.450     7.450    7.450
----------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (f)                       (6.33)    (7.03)    (6.75)(g)    6.98(g)  6.17(g)   6.49(g) 10.10(g)   9.28(g)  3.69(g)
                                                                                                                                (h)
----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses(i)                                 1.11      1.86      1.56(d)     0.81     1.56      1.26(d)  0.49      1.24     0.96(e)
                                                                                                                                (j)
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income(i)                    4.41      3.66      3.96(d)     4.55     3.80      4.10(d)  5.11      4.36     4.55(e)
                                                                                                                                (j)
----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived
 or borne by the advisor (i)                   --        --        --        0.29     0.29      0.29     0.64      0.64     0.63(j)
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                         30        30        30          26       26        26       23        23       23
----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)     15,746    13,932       694      16,426   17,387       505   16,425    17,348      174
----------------------------------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived
 or borne by the advisor which
 amounted to: ($)                              --        --        --       0.022    0.022     0.022    0.047     0.047    0.047
----------------------------------------------------------------------------------------------------------------------------------


(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Net of fees waived by the distributor which amounted to $0.022 per share and 0.30%.

(e) Net of fees waived by the distributor which amounted to $0.011 per share and 0.30%.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage agreements had an impact of 0.01% and $0.001 per share for the years ended January 31, 1999 and January 31, 2000. The benefits derived for the year ended January 31, 1998 had no impact.

(j)  Annualized.



                                                                              --
                                                                              52

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL NORTH CAROLINA TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                                     Years ended January 31,
                                                                             1997                                 1996

                                                                Class A               Class B           Class A          Class B

 Net asset value --
   Beginning of period ($)                                       7.270                 7.270             6.680            6.680
-----------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income(a)                                        0.376                 0.322             0.386            0.334
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                        (0.150)               (0.150)            0.588            0.588
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                0.226                 0.172             0.974            0.922
-----------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
 From net investment income                                     (0.376)               (0.322)           (0.384)          (0.332)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders                   (0.376)               (0.322)           (0.384)          (0.332)
 Net asset value--End of period ($)                              7.120                 7.120             7.270            7.270
-----------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)(c)                                          3.29                  2.51             14.91            14.07
-----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses(d)                                                      0.45                  1.20              0.33             1.08
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income(d)                                         5.29                  4.54              5.47             4.72
-----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the advisor(d)              0.66                  0.66              0.76             0.76
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                                              38                    38                34               34
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                          16,522                17,427            15,813           18,593
-----------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or borne
    by the advisor which amounted to: ($)                        0.047                 0.047             0.053            0.053
-----------------------------------------------------------------------------------------------------------------------------------



(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



                                                                              --
                                                                              53

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL OHIO TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                         Years ended January 31,
                                                      2000                         1999                          1998

                                           Class A   Class B   Class C     Class A  Class B   Class C  Class A   Class B  Class C(b)

 Net asset value --
 Beginning of period ($)                    7.650     7.650     7.650       7.720    7.720     7.720    7.340     7.340    7.610
-----------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT
 OPERATIONS ($):

 Net investment income                      0.330(c)  0.276(c)  0.297(c)(d) 0.350(a) 0.291(a)  0.314(a) 0.362(a)  0.306(a) 0.162(a)
                                                                                                    (e)                         (f)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss)                                    (0.852)   (0.852)   (0.852)      0.128    0.128     0.128    0.394     0.394    0.124
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          (0.522)   (0.576)   (0.555)      0.478    0.419     0.442    0.756     0.700    0.286
-----------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                (0.331)   (0.277)   (0.298)     (0.349)  (0.292)   (0.314)  (0.365)   (0.309)  (0.165)
-----------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income        (0.002)   (0.002)   (0.002)     (0.013)  (0.011)   (0.012)      --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gains           (0.005)   (0.005)   (0.005)     (0.021)  (0.021)   (0.021)      --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                       --        --        --      (0.165)  (0.165)   (0.165)  (0.011)   (0.011)  (0.011)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to share-
 holders                                   (0.338)   (0.284)   (0.305)     (0.548)  (0.489)   (0.512)  (0.376)   (0.320)  (0.176)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
   End of period ($)                        6.790     6.790     6.790       7.650    7.650     7.650    7.720     7.720    7.720
-----------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (g)                       (6.96)    (7.66)    (7.38)(h)    6.44(h)  5.62(h)   5.95(h) 10.58(h)   9.76(h)  3.81(h)
                                                                                                                                (i)
-----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses(j)                                 0.95      1.70      1.40(d)     0.90     1.65      1.35(e)  0.89      1.64     1.34(f)
                                                                                                                                (k)
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income(j)                    4.60      3.85      4.15(d)     4.51     3.76      4.06(e)  4.85      4.10     4.21(f)
                                                                                                                                (k)
-----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived
 or borne by the advisor (j)                   --        --        --        0.02     0.02      0.02     0.05      0.05     0.07(k)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                         11        11        11          30       30        30       27        27       27
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)     48,346    31,584       333      60,783   42,651       378   62,844    46,330      133
-----------------------------------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived
 or borne by the advisor which
 amounted to: ($)                              --        --        --       0.001    0.001     0.001    0.004     0.004    0.005
-----------------------------------------------------------------------------------------------------------------------------------


(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Net of fees waived by the distributor which amounted to $0.022 per share and 0.30%.

(e) Net of fees waived by the distributor which amounted to $0.023 per share and 0.30%.

(f) Net of fees waived by the distributor which amounted to $0.011 per share and 0.30% (annualized).


(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(k)  Annualized.


                                                                              --
                                                                              54

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
COLONIAL OHIO TAX-EXEMPT FUND
--------------------------------------------------------------------------------


                                                                                     Years ended January 31,
                                                                             1997                                 1996

                                                                Class A               Class B           Class A          Class B

 Net asset value --
   Beginning of period ($)                                       7.510                 7.510             6.930            6.930
-----------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income(a)                                        0.372                 0.318             0.375            0.321
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                        (0.179)               (0.179)            0.585            0.585
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                0.193                 0.139             0.960            0.906
-----------------------------------------------------------------------------------------------------------------------------------

  LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

  From net investment income                                    (0.363)               (0.309)           (0.380)          (0.326)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders                   (0.363)               (0.309)           (0.380)          (0.326)
Net asset value--End of period ($)                               7.340                 7.340             7.510            7.510
-----------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)(c)                                          2.75                  1.98             14.18            13.34
-----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses(d)                                                      0.88                  1.63              0.85             1.60
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income(d)                                         5.09                  4.34              5.19             4.44
-----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the advisor(d)              0.04                  0.04              0.11             0.11
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover(%)                                              31                    31                31               31
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                          65,190                49,474            74,383           56,160
-----------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or borne
    by the advisor which amounted to: ($)                        0.003                 0.003             0.008            0.008
-----------------------------------------------------------------------------------------------------------------------------------



(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.


                                                                              --
                                                                              55

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:
Liberty Funds Trust V (formerly Colonial Trust V): 811-5030

-    Colonial California Tax-Exempt Fund
-    Colonial Connecticut Tax-Exempt Fund
-    Colonial Florida Tax-Exempt Fund
-    Colonial Massachusetts Tax-Exempt Fund
-    Colonial Michigan Tax-Exempt Fund
-    Colonial Minnesota Tax-Exempt Fund
-    Colonial New York Tax-Exempt Fund
-    Colonial North Carolina Tax-Exempt Fund
-    Colonial Ohio Tax-Exempt Fund
--------------------------------------------------------------------------------
                              [LIBERTY FUNDS LOGO]
        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (c) 2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

                       COLONIAL CALIFORNIA TAX-EXEMPT FUND
                      COLONIAL CONNECTICUT TAX-EXEMPT FUND
                        COLONIAL FLORIDA TAX-EXEMPT FUND
                     COLONIAL MASSACHUSETTS TAX-EXEMPT FUND
                        COLONIAL MICHIGAN TAX-EXEMPT FUND
                       COLONIAL MINNESOTA TAX-EXEMPT FUND
                        COLONIAL NEW YORK TAX-EXEMPT FUND
                     COLONIAL NORTH CAROLINA TAX-EXEMPT FUND
                          COLONIAL OHIO TAX-EXEMPT FUND

                         SERIES OF LIBERTY FUNDS TRUST V

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 1, 2000



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial California Tax-Exempt Fund, Colonial Connecticut Tax-Exempt Fund, Colonial Florida Tax-Exempt Fund, Colonial Massachusetts Tax-Exempt Fund, Colonial Michigan Tax-Exempt Fund, Colonial Minnesota Tax-Exempt Fund, Colonial New York Tax-Exempt Fund, Colonial North Carolina Tax-Exempt Fund and Colonial Ohio Tax-Exempt Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated June 1, 2000. This SAI should be read together with the Prospectus and each Fund's most recent Annual Report dated January 31, 2000. Investors may obtain a free copy of the Prospectus and Annual Reports from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants/Auditors appearing in each Fund's January 31, 2000 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectus.

TABLE OF CONTENTS


       PART 1                                                       PAGE
       Definitions                                                    b
       Organization and History                                       b
       Investment Objective and Policies of the Funds                 b
       Fundamental Investment Policies of the Funds                   c
       Other Investment Policies of the Funds                         c
       State Fiscal Conditions                                        c
       California Tax Considerations                                  f
       Connecticut Tax Considerations                                 g
       Florida Tax Considerations                                     g
       Massachusetts Tax Considerations                               g
       Michigan Tax Considerations                                    h
       Minnesota Tax Considerations                                   h
       New York Tax Considerations                                    i
       North Carolina Tax Considerations                              i
       Ohio Tax Considerations                                        i
       Fund Charges and Expenses                                      j
       Investment Performance                                         w
       Custodian                                                      aa
       Independent Accountants/Auditors                               aa



       PART 2                                                        PAGE
       Miscellaneous Investment Practices                              1
       Taxes                                                          11
       Management of the Funds                                        13
       Determination of Net Asset Value                               19
       How to Buy Shares                                              20
       Special Purchase Programs/Investor Services                    21
       Programs for Reducing or Eliminating Sale Charges              22
       How to Sell Shares                                             24
       Distributions                                                  26
       How to Exchange Shares                                         26
       Suspension of Redemptions                                      26
       Shareholder Liability                                          26
       Shareholder Meetings                                           27
       Performance Measures                                           27
       Appendix I                                                     29
       Appendix II                                                    34


                                       a

                                     Part 1

                       COLONIAL CALIFORNIA TAX-EXEMPT FUND
                      COLONIAL CONNECTICUT TAX-EXEMPT FUND
                        COLONIAL FLORIDA TAX-EXEMPT FUND
                     COLONIAL MASSACHUSETTS TAX-EXEMPT FUND
                        COLONIAL MICHIGAN TAX-EXEMPT FUND
                       COLONIAL MINNESOTA TAX-EXEMPT FUND
                        COLONIAL NEW YORK TAX-EXEMPT FUND
                     COLONIAL NORTH CAROLINA TAX-EXEMPT FUND
                          COLONIAL OHIO TAX-EXEMPT FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 1, 2000

DEFINITIONS


     "California Fund" or "Fund"     Colonial California Tax-Exempt Fund
     "Connecticut Fund" or "Fund"    Colonial Connecticut Tax-Exempt Fund
     "Florida Fund" or "Fund"        Colonial Florida Tax-Exempt Fund
     "Massachusetts Fund" or "Fund"  Colonial Massachusetts Tax-Exempt Fund
     "Michigan Fund" or "Fund"       Colonial Michigan Tax-Exempt Fund
     "Minnesota Fund" or "Fund"      Colonial Minnesota Tax-Exempt Fund
     "New York Fund" or "Fund"       Colonial New York Tax-Exempt Fund
     "North Carolina Fund" or        Colonial North Carolina Tax-Exempt Fund
     "Fund"
     "Ohio Fund" or "Fund"           Colonial Ohio Tax-Exempt Fund
     "Trust"                         Liberty Funds Trust V
     "Advisor"                       Colonial Management Associates, Inc.,
                                       the Funds' investment advisor
     "LFD"                           Liberty Funds Distributor, Inc.,
                                       the Funds' distributor
     "LFS"                           Liberty Funds Services, Inc.,
                                       the Funds' shareholder services and
                                       transfer agent.


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. Each Fund is a non-diversified series of the Trust and represents the entire interest in a separate series of the Trust. The California Fund commenced investment operations on June 16, 1986; the Connecticut Fund commenced investment operations on November 1, 1991; the Florida Fund commenced investment operations on February 1, 1993; the Massachusetts Fund commenced investment operations on April 10, 1987; each of the Michigan Fund, the Minnesota Fund, the New York Fund and the Ohio Fund commenced investment operations on September 26, 1986.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


Effective April 1, 1999, the Trust changed its name from Colonial Trust V to its current name.


INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The Prospectus describes each Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds:


          Short-Term Trading
          Lower Rated Debt Securities
          Inverse Floaters
          Short Sales
          Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Repurchase Agreements
          Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
          Options on Securities


                                       b

          Participation Interests
          Stand-by Commitments
          Zero Coupon Securities (Zeros)
          Step Coupon Bonds (Steps)
          Pay-In-Kind (PIK) Securities

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Each Fund may:
1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that each Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as a result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements;



7. Not concentrate more than 25% of its total assets in any one industry;

8. And will, under normal circumstances, invest at least 80% of its total assets in State Bonds, subject to applicable State requirements.


OTHER INVESTMENT POLICIES OF THE FUNDS

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.         Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, the issuer is the entity whose revenues support the security.

Notwithstanding the investment policies of the Funds, each Fund (other than the California Fund) may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as each Fund.

STATE FISCAL CONDITIONS

The value of each Fund's shares may be affected by factors pertaining to its state's economy (which may affect issuer tax revenues) and the ability of issuers of Tax-Exempt Bonds (as defined in the Prospectus) to meet their obligations, and may fluctuate more widely than the value of shares of a portfolio investing in a number of different states. The availability of federal, state and local aid to issuers of Tax-Exempt Bonds may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds and industrial revenue bonds will depend on the economic condition of the specific revenue source, which could be affected by economic, political and demographic conditions in the relevant state. There is no assurance that any issuer of a Tax-Exempt Bonds will make full and timely payments of principal and interest or remain solvent. For example, in December 1994, Orange County, California filed for protection under the federal bankruptcy laws. A reduction in the


                                       c
actual or perceived ability of an issuer of Tax-Exempt Bonds to meet its obligations (including a reduction in the rating of its outstanding securities) could also affect adversely the value and marketability of Tax-Exempt Bonds.


CALIFORNIA. After suffering from a recession in the early 1990s, the California economy has largely recovered. The State's financial condition improved markedly during the 1995-1999 fiscal years. The State's cash position also improved in those years, erasing deficits that were amassed during the late 1980s and early 1990s. The State has enjoyed numerous upgrades of its credit ratings, with the most recent coming from Fitch in February, 2000. In January, 2000, the State Department of Finance projected that the California economy would continue to show strong growth in 2000, followed by more moderate growth in 2001. The Asian economic crisis, which slowed growth in high-technology manufacturing in 1998 and 1999, appears to have ended.

At various times over the past twenty-two years, California voters have approved constitutional amendments that seek to restrict State and/or local taxing or spending authority. The most notable of these amendments is Proposition 13, which limits ad valorem taxes on real property and restricts the ability of taxing entities to increase real property and other taxes. In 1996, California voters passed Proposition 218, which requires local governments to obtain voter approval for many new and existing taxes and fees. These and other future amendments could limit State and local governments' financial flexibility and ultimately impair their ability to repay their debt obligations.


It is impossible to predict the time, location or magnitude of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant property damage over a four-county area. The possibility exists that another earthquake could create a major dislocation of the California economy.


CONNECTICUT. Connecticut's economic recovery continues, although growth has begun to decelerate. Total non-agricultural employment was up 1.5% in 1999, compared to a 2% increase the prior year. Most industries are still adding jobs, albeit at a slower pace than six months ago. Transportation equipment companies are the leading employers and the financial services industry is holding its own despite the markets' volatility. Unemployment in 1999 was 3%, a decline of 0.3 percentage points from 1998. Fairfield County in southwestern Connecticut, with its Fortune 500 headquarters and expanding financial services and money management sector, is a main driver of the state's economy, although it would be most affected by softness in the investment arena. Southeastern Connecticut is the beneficiary of growth from two large casinos located there, including one that is the state's second largest employer. Connecticut remains the wealthiest state in the nation as measured by per capita income ($36,000, or 142% of the national average). Still, the state is one of the costliest in which to live and do business, experiences negative net migration, and has urban pockets of severe poverty. Energy, labor and tax costs are significantly higher than nationwide standards, which could provide challenges to continued economic growth.

The state's fiscal health has been robust, due to the expanding economy and strong tax collections. The state comptroller has predicted that the FY 2000 surplus will be $247 million, or about $175 million higher than FY 1999, but the Governor's recommended budget for this year would decrease that surplus to approximately $30 million.


FLORIDA. The State continues to experience steady job growth, although the pace has slowed marginally from recent years. The bulk of the new jobs is in the service sectors, with one in three new jobs being service-related. The State's economy is transforming from its traditional narrow base of agriculture and seasonal tourism into a service- and trade-related economy with substantial insurance, banking and export participation, as well as year-round tourist attractions.


The rapid population and job growth brings pressure for more transportation infrastructure, educational facilities and other needs that will require substantial additional borrowing by State and local governments.
The State's budgets during the past two years have been the largest in its history and include significant infrastructure spending commitments.


The State does not have a personal income tax, so its financial health remains largely dependent on consumption-based taxes that are more susceptible to general economic conditions. Nevertheless, the strong economic expansion has yielded steadily improving financial performance characterized by growing revenues and increasing year-end surpluses. During the past two years, the State cut its tax on intangible personal property in half and has taken actions to overhaul and update its system of taxation in other areas, such as telecommunications. At the same time, increases in Internet sales may also serve to slightly weaken coverage on sales tax-backed debt. These changes could impact the State's financial flexibility in the event of an economic downturn.

MASSACHUSETTS. The Commonwealth of Massachusetts has a highly developed economy with a large service sector, particularly in health care, financial services and education. Although the Commonwealth's economy suffered in the early 1990s due to weakening in the high technology, real estate and financial sectors, it has experienced a strong expansion since then. Job growth has exceeded the national average for years, and the unemployment rate is now significantly below the national average, while growth in personal income exceeds the regional and national averages.

The Commonwealth's fiscal condition is currently very strong. Increased tax revenues and more realistic revenue expectations have resulted in the elimination of deficit financing and produced nine consecutive years of positive fund balances. As a result, the Commonwealth and many local governments have been able to accumulate "rainy day" funds to provide a financial cushion against a future recession.

Fiscal flexibility is limited by the Central Artery/Third Harbor Tunnel project, which has experienced substantial cost overruns since its beginning in the early 1990s. The project has increased the Commonwealth's debt burden, and the full cost of any future overruns will be borne by the Commonwealth. The failure of Commonwealth officials to reveal the overruns has placed the project and its debt offerings under extreme scrutiny by various agencies of the U.S. government, including the Securities and Exchange Commission. To prevent a downgrade of its bond rating and a possible suspension of federal match funds for the project, the Commonwealth reinstated some fees and taxes that had been slated for elimination.


                                       d

MICHIGAN. The State of Michigan is highly industrialized with a heavy economic concentration in motor vehicle production and other durable goods manufacturing. The industrial restructuring that took place in the early 1980s helped to reduce the economic impact of the recession in the early 1990s. Additional diversification into services and finance since the early 1990s may help to mitigate the impact of future economic downturns, though the State still ranks below the national average in terms of economic diversity. Cheaper imports due to Asian currency devaluations pose a challenge to durable goods manufacturers in the State, particularly with respect to the Big Three U.S. auto manufacturers, in terms of profits and maintenance of market share.

The State has demonstrated a commitment to addressing budget imbalances, such as those experienced in the early 1990s recession, through continued cost-containment measures. Such measures, in conjunction with a strong State economy, have enabled the State to balance its budget and build substantial reserves. Increased reserve levels, including $1.22 billion in the budget stabilization fund, are important in light of additional school aid funding needs and decreased financial flexibility resulting from property tax reforms enacted in 1993 and 1994.


MINNESOTA. Minnesota's financial position remains solid. With a well diversified economy, Minnesota has enjoyed steady growth since 1991, although agriculture has slowed in recent years. Most of the growth is occurring in the Twin Cities area of Minneapolis and St. Paul. While there is a clear base in the manufacturing sector, the service sector, particularly health care and construction, has performed well.


Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. As a result, the State has experienced certain budgeting and financial problems since 1980. However, in recent years, Accounting General Fund balances have been positive. In February, 2000, the Commissioner of Finance forecast a surplus of $1.8 billion in a $23.5 billion biennial budget. Institutional controls, including a total of $972 million in a cash flow account and a budget reserve, allow State officials to successfully managed revenue variations. Debt levels are moderate and within the policies set under the debt management targeted levels.


Pursuant to Minnesota legislation enacted in 1995, dividend distributions that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts may become subject to such tax if the exemption of such income were judicially determined to discriminate against interstate commerce. See "Minnesota Tax Considerations" for further discussion of this legislation.

NEW YORK. The State of New York enjoys a generally diverse and substantial economic base and a strong socio-economic profile. After years of recovery following a severe downturn in the early 1990s, the State's economy has finally caught up to the average rate of expansion for the nation. The manufacturing sector has sharply contracted over time, and employment is now dominated by service industries, which account for about one-third of employment. A major component of the State's economic expansion has been the securities industry, which has experienced robust growth resulting from rising equity prices. Although private-sector job growth has reached the national average, the State's unemployment rate remains above the national average.

Budget surpluses during the past few years have eliminated the accumulated deficits of prior years. However, the State has the highest per-capita debt in the nation. Multi-year tax cuts that have been enacted but have not taken full effect are intended to mitigate the high cost of living and the high tax burden in the State. The high debt load and upcoming tax cuts create the possibility of future revenue shortfalls, which could be further exacerbated if a downturn in the securities industry occurs. As a result, the State's bond rating remains among the lowest of all the states.

Some of the local governments within the State are experiencing economic difficulties despite the economic expansion. The State is currently planning a bailout of Nassau County, the wealthiest county in the State, due to its high debt load and the recent downgrade of its bonds to junk status. Some other local governments also are experiencing fiscal uncertainties due to increases in expenses, especially health-care related costs, although none has the same level of problems.

New York City is experiencing an economic resurgence resulting from a flourishing securities industry and an expanding entertainment and tourism sector. This economic activity has yielded improved financial performance and several upgrades in the City's bond rating.

NORTH CAROLINA. The North Carolina economy has historically been dependent on textile, furniture and tobacco manufacturing. However, the State has diversified significantly into financial services, research, and high technology, industries which led North Carolina out of the early 1990s recession. Technologically advanced industries ranging from computer software to biotechnology


                                       e
continue to locate near major universities, largely in the "Research Triangle" area. Though the presence of textiles, furniture and tobacco manufacturing has been reduced, their influence on the State's economy remains substantial. The potential impact of an economic downturn on such non-durable goods production presents risks to the State's economy.


The recession of the late 1980s and the early 1990s put a strain on the State's budget, which the State constitution requires to be balanced. Following this period of recession-induced strain, financial balance was restored through tax increases and expenditure reductions. During the State's economic recovery since that time, State revenues have increased faster than expected. Conservative budget practices have resulted in six consecutive years of operating surpluses beginning in fiscal 1994. As a result, the State has lowered some taxes, including the food tax. These tax reductions may have an impact on the rate of growth of tax revenue.

OHIO. While diversifying more into service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity tends to be more cyclical than in some other states and in the nation as a whole, and the State may be vulnerable to a manufacturing-led recession. Unemployment rates have been lower than the national level in recent years except 1999.

In May, 2000, the Ohio Supreme Court ruled that the State's method of school funding was unconstitutional. The State is providing supplemental subsidies to close the gaps in school district spending with no new sources of funds earmarked for this additional expense. Economic growth or additional revenue sources will be necessary to fund any resulting additional costs to the State.


CALIFORNIA TAX CONSIDERATIONS

It is the policy of the Fund to meet all applicable requirements of the Internal Revenue Code (Code) and the California Revenue and Taxation Code for shareholders to be relieved of the obligation to pay regular federal income taxes and California personal income tax on amounts distributed to them which are derived from tax-exempt interest income. That is, the Fund will have at least 50% of its total assets invested in tax-exempt bonds and U.S. government obligations whose interest is excluded from income for California personal income tax purposes ("California Tax-Exempt Bonds") at the end of each quarter.

California law provides that, to the extent distributions by the Fund are derived from interest on California Tax-Exempt Bonds and notes (or on obligations of the United States which pay interest excludable from income under the Constitution or laws of the United States) and are designated as such, such distributions shall be exempt from California personal income taxes. For California personal income tax purposes, distributions derived from other investments and distributions from any net realized capital gains will be taxable, whether paid in cash or reinvested in additional shares.

Interest derived from California Tax-Exempt Bonds is not subject to the California alternative minimum tax and California personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Under the Code, a portion of interest on any indebtedness (including insurance policy loans) incurred or continued to purchase or carry shares of the Fund which is deemed to relate to tax-exempt dividends will not be deductible. For California personal income tax purposes none of such interest will be deductible. Depending on the circumstances, the Internal Revenue Service or California Franchise Tax Board may consider shares to have been purchased or carried with borrowed funds even though the shares are not directly traceable to the borrowed funds. Shareholders who are, within the meaning of Section 147 of the Code, "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisors as to whether the Fund is a desirable investment.

Distributions from investment income and capital gains, including dividends derived from interest paid on California Tax-Exempt Bonds, will be subject to California franchise tax and California corporate income tax.


CONNECTICUT TAX CONSIDERATIONS

                                       f

Distributions received by shareholders from the Fund that are treated as exempt-interest dividends for federal income tax purposes are exempt from the Connecticut personal income tax to the extent that they are derived from interest on obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut ("Connecticut Tax-Exempt Bonds"), or from obligations the interest on which states are prohibited from taxing by federal law, and are designated as such. Other distributions are subject to the Connecticut personal income tax, except that, in the case of shares of the Fund held by shareholders as capital assets, those treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent derived from the sale or exchange of Connecticut Tax-Exempt Bonds. Distributions that are subject to the federal alternative minimum tax are subject to the net Connecticut minimum tax, with the exception of exempt-interest dividends that are exempt from Connecticut personal income tax.


Distributions from investment income and capital gains, including dividends derived from interest paid on Tax-Exempt Bonds, are included in gross income for purposes of the Connecticut corporation business tax. However, seventy percent of such distributions, provided that they are treated as dividends for federal income tax purposes but not as exempt-interest dividends or capital gain dividends, are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto.

FLORIDA TAX CONSIDERATIONS

Florida currently has no income tax on individuals. Thus individual shareholders of the Fund will not be subject to any Florida state income tax on distributions received from the Fund. However, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

Florida currently imposes an "intangibles tax" at the annual rate of 0.15% (slated to be reduced to 0.1% as of January,1, 2001 under legislation awaiting signing by the Governor) on certain securities and other intangible assets owned by Florida residents. Certain types of tax-exempt securities of Florida issuers, United States government securities and tax-exempt securities issued by certain U.S. territories and possessions (including the Commonwealth of Puerto Rico, the United States Virgin Islands and Guam) are exempt from this intangibles tax. The Fund has received a ruling from Florida authorities that, if on December 31 of any year the Fund's portfolio consists solely of such exempt assets, the Fund's shares will be exempt from the Florida intangibles tax payable for the following year. To take advantage of this exemption in any year, the Fund must sell any non-exempt assets held in its portfolio prior to December 31. Such sales could result in capital losses or in the realization of taxable capital gains, as well as transaction costs that would likely reduce the Fund's investment return and might exceed any investment return the Fund achieved by investing in non-exempt assets during the year.


You should consult your tax advisor to determine the precise application of Florida or other state law to your particular situation.

MASSACHUSETTS TAX CONSIDERATIONS

Distributions received by shareholders from the Fund are exempt from Massachusetts personal income tax to the extent that they are derived from interest on Tax-Exempt Bonds or certain U.S. territories and possessions (including the Commonwealth of Puerto Rico, the United States Virgin Islands or
Guam) and are designated as such. The Fund believes that gains it realizes on the sale of certain Tax-Exempt Bonds are exempt from Massachusetts personal income taxation and will designate them as such when those gains are distributed to shareholders.

Distributions from investment income and capital gains, including dividends derived from interest paid on Tax-Exempt Bonds, may be subject to Massachusetts corporate excise tax.


In 1994, the Massachusetts personal income tax statute was modified to provide for graduated rates of tax (with some exceptions) on gains from the sale or exchange of capital assets held for more than one year based on the length of time the asset has been held since January 1, 1995. In 2000, the Massachusetts Department of Revenue adopted regulations providing that the holding period of the mutual fund (rather than that of its shareholders) will be determinative for purposes of applying the revised statute to shareholders that receive capital gain distributions, as long as the mutual fund separately designates the amount of such distributions attributable to each of six classes of gains from the sale or exchange of capital assets held for more than one year in a notice provided to shareholders and the Commissioner of Revenue on or before March 1 of the calendar year after the calendar year of such distributions. In the absence of such notice, the holding period of the assets giving rise to such gain is deemed to be more than one but not more than two years. Shareholders should consult their tax advisors with respect to the Massachusetts tax treatment of capital gain distributions from the Fund.




                                       g

The foregoing is a general summary of the Massachusetts tax consequences of investing in the Fund. You should consult your tax advisor regarding specific questions as to federal, state or local taxes.

MICHIGAN TAX CONSIDERATIONS


To the extent that dividends from the Fund are derived from interest on debt obligations issued by the State of Michigan or its political subdivisions or certain U.S. territories and possessions (including the Commonwealth of Puerto Rico, United States Virgin Islands or Guam), the interest on which is excludable from gross income for purposes of both federal income taxation and Michigan personal income tax ("Michigan Bonds"), such dividends will be exempt from Michigan personal income tax. For Michigan personal income tax purposes, exempt-interest dividends attributable to any investment other than Michigan Bonds or certain obligations of the United States will be fully taxable. Distributions representing capital gains, if any, will be fully taxable for Michigan personal income tax purposes.


Certain Michigan cities have adopted Michigan's Uniform City Income Tax Ordinance, which under the Michigan City Income Tax Act is the only income tax ordinance that may be adopted by cities in Michigan. To the extent that distributions from the Fund are not subject to Michigan income tax, they are not subject to any Michigan city's income tax.

You should consult your tax advisor if you are subject to the Michigan Single Business Tax.

MINNESOTA TAX CONSIDERATIONS

Provided that the Fund qualifies as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and subject to the discussion in the paragraph below, shareholders of the Fund who are individuals, estates or trusts and who are subject to the regular Minnesota personal income tax, will not be subject to such tax on Fund dividends under existing law to the extent that such distributions qualify as exempt-interest dividends under section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of the State of Minnesota or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities (Minnesota Sources). The foregoing will apply, however, only if the portion of the exempt-interest dividends from Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Fund. If the 95% test is not met, all exempt-interest dividends that are paid by the Fund generally will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the Fund are not derived from Minnesota Sources, such dividends generally will be subject to the regular Minnesota personal income tax. Other distributions of the Fund, including distributions from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax.


Legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begin during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and that other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the prior final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.


Shareholders of the Fund who are individuals, estates or trusts may be subject to the Minnesota alternative minimum tax as a result of the receipt of exempt-interest dividends that are attributable to certain private activity bond interest even though derived from Minnesota Sources. In addition, the entire portion of exempt-interest dividends that is received by such shareholders and that is derived from sources other than Minnesota Sources generally is subject to the Minnesota alternative minimum tax. Further, should the 95% test fail to be met, all of the exempt-interest dividends that are paid by the Fund, including those derived from Minnesota Sources, generally will be subject to the Minnesota alternative minimum tax in the case of shareholders of the Fund who are individuals, estates or trusts.


                                       h

Subject to certain limitations that are set forth in the Minnesota rules, Fund dividends, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax in the case of shareholders of the Fund who are individuals, estates, or trusts.

Fund distributions, including exempt-interest dividends, are not excluded in determining the Minnesota franchise tax on corporations, which is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations and partnerships.

NEW YORK TAX CONSIDERATIONS

New York law provides that, to the extent distributions by a regulated investment company are derived from interest on debt obligations issued by the State of New York or its political subdivisions or certain other governmental entities (for example, the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State or City personal income taxation (New York Bonds) and designated as such, such distributions shall be exempt from New York State and City personal income taxes. For New York State and City personal income tax purposes, distributions derived from investments other than New York Bonds and distributions from any net short-term capital gains will be taxable as ordinary income, whether paid in cash or reinvested in additional shares. Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, are included in a corporation's net investment income for purposes of calculating such corporation's New York State franchise taxes and the New York City General Corporation Tax if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City. Distributions by the Fund may be subject to state taxes in states other than New York and to local taxes in cities other than New York City, both for individual and corporate shareholders.

The foregoing is a summary of certain New York State and New York City income tax consequences of investing in the Fund. Shareholders should consult their tax advisor to determine the precise effect of an investment in the Fund on their particular tax situation (including possible liability for federal alternative minimum tax and state and local taxes).

NORTH CAROLINA TAX CONSIDERATIONS

The State of North Carolina has repealed its Intangible Personal Property tax formerly applicable to shares of stock, including shares of certain mutual funds. The repeal is effective for taxable years beginning after 1994. Under existing North Carolina law, as long as the Fund qualifies as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended, and 50% or more of the value of the total assets of the Fund at the close of each quarter of its taxable year consists of obligations whose interest is exempt from federal income tax, dividends received from the Fund that represent either (i) interest exempt from federal income tax and received by the Fund on obligations of North Carolina or its political subdivisions; nonprofit educational institutions organized or chartered under the laws of North Carolina; or Guam, Commonwealth of Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, or (ii) interest received by the Fund on direct obligations of the United States will be exempt from North Carolina individual, trust and estate income taxation.

Any capital gains distributed by the Fund (except for capital gains attributable to the sale by the Fund of an obligation, the profit from which is exempt by a North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the Fund will be subject to North Carolina individual, trust or estate income taxation.

Section 23-48 of the North Carolina General Statutes appears to permit any city, town, school district, county or other taxing district to avail itself of the provisions of Chapter 9 of the United States Bankruptcy Code, but only with the consent of the Local Government Commission of the State and of the holders of such percentage or percentages of the indebtedness of the issuer as may be required by the Bankruptcy Code (if any such consent is required). Thus, although limitations apply, in certain circumstances political subdivisions might be able to seek the protection of the Bankruptcy Code.

Fund shareholders that are corporations are advised to consult their own tax advisors regarding the North Carolina tax consequences to them of investing in the Fund.

OHIO TAX CONSIDERATIONS


Provided that the Fund continues to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), and that at all times at least 50% of the value of the total assets of the Fund consists of obligations issued by or on behalf of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions ("RIC and 50% value tests"), (i) distributions with respect to shares of the Fund ("Distributions") will be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and will be excluded from the net income base of the Ohio corporation franchise tax to the extent such Distributions are properly attributable to interest payments on Ohio Obligations, and (ii) Distributions of profit made on the sale, exchange, or other disposition of Ohio Obligations, including Distributions of "capital gain dividends," as defined in the Code, properly attributable to the sale, exchange, or other disposition of Ohio Obligations, will be exempt from Ohio personal income tax, and municipal and school district income taxes in Ohio, and will be excluded from the net income base of the Ohio corporation franchise tax.


Assuming, the RIC and 50% value tests are satisfied, distributions that are properly attributable to interest on obligations of the United States or its territories or possessions (including obligations issued by the governments of the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam (Territorial Obligations), or of any authority, commission, or instrumentality of the United States that is exempt from state income taxes under the laws of the United States will be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and, provided, in the case of Territorial Obligations, such interest is excluded from gross income for federal income tax purposes, will be excluded from the net income base of the Ohio corporation franchise tax.


However, other Distributions will generally not be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and shares of the Fund will not be excluded from the net worth base of the Ohio corporation franchise tax.

FUND CHARGES AND EXPENSES

Under the Funds' Management Agreement, the Funds pay the Advisor a monthly fee based on the Funds' combined average daily net assets, determined at the close of each business day during the month at the following annual rates: 0.50% on the first $2 billion and 0.45% of any excess over $2 billion.


                                       j

RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)

                                                      CALIFORNIA FUND
                                                   Years ended January 31

                                                 2000         1999        1998
                                                ------       ------      ------
Management fee (before reduction)               $1,604       $1,759      $1,789
Bookkeeping fee                                    122          133         135
Shareholder service and transfer agent fee         494          498         538
12b-1 fees:
   Service fee (Classes A, B and C)                532          542         509
   Distribution fee (Class B)                      680          744         753
   Distribution fee (Class C)                       53           26           1
Fees waived by the LFD(Class C)                    (21)         (10)        (a)


                                                     CONNECTICUT FUND
                                                  Years ended January 31

                                               2000       1999       1998
                                               -----      -----      -----
Management fee (before reduction)              $ 815      $ 830      $ 794
Bookkeeping fee                                   67         67         65
Shareholder service and transfer agent fee       245        246        243
12b-1 fees:
   Service fee (Classes A, B and C)              300        285        251
   Distribution fee (Class B)                    627        636        614
   Distribution fee (Class C)                     19          6          1
Fees waived or borne by the Advisor             (238)      (225)      (461)
Fees waived by the LFD  (Class C)                 (8)        (2)       (a)


                                                      FLORIDA FUND
                                                  Years ended January 31

                                               2000       1999       1998
                                               -----      -----      -----
Management fee (before reduction)              $ 264      $ 313      $ 325
Bookkeeping fee                                   28         31         32
Shareholder service and transfer agent fee        80         91         98
12b-1 fees:
   Service fee (Classes A, B and C)               99        112        111
   Distribution fee (Class B)                    196        239        249
   Distribution fee (Class C)                      3          1        (a)
Fees waived or borne by the Advisor              (49)      (105)      (266)
Fees waived or borne by LFD (Class C)             (1)       (a)          0

                                                       MASSACHUSETTS FUND
                                                     Years ended January 31

                                                2000          1999         1998
                                               -------      -------      ------
Management fee (before reduction)              $ 1,106      $ 1,197      $1,204
Bookkeeping fee                                     87           93          94
Shareholder service and transfer agent fee         352          341         370
12b-1 fees:
   Service fee (Classes A, B and C)                387          396         375
   Distribution fee (Class B)                      427          445         443
   Distribution fee (Class C)                        8            3         (a)
Fees waived or borne by the Advisor                (49)          --          --
Fees waived by the LFD(Class C)                     (3)          (1)          0


                                                        MICHIGAN FUND
                                                   Years ended January 31

                                                2000      1999       1998
                                               -----      -----      -----
Management fee (before reduction)              $ 241      $ 258      $ 260

                                       k

Bookkeeping fee                                   27         28         28
Shareholder service and transfer agent fee        77         79         82
12b-1 fees:
   Service fee (Classes A, B and C)               80         80         76
   Distribution fee (Class B)                     84         95         98
   Distribution fee (Class C)                      9          6        (a)
Fees waived or borne by the Advisor               --        (31)       (66)
Fees waived or borne by LFD (Class C)             (4)        (2)         0




                                                      MINNESOTA FUND
                                                  Years ended January 31

                                                2000       1999       1998
                                               -----      -----      -----
Management fee (before reduction)              $ 251      $ 264      $ 265
Bookkeeping fee                                   27         28         28
Shareholder service and transfer agent fee        81         81         85
12b-1 fees:
   Service fee (Classes A, B and C)               91         90         84
   Distribution fee (Class B)                    150        154        147
   Distribution fee (Class C)                      2          2        (a)
Fees waived or borne by the Advisor               --        (33)       (58)
Fees waived or borne by LFD (Class C)             (1)        (1)         0



                                                       NEW YORK FUND
                                                   Years ended January 31

                                                2000       1999       1998
                                               -----      -----      -----
Management fee (before reduction)              $ 511      $ 533      $ 512
Bookkeeping fee                                   45         47         46
Shareholder service and transfer agent fee       156        159        157
12b-1 fees:
   Service fee (Classes A, B and C)              194        186        163
   Distribution fee (Class B)                    381        394        393
   Distribution fee (Class C)                      6          4        (a)
Fees waived or borne by the Advisor             (182)      (169)      (289)
Fees waived or borne by LFD (Class C)             (2)        (1)         0




                                                     NORTH CAROLINA FUND
                                                   Years ended January 31

                                                2000       1999       1998
                                               -----      -----      -----
Management fee (before reduction)              $ 166      $ 167      $ 167
Bookkeeping fee                                   27         27         27
Shareholder service and transfer agent fee        51         51         53
12b-1 fees:
   Service fee (Classes A, B and C)               60         56         53
   Distribution fee (Class B)                    118        127        128
   Distribution fee (Class C)                      5          2        (a)
Fees waived or borne by the Advisor               --        (97)      (216)
Fees waived or borne by LFD (Class C)             (2)        (1)         0



                                                        OHIO FUND
                                                 Years ended January 31

                                               2000      1999       1998
                                               ----     -----      -----
Management fee (before reduction)              $466     $ 523      $ 553
Bookkeeping fee                                  42        46         48
Shareholder service and transfer agent fee      153       158        179
12b-1 fees:
   Service fee (Classes A, B and C)             146       156        158
   Distribution fee (Class B)                   280       328        354
   Distribution fee (Class C)                     3         2        (a)
Fees waived or borne by the Advisor              --       (15)      (216)
Fees waived or borne by LFD (Class C)           (a)       (a)          0


                                       l

(a)      Rounds to less than one.


BROKERAGE COMMISSIONS (dollars in thousands)


                                              CALIFORNIA FUND
                                           Years ended January 31

                                           2000     1999     1998
                                           ----     ----     ----
Total commissions                          $24       $2       $13
Directed transactions                        0        0         0
Commissions on directed transactions         0        0         0



                                              CONNECTICUT FUND
                                           Years ended January 31

                                           2000     1999     1998
                                           ----     ----     ----
Total commissions                           $1       $2       $2
Directed transactions                        0        0        0
Commissions on directed transactions         0        0        0



                                                 FLORIDA FUND
                                            Years ended January 31

                                           2000      1999      1998
                                           ----      ----      ----
Total commissions                           $2        $1        $2
Directed transactions                        0         0         0
Commissions on directed transactions         0         0         0


                                              MASSACHUSETTS FUND
                                            Years ended January 31

                                           2000      1999      1998
                                           ----      ----      ----
Total commissions                           $2        $1        $1
Directed transactions                        0         0         0
Commissions on directed transactions         0         0         0



                                                  MICHIGAN FUND
                                             Years ended January 31

                                           2000      1999      1998
                                           ----      ----      ----
Total commissions                           $4        $2        $3
Directed transactions                        0         0         0
Commissions on directed transactions         0         0         0



                                                 MINNESOTA FUND
                                             Years ended January 31

                                           2000      1999      1998
                                           ----      ----      ----
Total commissions                           $3        $2        $4
Directed transactions                        0         0         0
Commissions on directed transactions         0         0         0



                                                 NEW YORK FUND
                                            Years ended January 31

                                           2000     1999      1998
                                           ----     ----      ----
Total commissions                          (b)       $1        $1
Directed transactions                       0         0         0
Commissions on directed transactions        0         0         0



                                       m

                                             NORTH CAROLINA FUND
                                            Years ended January 31

                                           2000     1999      1998
                                           ----     ----      ----
Total commissions                           $1      $(b)       $1
Directed transactions                        0        0         0
Commissions on directed transactions         0        0         0



                                                   OHIO FUND
                                            Years ended January 31

                                           2000      1999      1998
                                           ----      ----      ----
Total commissions                           $7        $3        $5
Directed transactions                        0         0         0
Commissions on directed transactions         0         0         0

(b)   Rounds to less than one.



TRUSTEES AND TRUSTEES' FEES

For the fiscal year ended January 31, 2000 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees(c):

                                      Total Compensation from the Fund Complex
                                     Paid to the Trustees for the Calendar Year
Trustee                                       Ended December 31, 1999(d)
-------                                       --------------------------
Robert J. Birnbaum(e)                                 $97,000
Tom Bleasdale                                         103,000(f)
John V. Carberry(g)                                      N/A
Lora S. Collins                                        96,000
James E. Grinnell                                     100,000
Richard W. Lowry                                       97,000
Salvatore Macera                                       95,000
William E. Mayer                                      101,000
James L. Moody, Jr.                                    91,000(h)
John J. Neuhauser                                     101,252
Thomas E. Stitzel                                      95,000
Robert L. Sullivan(i)                                 104,100
Anne-Lee Verville                                      96,000(j)


(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(d) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment portfolios in the Liberty Funds Group (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).

(e)        Retired as Trustee of the Trust on December 31, 1999.

(f)        Includes $52,000 payable in later years as deferred compensation.

(g) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.

(h) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.

(i)        Retired as a Trustee of the Trust on April 30, 2000.


                                       n

(j) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.



                              CALIFORNIA FUND               CONNECTICUT FUND
                           Aggregate Compensation         Aggregate Compensation
                             from Fund for the             from Fund for the
                             Fiscal Year Ended             Fiscal Year Ended
Trustee                      January 31, 2000               January 31, 2000
-------                      ----------------               ----------------
Robert J. Birnbaum                 $1,485                           $976
Tom Bleasdale                       1,779(l)                       1,173(m)
John V. Carberry(k)                   N/A                            N/A
Lora S. Collins                     1,658                          1,093
James E. Grinnell                   1,728                          1,139
Richard W. Lowry                    1,675                          1,105
Salvatore Macera                    1,645                          1,084
William E. Mayer                    1,746                          1,151
James L. Moody, Jr.                 1,568(n)                       1,035(o)
John J. Neuhauser                   1,750                          1,155
Thomas E. Stitzel                   1,645                          1,084
Robert L. Sullivan                  1,795                          1,196
Anne-Lee Verville                   1,661(p)                       1,095(q)



(k) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.

(l)        Includes $903 payable in later years as deferred compensation.

(m)        Includes $595 payable in later years as deferred compensation.

(n) Total compensation of $1,568 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(o) Total compensation of $1,035 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(p) Total compensation of $1,661 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(q) Total compensation of $1,095 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.




                              FLORIDA FUND               MASSACHUSETTS FUND

                          Aggregate Compensation       Aggregate Compensation
                           from Fund for the              from Fund for the
                           Fiscal Year Ended              Fiscal Year Ended
Trustee                     January 31, 2000               January 31, 2000
-------                     ----------------               ----------------
Robert J. Birnbaum                $638                          $1,166
Tom Bleasdale                      882(s)                        1,398(t)
John V. Carberry(r)                N/A                             N/A
Lora S. Collins                    821                           1,480
James E. Grinnell                  860                           1,358
Richard W. Lowry                   828                           1,317
Salvatore Macera                   815                           1,292
William E. Mayer                   867                           1,372
James L. Moody, Jr.                791(u)                        1,233(v)
John J. Neuhauser                  872                           1,376
Thomas E. Stitzel                  815                           1,292
Robert L. Sullivan                 908                           1,418
Anne-Lee Verville                  822(w)                        1,305(x)


                                       o

(r) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.

(s)        Includes $503 payable in later years as deferred compensation.

(t)        Includes $709 payable in later years as deferred compensation.

(u) Total compensation of $791 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(v) Total compensation of $1,233 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(w) Total compensation of $822 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(x) Total compensation of $1,305 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.


                               MICHIGAN FUND                  MINNESOTA FUND

                           Aggregate Compensation         Aggregate Compensation
                             from Fund for the              from Fund for the
                             Fiscal Year Ended               Fiscal Year Ended
Trustee                      January 31, 2000                January 31, 2000
-------                      ----------------                ----------------
Robert J. Birnbaum                 $620                            $627
Tom Bleasdale                       744(z)                          752(aa)
John V. Carberry(y)                 N/A                             N/A
Lora S. Collins                     694                             701
James E. Grinnell                   723                             730
Richard W. Lowry                    701                             708
Salvatore Macera                    688                             695
William E. Mayer                    730                             738
James L. Moody, Jr.                 656(bb)                         663(cc)
John J. Neuhauser                   734                             742
Thomas E. Stitzel                   688                             695
Robert L. Sullivan                  771                             779
Anne-Lee Verville                   695(dd)                         702(ee)


(y) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.

(z)        Includes $338 payable in later years as deferred compensation.

(aa)       Includes $379 payable in later years as deferred compensation.

(bb) Total compensation of $656 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(cc) Total compensation of $663 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(dd) Total compensation of $695 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(ee) Total compensation of $702 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.




                              NEW YORK FUND               NORTH CAROLINA FUND

                          Aggregate Compensation         Aggregate Compensation
                            from Fund for the             from Fund for the
                            Fiscal Year Ended              Fiscal Year Ended
Trustee                      January 31,2000               January 31, 2000
-------                      ---------------               ----------------
Robert J. Birnbaum               $790                           $571
Tom Bleasdale                     948(gg)                        686(hh)
John V. Carberry(ff)              N/A                            N/A
Lora S. Collins                   883                            639
James E. Grinnell                 920                            666
Richard W. Lowry                  893                            646


                                       p

Salvatore Macera                  876                            634
William E. Mayer                  930                            673
James L. Moody, Jr.               836(ii)                        605(jj)
John J. Neuhauser                 934                            677
Thomas E. Stitzel                 876                            634
Robert L. Sullivan                973                            713
Anne-Lee Verville                 885(kk)                        640(ll)


(ff) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.

(gg)       Includes $479 payable in later years as deferred compensation.

(hh)       Includes $346 payable in later years as deferred compensation.

(ii) Total compensation of $836 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(jj) Total compensation of $605 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(kk) Total compensation of $885 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(ll) Total compensation of $640 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.



                                                OHIO FUND
                                          Aggregate Compensation
                                    from Fund for the Fiscal Year Ended
Trustee                                     January 31, 2000
-------                                     ----------------
James J. Birnbaum                                $764
Tom Bleasdale                                     916(nn)
John V. Carberry(mm)                              N/A
Lora S. Collins                                   854
James E. Grinnell                                 889
Richard D. Lowry                                  863
Salvatore Macera                                  847
William E. Mayer                                  898
James L. Moody, Jr.                               807(oo)
John J. Neuhauser                                 903
Thomas E. Stitzel                                 847
Robert L. Sullivan                                941
Anne-Lee Verville                                 855(pp)


(mm) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.

(nn)       Includes $463 payable in later years as deferred compensation.

(oo) Total compensation of $807 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

(pp) Total compensation of $855 for the fiscal year ended January 31, 2000, will be payable in later years as deferred compensation.

For the fiscal year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together Liberty All-Star Funds):




                               Total Compensation from Liberty All-Star Funds
Trustee                        for the Calendar Year Ended December 31,1999(qq)
-------                        ------------------------------------------------


Robert J. Birnbaum(rr)                        $25,000



                                       q

John V. Carberry(rr)(ssv)                         N/A
James E. Grinnell(rr)                          25,000
Richard W. Lowry(rr)                           25,000
William E. Mayer(rr)                           25,000
John J. Neuhauser(rr)                          25,000

(qq) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).

(rr) Elected by the sole trustee of the Liberty Funds Trust IX on December 17, 1998.

(ss) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.




OWNERSHIP OF THE FUNDS

At April 30, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of each class of shares of the California, Connecticut, Florida, Massachusetts, Michigan, Minnesota, New York, North Carolina and Ohio Funds.

As of record on 2000, the following shareholders owned 5% or more of the following Funds' then outstanding Class A, Class B and Class C shares:

California Fund: Merrill Lynch, Pierce, Fenner & Smith, Inc., Mutual Fund Operations, 4800 Deer Lake Drive E, 3rd Floor, Jacksonville, FL 32216 (Class A:
7.77%) (Class B: 5.58%) (Class C: 25.41)

Connecticut Fund: Merrill Lynch, Pierce, Fenner & Smith, Inc., Mutual Fund Operations, 4800 Deer Lake Drive E, 3rd Floor, Jacksonville, FL 32216 (Class A:
11.53%) (Class B: 14.95%) (Class C: 22.55%)

Florida Fund: Merrill Lynch, Pierce, Fenner & Smith, Inc., Mutual Fund Operations, 4800 Deer Lake Drive E, 3rd Floor, Jacksonville, FL, 32216 (Class A:
16.58%) (Class B: 21.52%); Marjorie E. Worstall, 3206 S. Hopkins Avenue, Titusville, FL 32780-5698 (Class C: 49.37%); Dorothy C. Fisher & Harry F. Fisher, Jr. TTEE, 1048 Main Street, Sebastian, FL 32958-4170 (Class C: 25.55%); Jean McCaughey TTEE, 4315 Rum Cay Circle, Sarasota, FL 34233 (Class C: 10.56%)

Massachusetts Fund: Sybil N. Wetzler & Teresa A. Wetzler-Finn & Steven A. Finn TTEE, 6 Tallyho Lane, Andover, MA 01810-4514 (Class C: 8.81%); Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive E., Jacksonville, FL 32246-6484 (Class C: 28.43%); Teresa A. Wetzler-Finn & Lawrence A. Wetzler TTEES, 5 Tallyho Lane, Andover, MA 01810-4514 (Class C: 7.93%)

Michigan Fund: Merrill Lynch, Pierce, Fenner & Smith, Inc., Mutual Fund Operations, 4800 Deer Lake Drive E, 3rd Floor, Jacksonville, FL 32216-0561 (Class A: 7.51%) (Class B: 22.00%); Raymond James & Associates, Inc., FAO James & Mary Workman JT/WROS, 1530 Winterwood Drive NE, Grand Rapids, MI 49546 (Class
A: 5.63%)

Minnesota Fund: Merrill Lynch, Pierce, Fenner & Smith, Inc., Mutual
Fund Operations, 4800 Deer Lake Drive E, 3rd Floor, Jacksonville, FL 32216 (Class B: 6.45%) (Class C: 12.25%); Luella C. Bellomo, 1857 Eagle Ridge Drive, St. Paul, MN 55118 (Class C: 19.42%); Mark J. Ritter & Robert M. Ritter, 1626 Laurel Avenue, St. Paul, MN 55104 (Class C: 14.50%); Richard G.

                                       r

Lykke & Dorothy M. Lykke JTWROS, 2909 Springview Lane, NE, Mounds View, MN 55112 (Class C: 25.55%); Lee Sai & Joua Sai Shouachai Lee & Joua Xiong Lee JTWROS, 256
W. George Street, St. Paul, MN 55107 (Class C: 5.27%)

New York Fund: Merrill Lynch, Pierce, Fenner & Smith, Inc., Mutual Fund Operations, 4800 Deer Lake Drive E, 3rd Floor, Jacksonville, FL 32216 (Class A:
11.73%) (Class B: 17.08%); Howard Read, 25 Eagle Street, Albany, NY 12207-1901 (Class C: 9.16%); Read & Laniado, 25 Eagle Street, Albany, NY 12207-1901 (Class
C: 18.04%); Joan Parrotta 262-17 Grand Central Parkway, Little Neck, NY 11362 (Class C: 5.46%); Abe Weinstein & Laura Weinstein & David Weinstein & Linda Marine JTWROS, 92-30 56 Avenue #1K, Elmhurst, NY 11373-4608 (Class C:
18.23%);Dino Gobbo & Marita Gobbo JTWROS, 76-11 175 Street, Flushing, NY 11366 (Class C: 7.23%)

North Carolina Fund: Merrill Lynch, Pierce, Fenner & Smith, Inc., Mutual Fund Operations, 4800 Deer Lake Drive E, 3rd Floor, Jacksonville, FL 32216 (Class B:
8.66%) (Class C: 41.79%); Patricia R. Holstein, 403 Elm Street, Raleigh, NC 27604 (Class C: 8.49%)

Ohio Fund: Merrill Lynch, Pierce, Fenner & Smith, Inc., Mutual Fund Operations, 4800 Deer Lake Drive E, 3rd Floor, Jacksonville, FL 32216 (Class A: 6.49%) (Class B: 6.95%) (Class C: 11.44)

At April 30, 2000, there were the following number of shareholders of each Fund:


                               Class A          Class B           Class C

California Fund                 3,289            1,557                59
Connecticut Fund                1,296            1,518                35
Florida Fund                      439              414                 6
Massachusetts Fund              2,858            1,345                26
Michigan Fund                     878              227                11
Minnesota Fund                    877              484                11
New York Fund                     921              929                11
North Carolina Fund               376              325                12
Ohio Fund                       1,622            1,087                 5


SALES CHARGES (dollars in thousands)

                                 CLASS A SHARES
================================================================================


                                                                   CALIFORNIA FUND
                                                               Years ended January 31

                                                          2000         1999        1998
                                                         ------        ----        ----
Aggregate initial sales charges on Fund
  share sales                                            $3,604        $189        $178
Initial sales charges retained by LFD                       170          25          24
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by LFD                 19           0           0

                                                                   CONNECTICUT FUND
                                                               Years ended January 31

                                                           2000        1999        1998
                                                           ----        ----        ----
Aggregate initial sales charges on Fund share sales        $387        $223        $220
Initial sales charges retained by LFD                        18          29          28
Aggregate
  CDSC on Fund redemptions retained by LFD                    0        (tt)           0




                                                                   FLORIDA FUND
                                                               Years ended January 31

                                                           2000        1999        1998
                                                           ----        ----        ----
Aggregate initial sales charges on Fund share sales        $189         $50         $93
Initial sales charges retained by LFD                        24           6          11



                                       s

                                                                MASSACHUSETTS FUND
                                                               Years ended January 31

                                                           2000        1999        1998
                                                           ----        ----        ----
Aggregate initial sales charges on Fund share sales        $447        $252        $210
Initial sales charges retained by LFD                        24          34          26
Aggregate CDSC on Fund redemptions retained by LFD         (tt)           0           0

                                                                   MICHIGAN FUND
                                                              Years ended January 31

                                                           2000        1999       1998
                                                           ----        ----       ----
Aggregate initial sales charges on Fund share sales        $174        $54        $31
Initial sales charges retained by LFD                         8          7          4

                                                                  MINNESOTA FUND
                                                              Years ended January 31

                                                          2000        1999      1998
                                                          ----        ----      ----
Aggregate initial sales charges on Fund share sales        $94        $49        $42
Initial sales charges retained by LFD                        4          5          5
Aggregate CDSC on Fund redemptions retained by LFD           9          0          0

                                                                    NEW YORK FUND
                                                               Years ended January 31

                                                           2000        1999        1998
                                                           ----        ----        ----
Aggregate initial sales charges on Fund share sales        $224        $106        $111
Initial sales charges retained by LFD                        11          13          15
Aggregate CDSC on Fund redemptions retained
  by LFD                                                      0        $ 10           0

                                                                 NORTH CAROLINA FUND
                                                              Years ended January 31

                                                           2000       1999        1998
                                                           ----       ----        ----
Aggregate initial sales charges on Fund share sales        $157        $53        $33
Initial sales charges retained by LFD                         7          7          4
Aggregate CDSC on Fund redemptions retained
  by LFD                                                      0          0          0

                                                                   OHIO FUND
                                                             Years ended January 31

                                                           2000       1999       1998
                                                           ----       ----       ----
Aggregate initial sales charges on Fund share sales        $146        $72        $39
Initial sales charges retained by LFD                         7          9          4
Aggregate CDSC on Fund redemptions retained
  by LFD                                                    139        (tt)         0


                                 CLASS B SHARES
================================================================================

                                                             CALIFORNIA FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ------   ----       ----
Aggregate CDSC on Fund redemptions retained by LFD      $2,500   $217       $223


                                                            CONNECTICUT FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD      $199     $165       $203


                                                             FLORIDA FUND
                                                         Years ended January 31


                                       t


                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD      $217     $118       $102



                                                            MASSACHUSETTS FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD      $129     $114       $183




                                                               MICHIGAN FUND
                                                          Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD      $41       $18        $29



                                                               MINNESOTA FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----

Aggregate CDSC on Fund redemptions retained by LFD       $39      $23        $63



                                                               NEW YORK FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----

Aggregate CDSC on Fund redemptions retained by LFD      $100     $100       $142




                                                           NORTH CAROLINA FUND
                                                          Year ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD       $31      $31        $50



                                                                 OHIO FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD       $72      $97       $153




                                 CLASS C SHARES
================================================================================


                                                              CALIFORNIA FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD       $42       $3         $1



                                                              CONNECTICUT FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD        $5     (tt)         $0



                                                                FLORIDA FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----

Aggregate CDSC on Fund redemptions retained by LFD        $3       $0         $0



                                                            MASSACHUSETTS FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD      (tt)       $0         $0



                                                              MICHIGAN FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD        $3       $0         $0



                                       u

                                                              MINNESOTA FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD      (tt)       $0         $0



                                                              NEW YORK FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD        $2       $0         $0


                                                          NORTH CAROLINA FUND
                                                         Year ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD        $1       $0         $0



                                                                 OHIO FUND
                                                         Years ended January 31

                                                        2000     1999       1998
                                                        ----     ----       ----
Aggregate CDSC on Fund redemptions retained by LFD      (tt)       $0         $0

(tt)     Rounds to less than one.


12B-1 PLAN, CDSCS AND CONVERSION OF SHARES

The Funds each offer three classes of shares - Class A, Class B and Class C. Each Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) for each Fund pursuant to Rule 12b-1 under the Act. Under the Plan, each Fund pays LFD monthly a service fee at an annual rate of 0.10% of each Fund's net assets attributed to the outstanding shares of each class on November 30, 1994, and a service fee of 0.25% of each Fund's net assets attributed to each class of shares issued and outstanding thereafter. The Funds also pay LFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to each Fund's Class B and Class C shares. LFD has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC for periods up to six years after the purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Funds for the fiscal year ended January 31, 2000 were:


                                       w

                                                        CALIFORNIA FUND                     CONNECTICUT FUND
                                                 Class A      Class B    Class C     Class A     Class B    Class C
                                                 -------      -------    -------     -------     -------    -------

Fees to FSFs                                       $341        $417        $45        $117        $563        $28
Cost of sales material                               44          29         14          15          45         10
  (including printing and mailing expenses)
Allocated travel, entertainment and other            43          27         11          14          37          9
  promotional expenses (including advertising)


                                                           FLORIDA FUND                  MASSACHUSETTS FUND
                                                 Class A    Class B      Class C    Class A      Class B    Class C
                                                 -------    -------      -------    -------      -------    -------

Fees to FSFs                                       $49        $108        $  1        $242        $308        $9
Cost of sales material
  (including printing and mailing expenses)          6           7        (uu)          37          20         4
Allocated travel, entertainment and other
  promotional expenses (including advertising)       5           6        (uu)          37          17         3



                                                          MICHIGAN FUND                MINNESOTA FUND
                                                Class A     Class B    Class C   Class A    Class B    Class C
                                                -------     -------    -------   -------    -------    -------

Fees to FSFs                                       $51        $61        $7        $54        $99        $2
Cost of sales material
  (including printing and mailing expenses)          9          5         1          8          5         1
Allocated travel, entertainment and other
  promotional expenses (including advertising)       7          3         1          5          5         1


                                                          NEW YORK FUND                   NORTH CAROLINA FUND
                                                   Class A     Class B    Class C    Class A    Class B    Class C
                                                   -------     -------    -------    -------    -------    -------

Fees to FSFs                                          $87        $304        $4        $38        $76        $5
Cost of sales material
  (including printing and mailing expenses)            13          20         1         10          6         2
Allocated travel, entertainment and other
  promotional expenses (including advertising)         11          18         1          9          4         1


                                                                                     OHIO FUND
                                                                           Class A    Class B    Class C
                                                                           -------    -------    -------

Fees to FSFs                                                                $75        $128        $  1
Cost of sales material (including printing and mailing expenses)              7          10        (uu)
Allocated  travel,  entertainment  and  other  promotional  expenses
  (including advertising)                                                     6           9        (uu)

(uu)     Rounds to less than one.


INVESTMENT PERFORMANCE


The following Funds' Class A, Class B and Class C share yields for the month ended January 31, 2000 were:



                                 CLASS A SHARES
================================================================================


                       Yield     Tax-Equivalent Yield(vv)    Adjusted Yield(ww)
                       -----     ------------------------    ------------------
California Fund         4.48%              8.18%                  N/A
Connecticut Fund        4.55%              7.89%                 4.40%
Florida Fund            4.72%              7.81%                 4.63%
Massachusetts Fund      4.62%              8.69%                 4.60%
Michigan Fund           4.43%              7.67%                  N/A
Minnesota Fund          4.95%              8.96%                  N/A

New York Fund           4.92%              9.13%                 4.74%
North Carolina Fund     4.52%              8.11%                  N/A
Ohio Fund               4.58%              8.17%                  N/A




                                 CLASS B SHARES
================================================================================


                         Yield    Tax-Equivalent Yield(vv)    Adjusted Yield(ww)
                         -----    ------------------------    ------------------
California Fund          3.94%              7.19%                      N/A
Connecticut Fund         4.02%              6.97%                    3.85%
Florida Fund             4.19%              6.94%                    4.09%
Massachusetts Fund       4.08%              7.68%                    4.07%
Michigan Fund            3.89%              6.74%                      N/A
Minnesota Fund           4.43%              8.02%                      N/A
New York Fund            4.40%              8.16%                    4.21%
North Carolina Fund      3.97%              7.13%                      N/A
Ohio Fund                4.04%              7.21%                      N/A



                                 CLASS C SHARES
================================================================================

                        Yield     Tax-Equivalent Yield(vv)    Adjusted Yield(ww)
                        -----     ------------------------    ------------------
California Fund         4.25%               7.76%                    3.95%
Connecticut Fund        4.32%               7.49%                    3.85%
Florida Fund            4.49%               7.43%                    4.09%
Massachusetts Fund      4.39%               8.26%                    4.06%
Michigan Fund           4.20%               7.27%                    3.89%
Minnesota Fund          4.73%               8.56%                    4.42%
New York Fund           4.71%               8.74%                    4.21%
North Carolina Fund     4.28%               7.68%                    3.87%
Ohio Fund               4.35%               7.76%                    4.04%

(vv) Calculated using the effective maximum combined federal and state tax rates.

(ww)       Without voluntary expense limit.

The following Funds' average annual total returns at January 31, 2000 were:


                               CLASS A SHARES(XX)
================================================================================


                                           CALIFORNIA FUND


                               1 year           5 years             10 years
                               ------           -------             --------
With sales charge of 4.75%     (10.39)%          4.74%               5.53%
Without sales charge            (5.92)%          5.76%               6.05%



                                           CONNECTICUT FUND
                                                               Since inception

                               1 year          5 years        11/1/91 to 1/31/00
                               ------          -------        ------------------
With sales charge of 4.75%     (8.44)%          4.79%                5.23%
Without sales charge           (3.87)%          5.81%                5.86%


                                            FLORIDA FUND

                                                                Since inception

                               1 year          5 years         2/1/93 to 1/31/00
                               ------          -------         -----------------
With sales charge of 4.75%     (10.84)%         4.07%                3.74%
Without sales charge            (6.39)%         5.09%                4.47%


                                          MASSACHUSETTS FUND

                               1 year          5 years              10 Years
                               ------          -------              --------





                                       y


With sales charge of 4.75%     (10.43)%         4.25%                5.94%
Without sales charge           (5.96)%          5.27%                6.46%




                                              MICHIGAN FUND

                               1 year          5 years              10 years
                               ------          -------              --------
With sales charge of 4.75%     (10.51)%         4.11%                5.44%
Without sales charge            (6.05)%         5.12%                5.95%



                                             MINNESOTA FUND

                               1 year          5 years              10 years
                               ------          -------              --------
With sales charge of 4.75%     (12.24)%         3.75%                5.12%
Without sales charge            (7.87)%         4.77%                5.64%



                                               NEW YORK FUND

                               1 year          5 years              10 years
                               ------          -------              --------
With sales charge of 4.75%     (10.79)%         4.46%                5.66%
Without sales charge            (6.34)%         5.48%                6.18%



                                           NORTH CAROLINA FUND
                                                                Since inception
                               1 year          5 years        9/1/93 to 1/31/00
                               ------          -------        -----------------
With sales charge of 4.75%     (10.78)%         4.52%               2.93%
Without sales charge            (6.33)%         5.54%               3.72%



                                                  OHIO FUND
                               1 year          5 years              10 years
                               ------          -------              --------
With sales charge of 4.75%     (11.38)%         4.12%                5.51%
Without sales charge           (6.96)%          5.14%                6.02%


                               CLASS B SHARES(XX)
================================================================================




                                                   CALIFORNIA FUND

                                1 year               5 years          10 years
                         -------------------    -----------------     --------
With applicable CDSC     (11.11)%(5.00% CDSC)   4.64%(2.00% CDSC)    5.45%(yy)
Without CDSC              (6.63)%               4.97%                5.45%(yy)



                                                  CONNECTICUT FUND
                                                                    Since inception

                                1 year               5 years       11/1/91 to 1/31/00
                         ------------------     ----------------   ------------------
With applicable CDSC     (9.17)%(5.00% CDSC)    4.69%(2.00% CDSC)      5.13% (yy)
Without CDSC             (4.59)%                5.02%                  5.13%(yy)



                                                    FLORIDA FUND
                                                                    Since inception

                                1 year                5 years      2/1/93 to 1/31/00
                         ------------------     ----------------   ------------------
With applicable CDSC     (11.57)%(5.00% CDSC)   3.97%(2.00% CDSC)  3.69% (1.00% CDSC)
Without CDSC             (7.10)%                4.31%              3.69%



                                       z



                                                 MASSACHUSETTS FUND

                                1 year                5 years         10 years
                         ------------------     ----------------      --------
With applicable CDSC     (11.12)%(5.00% CDSC)   4.15%(2.00% CDSC)     5.86%(yy)
Without CDSC              (6.67)%               4.48%                 5.86%(yy)




                                                    MICHIGAN FUND

                                 1 year               5 years         10 years
                         ------------------     ----------------      --------
With applicable CDSC     (11.24)%(5.00% CDSC)   4.00%(2.00% CDSC)     5.36%(yy)
Without CDSC              (6.76)%               4.34%                 5.36%(yy)



                                                   MINNESOTA FUND

                                 1 year               5 years         10 years
                         -------------------    ----------------      --------
With applicable CDSC     (12.95)%(5.00% CDSC)   3.66%(2.00% CDSC)     5.04%(yy)
Without CDSC              (8.56)%               3.98%                 5.04%(yy)


                                                    NEW YORK FUND

                                 1 year               5 years         10 years
                         -------------------    ----------------      --------

With applicable CDSC     (11.50)%(5.00% CDSC)   4.36%(2.00% CDSC)     5.59%(yy)
Without CDSC              (7.04)%               4.69%                 5.59%(yy)



                                                 NORTH CAROLINA FUND
                                                                     Since inception
                                 1 year               5 years       9/1/93 to 1/31/00
                         ------------------     ----------------    ------------------
With applicable CDSC     (11.51)%(5.00% CDSC)   4.42%(2.00% CDSC)    2.94%(1.00% CDSC)
Without CDSC              (7.03)%               4.75%                2.94%



                                                      OHIO FUND

                                 1 year               5 years         10 years
                         -------------------    ----------------      --------
With applicable CDSC     (12.09)%(5.00% CDSC)   4.02%(2.00% CDSC)     5.43%(yy)
Without CDSC              (7.66)%               4.35%                5.43%(yy)


                               CLASS C SHARES(XX)
================================================================================





                                                CALIFORNIA FUND

                                1 year            5 years           10 years
                         ------------------      ---------          --------
With applicable CDSC     (7.24)%(1.00% CDSC)     5.52%(yy)          5.93%(yy)
Without CDSC             (6.35)%                 5.52%(yy)          5.93%(yy)



                                       aa


                                                CONNECTICUT FUND
                                                                   Since inception
                                1 year            5 years         11/1/91 to 1/31/00
                         ------------------      ---------       --------------------
With applicable CDSC     (5.22)%(1.00% CDSC)     5.57%(yy)       5.71%(1.00% CDSC)(yy)
Without CDSC             (4.31)%                 5.57%(yy)       5.71%(yy)



                                              FLORIDA FUND
                                                                  Since inception
                                1 year            5 years         2/1/93 to 1/31/00
                         ------------------      --------        --------------------
With applicable CDSC     (7.71)%(1.00% CDSC)     4.46%(yy)       3.80%(1.00% CDSC)(yy)
Without CDSC             (6.82)%                 4.46%(yy)       3.80%(yy)




                                              MASSACHUSETTS FUND

                                1 year            5 years           10 years
                         ------------------      --------           --------
With applicable CDSC     (7.28)%(1.00% CDSC)     5.03%(yy)          6.34%(yy)
Without CDSC             (6.38)%                 5.03%(yy)          6.34%(yy)




                                              MICHIGAN FUND

                                1 year            5 years           10 years
                         ------------------      --------           --------
With applicable CDSC     (7.37)%(1.00% CDSC)     4.89%(yy)          5.83%(yy)
Without CDSC             (6.47)%                 4.89%(yy)          5.83%(yy)




                                              MINNESOTA FUND

                                1 year            5 years           10 years
                         ------------------      --------           --------
With applicable CDSC     (9.16)%(1.00% CDSC)     4.53%(yy)          5.52%(yy)
Without CDSC             (8.29)%                 4.53%(yy)          5.52%(yy)



                                                 NEW YORK FUND

                                1 year            5 years           10 years
                         ------------------      --------           --------
With applicable CDSC     (7.66)%(1.00% CDSC)     5.24%(yy)          6.06%(yy)
Without CDSC             (6.76)%                 5.24%(yy)          6.06%(yy)




                                               NORTH CAROLINA FUND
                                                                   Since inception
                                1 year            5 years          9/1/93 to 1/3100
                         ------------------      --------        ---------------------
With applicable CDSC     (7.65)%(1.00% CDSC)     4.88%(yy)       3.04% (1.00% CDSC)(yy)
Without CDSC             (6.75)%                 4.88%(yy)       3.04%(yy)



                                                 OHIO FUND

                                1 year            5 years           10 years
                         ------------------      --------           --------
With applicable CDSC     (8.26)%(1.00% CDSC)      4.90%(yy)          5.90%(yy)
Without CDSC             (7.38)                   4.90%              5.90%

(xx) Performance results reflect any voluntary waiver or reimbursement by the Advisor or its affiliates of Class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See Prospectus for details.

                                       bb

(yy) Newer Class share performance includes returns of each Fund's Class A shares (Class B shares for the Florida Fund and the North Carolina Fund) (the oldest existing fund class) for periods prior to the inception of the newer class shares. The oldest existing share returns were not restated to reflect any expense differential (i.e., Rule 12b-1 fees) between the oldest existing fund class shares and the newer class shares. Had the expense differential been reflected, the returns of all of the Funds, except for the Florida Fund and the North Carolina Fund for periods prior to the inception of the newer class shares would have been lower.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.


CUSTODIAN

The Chase Manhattan Bank, located at 270 Park Avenue, New York, NY 10017-0270 is the Funds' custodian. The Funds' custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS/AUDITORS
PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624 are the independent accountants for the Minnesota Tax-Exempt Fund, the New York Tax-Exempt Fund, the North Carolina Tax-Exempt Fund and the Ohio Tax-Exempt Fund. Ernst & Young LLP, located at 200 Clarendon Street, Boston MA 02116 are the independent auditors for the California Tax-Exempt Fund, the Connecticut Tax-Exempt Fund, the Florida Tax-Exempt Fund, the Massachusetts Tax-Exempt Fund and the Michigan Tax-Exempt Fund. Both firms provide audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. Prior to June 18, 1999, PricewaterhouseCoopers LLP were the independent accountants for the California Tax-Exempt Fund, the Connecticut Tax-Exempt Fund, the Florida Tax-Exempt Fund, the Massachusetts Tax-Exempt Fund, and the Michigan Tax-Exempt Fund. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP and Ernst & Young LLP given on the authority of said firms as experts in accounting and auditing.




                                       cc

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include each series of Liberty Funds Trust I (formerly Colonial Trust I), Liberty Funds Trust II (formerly Colonial Trust II), Liberty Funds Trust III (formerly Colonial Trust III), Liberty Funds Trust IV (formerly Colonial Trust IV), Liberty Funds Trust V (formerly Colonial Trust V), Liberty Funds Trust VI (formerly Colonial Trust VI), Liberty Funds Trust VII (formerly Colonial Trust VII), Liberty Funds Trust VIII (formerly LFC Utilities Trust) and Liberty Funds Trust IX (formerly LAMCO Trust I) . In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES


PART 1 OF THIS SAI LISTS ON PAGE b WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.


SHORT-TERM TRADING

In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

LOWER-RATED DEBT SECURITIES
Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,


1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse


In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.


SMALL COMPANIES
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

OTHER INVESTMENT COMPANIES
The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)
The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS
GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

SECURITIES LOANS
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.


MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.


MORTGAGE-BACKED SECURITIES
Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.


REPURCHASE AGREEMENTS
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

OPTIONS ON SECURITIES
WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.


Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.


FUTURES CONTRACTS AND RELATED OPTIONS
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.


The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


FEDERAL TAXES. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.


FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.


Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.


Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.


A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.


EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.


FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.


Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS (IN THIS SECTION, AND THE FOLLOWING SECTIONS ENTITLED "TRUSTEES AND OFFICERS," "THE MANAGEMENT AGREEMENT," "ADMINISTRATION AGREEMENT," "THE PRICING AND BOOKKEEPING AGREEMENT," "PORTFOLIO TRANSACTIONS," "INVESTMENT DECISIONS," AND "BROKERAGE AND RESEARCH SERVICES," THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC.)

The Advisor is the investment advisor to each of the funds (except for Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Stein Roe Advisor Tax-Managed Value Fund, Newport Tiger Fund, Stein Roe Small Cap Tiger Fund, Newport Japan Opportunities Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)


                                         Position           Principal Occupation
Name and Address                 Age     with Fund         During Past Five Years
----------------                 ---     ---------         ----------------------

Tom Bleasdale                    69      Trustee          Retired (formerly Chairman of the Board
102 Clubhouse Drive #275                                  and Chief Executive Officer, Shore Bank & Trust
Naples, Florida  34105                                    Company from 1992 to 1993); Director of Empire Co.

John V. Carberry*                52      Trustee          Senior Vice President of Liberty Financial
56 Woodcliff Road                                         (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                (investment banking) from January, 1988 to January, 1998).

Lora S. Collins                  64      Trustee          Attorney (formerly Attorney, Kramer, Levin,
1175 Hill Road                                            Naftalis & Frankel from September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell                70      Trustee          Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                 63      Trustee          Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                 68      Trustee          Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                       Director of Itek Corporation (electronics) from 1975 to 1981).
New Seabury, MA  02649

William E. Mayer*                59      Trustee          Partner, Development Capital, LLC (venture capital)
500 Park Avenue, 5th Floor                                (formerly Dean, College of Business and Management,
New York, NY 10022                                        University of Maryland from October, 1992 to November, 1996);
                                                          Director, Johns Manville; Director, Lee Enterprises.


James L. Moody, Jr.              68      Trustee          Retired (formerly Chairman of the Board, Hannaford Bros. Co.
16 Running Tide Road                                      (food retailer) from May, 1984 to May, 1997, and
Cape Elizabeth, ME 04107                                  Chief Executive Officer, Hannaford Bros. Co.
                                                          from May, 1973 to May, 1992).

John J. Neuhauser                56      Trustee          Academic Vice President and Dean of Faculties since
84 College Road                                           August, 1999, Boston College (formerly Dean, Boston College
Chestnut Hill, MA 02467-3838                              School of Management from September, 1977 to September, 1999).

Thomas E. Stitzel                64      Trustee          Business Consultant (formerly Professor of Finance from 1975
2208 Tawny Woods Place                                    to 1999 and Dean from 1977 to 1991, College of Business,
Boise, ID  83706                                          Boise State University; Chartered Financial Analyst.

Anne-Lee Verville                54      Trustee          Consultant (formerly General Manager, Global Education Industry
359 Stickney Hill Road                                    from 1994 to 1997, and President, Applications Solutions Division
Hopkinton, NH 03229                                       from 1991 to 1994, IBM Corporation (global education and global applications)).

Stephen E. Gibson                46      President        President of the Funds since June, 1998, Chairman of
                                                          the Board since July, 1998, Chief Executive Officer
                                                          and President since December 1996 and Director, since
                                                          July 1996 of the Advisor (formerly Executive Vice President from July, 1996 to December, 1996); Director, Chief
                                                          Executive Officer and President of LFG since December, 1998
                                                          (formerly Director, Chief Executive Officer and President of
                                                          The Colonial Group, Inc. (TCG) from December, 1996 to
                                                          December, 1998); Assistant Chairman of Stein Roe & Farnham
                                                          Incorporated (SR&F) since August, 1998 (formerly Managing
                                                          Director of Marketing of Putnam Investments, June, 1992
                                                          to July, 1996.)

J. Kevin Connaughton             35      Controller       Controller and Chief Accounting Officer of the Funds since
                                         and Chief        February, 1998; Vice President of the Advisor since
                                         Accounting       February, 1998 (formerly Senior Tax Manager,
                                         Officer          Coopers & Lybrand, LLP from April, 1996 to January, 1998;
                                                          Vice President, 440 Financial Group/First Data Investor
                                                          Services Group from March, 1994 to April, 1996).


Pamela A. McGrath        46      Treasurer and       Treasurer and Chief Financial Officer of the Liberty Funds
                                 Chief Financial     and Liberty All-Star Funds since April, 2000; Treasurer,
                                 Officer             Chief Financial Officer and Vice President of LFG since
                                                     December, 1999; Chief Financial Officer, Treasurer and
                                                     Senior Vice President of Colonial since December, 1999;
                                                     Director of Offshore Accounting for Putnam Investments from
                                                     May, 1998 to October 1999; Managing Director of Scudder
                                                     Kemper Investments from October, 1984 to December, 1997.

Nancy L. Conlin          46      Secretary           Secretary of the Funds since April, 1998 (formerly Assistant
                                                     Secretary from July, 1994 to April, 1998); Director,
                                                     Senior Vice President, General Counsel, Clerk and
                                                     Secretary of the Advisor since April, 1998 (formerly
                                                     Vice President, Counsel, Assistant Secretary and Assistant
                                                     Clerk from July, 1994 to April, 1998); Vice President,
                                                     General Counsel and Secretary of LFG since December, 1998
                                                     (formerly Vice President-, General Counsel and Clerk of TCG from April, 1998 to December, 1998; (formerly Assistant Clerk from July, 1994 to April, 1998).

Joseph R. Palombo        46      Vice President      Vice President of the Funds since April, 1999; Executive Vice
                                                     President and Director of the Advisor since April, 1999;
                                                     Executive Vice President and Chief Administrative Officer of
                                                     LFG since April, 1999 (formerly Chief Operating Officer,
                                                     Putnam Mutual Funds from 1994 to 1998).



* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.


The business address of the officers of each fund is One Financial Center, Boston, MA 02111.


The Trustees serve as trustees of all funds for which each Trustee (except Mr. Carberry) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.


The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 39 open-end and 5 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the funds to over 800,000 clients worldwide, representing more than $17 billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


THE MANAGEMENT AGREEMENT (THIS SECTION DOES NOT APPLY TO COLONIAL MONEY MARKET FUND, COLONIAL MUNICIPAL MONEY MARKET FUND, COLONIAL GLOBAL UTILITIES FUND, STEIN ROE ADVISOR TAX-MANAGED VALUE FUND, NEWPORT TIGER FUND, NEWPORT JAPAN OPPORTUNITIES FUND, STEIN ROE SMALL CAP TIGER FUND, NEWPORT GREATER CHINA FUND, NEWPORT EUROPE FUND OR NEWPORT ASIA PACIFIC FUND)


Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.


ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO COLONIAL MONEY MARKET FUND, COLONIAL MUNICIPAL MONEY MARKET FUND, COLONIAL GLOBAL UTILITIES FUND, STEIN ROE ADVISOR TAX-MANAGED VALUE FUND, NEWPORT TIGER FUND, NEWPORT JAPAN OPPORTUNITIES FUND, STEIN ROE SMALL CAP TIGER FUND, NEWPORT GREATER CHINA FUND, NEWPORT EUROPE FUND AND NEWPORT ASIA PACIFIC FUND AND THEIR RESPECTIVE TRUSTS).


Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

     (a)  providing office space, equipment and clerical personnel;

     (b) arranging, if desired by the respective Trust, for its directors, officers and employees to

     (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

     (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees,

     (e) coordinating and overseeing the activities of each fund's other third-party service providers;

     (f)  maintaining certain books and records of each fund.

With respect to Colonial Money Market Fund and Colonial Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:

     (g) Monitoring compliance by the fund with Rule 2a-7 under the (1940 Act and reporting to the Trustees from time to time with respect thereto; and


     (h)  Monitoring the investments and operations of the following Portfolios:
          SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested; and SR&F Cash Reserves Portfolio in which Colonial Money Market Fund is invested.



The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Advisor, in its capacity as the Administrator to each of Colonial Money Market Fund, Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other funds (except for Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Tiger Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund), the Advisor is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


                1/12 of 0.000% of the first $50 million;
                1/12 of 0.035% of the next $950 million;
                1/12 of 0.025% of the next $1 billion;
                1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion


The Advisor provides pricing and bookkeeping services to Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Tiger Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund for an annual fee of $27,000, plus 0.035% of each fund's average daily net assets over $50 million.

Stein Roe & Farnham Incorporated, the investment advisor of the Municipal Money Market Portfolio, provides pricing and bookkeeping services to the Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of the Portfolio over $50 million.


PORTFOLIO TRANSACTIONS

THE FOLLOWING SECTIONS ENTITLED "INVESTMENT DECISIONS" AND "BROKERAGE AND RESEARCH SERVICES" DO NOT APPLY TO COLONIAL MONEY MARKET FUND, COLONIAL MUNICIPAL MONEY MARKET FUND, STEIN ROE ADVISOR TAX-MANAGED VALUE FUND AND COLONIAL GLOBAL UTILITIES FUND. FOR EACH OF THESE FUNDS, SEE PART 1 OF ITS RESPECTIVE SAI. THE ADVISOR OF NEWPORT TIGER FUND, NEWPORT JAPAN OPPORTUNITIES FUND, STEIN ROE SMALL CAP TIGER FUND, NEWPORT GREATER CHINA FUND, NEWPORT EUROPE FUND AND NEWPORT ASIA PACIFIC FUND FOLLOWS THE SAME PROCEDURES AS THOSE SET FORTH UNDER "BROKERAGE AND RESEARCH SERVICES."

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the funds (except for the Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Stein Roe Advisor Tax-Managed Value Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Tiger Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund, each of which is administered by the Advisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.


The portfolio managers of Colonial Utilities Fund, a series of Liberty Funds Trust IV (formerly Colonial Trust IV), will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.


BROKERAGE AND RESEARCH SERVICES. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.


The Advisor may use the services of AlphaTrade Inc. (ATI), a registered broker-dealer and subsidiary of the Advisor, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.

PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFS or generally by 6 months' notice by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CODE OF ETHICS
The fund, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds.


DETERMINATION OF NET ASSET VALUE

Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.


(The following two paragraphs are applicable only to Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Tiger Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund. "Advisor" in these two paragraphs refers to each fund's investment advisor, Newport Fund Management, Inc.)


Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.

The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.


AMORTIZED COST FOR MONEY MARKET FUNDS (THIS SECTION CURRENTLY DOES NOT APPLY TO COLONIAL MONEY MARKET FUNDS, - SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "OTHER INFORMATION CONCERNING THE PORTFOLIO" IN PART 1 OF THE SAI OF COLONIAL MUNICIPAL MONEY MARKET FUND FOR INFORMATION RELATING TO THE MUNICIPAL MONEY MARKET PORTFOLIO)


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Colonial Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.


The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.


LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.


AUTOMATED DOLLAR COST AVERAGING (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $15 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.


Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.


Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.


TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHT OF ACCUMULATION (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:


1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.


STATEMENT OF INTENT (Class A and Class T shares only).
Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.


During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.


If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

COLONIAL ASSET BUILDER INVESTMENT PROGRAM (THIS SECTION CURRENTLY APPLIES ONLY TO THE CLASS A SHARES OF COLONIAL SELECT VALUE FUND AND THE COLONIAL FUND, EACH A SERIES OF LIBERTY FUNDS TRUST III (FORMERLY COLONIAL TRUST III)). A reduced sales charge applies to a purchase of certain funds' Class A shares under a Statement of Intent for the Colonial Asset Builder Investment Program (Program). The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. LFS will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:

Systematic Withdrawal Plan            Share Certificates

Sponsored Arrangements                Exchange Privilege

$50,000 Fast Cash                     Colonial Cash Connection

Right of Accumulation                 Automatic Dividend Diversification

Telephone Redemption                  Reduced Sales Charges for any "person"

Statement of Intent

*  Exchanges may be made to other funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.

The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. LFD may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.

Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.


REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.


PRIVILEGES OF COLONIAL EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

SPONSORED ARRANGEMENTS. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. DEATH. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


2. SYSTEMATIC WITHDRAWAL PLAN (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."


3. DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. DEATH OF A TRUSTEE. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. RETURNS OF EXCESS CONTRIBUTIONS. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. QUALIFIED RETIREMENT PLANS. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.


The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A shares of certain funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The Bank may charge customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.


NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.


By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.


Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.


SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.


At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.


Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Colonial Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.


YIELD
MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.


The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.


All data are based on past performance and do not predict future results.


TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.


The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                             FITCH INVESTORS SERVICE

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II
                                      1999

SOURCE                     CATEGORY                              RETURN (%)
------                     --------                              ----------

CREDIT SUISSE FIRST BOSTON:

                 First Boston High Yield Index-Global                3.28

LIPPER, INC.:

                 AMEX Composite Index P                             27.28
                 AMEX Computer Tech IX P                            75.02
                 AMEX Institutional IX P                            24.46
                 AMEX Major Market IX P                             17.76
                 Bse Sensex Index                                   63.83
                 CAC 40:FFR IX P                                    51.12
                 CD Rate 1 Month Index Tr                            5.31
                 CD Rate 3 Month Index Tr                            5.46
                 CD Rate 6 Month Index Tr                            5.59
                 Consumer Price Index                                2.99
                 Copnhgn SE:Dkr IX P                                20.46
                 DAX:Dm IX Tr                                       39.10
                 Domini 400 Social Index                            24.50
                 Dow Jones 65 Comp Av P                             11.97
                 Dow Jones Ind Average P                            25.22
                 Dow Jones Ind Dly Reinv                            27.21
                 Dow Jones Ind Mth Reinv                            27.29
                 Dow Jones Trans Av P                               -5.47
                 Dow Jones Trans Av Tr                              -4.52
                 Dow Jones Util Av P                                -9.27
                 Dow Jones Util Av Tr                               -6.02
                 Ft/S&P Act Wld Ex US IX                              N/A
                 Ft/S&P Actuaries Wld IX                              N/A
                 FT-SE 100:Pd IX P                                  17.81
                 FT-SE Gold Mines IX                                 0.20
                 Hang Seng:Hng Kng $ IX                             68.80
                 Jakarta Composite Index                            70.06
                 Jasdaq Index:Yen P                                244.48
                 Klse Composite Index                               38.59
                 Kospi Index                                        82.78
                 Lear High Growth Rate IX                             N/A
                 Lear Low Priced Value IX                             N/A
                 Lehman 1-3 Govt/Corp P                             -2.89
                 Lehman 1-3 Govt/Corp Tr                             3.15
                 Lehman Aggregate Bd P                              -7.03
                 Lehman Aggregate Bd Tr                             -0.82
                 Lehman Cp Bd Int P                                 -6.43
                 Lehman Cp Bd Int Tr                                 0.16
                 Lehman Govt Bd Int P                               -5.36
                 Lehman Govt Bd Int Tr                               0.49
                 Lehman Govt Bd Long P                             -14.59
                 Lehman Govt Bd Long Tr                             -8.73
                 Lehman Govt Bd P                                   -8.08
                 Lehman Govt Bd Tr                                  -2.23
                 Lehman Govt/Cp Bd P                                -8.26
                 Lehman Govt/Cp Bd Tr                               -2.15
                 Lehman Govt/Cp Int P                               -5.70
                 Lehman Govt/Cp Int Tr                               0.39


                 Lehman High Yield P                                -6.64
                 Lehman High Yield Tr                                2.39
                 Lehman Muni 10 Yr IX P                             -6.08
                 Lehman Muni 10 Yr IX Tr                            -1.25
                 Lehman Muni 3 Yr IX P                              -3.36
                 Lehman Muni 3 Yr IX Tr                              1.96
                 Lehman Muni Bond IX P                              -7.08
                 Lehman Muni Bond IX Tr                             -2.06
                 Lipper 1000                                          N/A
                 Lipper Mgmt Co Price IX                            12.57
                 Madrid SE:Pst IX P                                 16.22
                 ML 10+ Yr Treasury IX Tr                           -8.61
                 ML 1-3 Yr Muni IX P                                -2.72
                 ML 1-3 Yr Muni IX Tr                                2.51
                 ML 1-3 Yr Treasury IX P                            -2.85
                 ML 1-3 Yr Treasury IX Tr                            3.06
                 ML 1-5 Yr Gv/Cp Bd IX P                            -3.84
                 ML 1-5 Yr Gv/Cp Bd IX Tr                            2.19
                 ML 15 Yr Mortgage IX P                             -4.14
                 ML 15 Yr Mortgage IX Tr                             2.17
                 ML 1-5 Yr Treasury IX P                            -3.83
                 ML 1-5 Yr Treasury IX Tr                            2.04
                 ML 3 MO T-Bill IX Tr                                4.85
                 ML 3-5 Yr Govt IX P                                -5.45
                 ML 3-5 Yr Govt IX Tr                                0.32
                 ML 3-7 Yr Muni IX Tr                                0.66
                 ML Corp Master Index P                             -8.53
                 ML Corp Master Index Tr                            -1.89
                 ML Glbl Govt Bond Inx P                            -6.83
                 ML Glbl Govt Bond Inx Tr                           -1.66
                 ML Glbl Gv Bond IX II P                            -9.65
                 ML Glbl Gv Bond IX II Tr                           -4.52
                 ML Global Bond Index P                             -9.04
                 ML Global Bond Index Tr                            -3.50
                 ML Gov Corp Master IX Tr                           -2.05
                 ML Govt Master Index P                             -8.02
                 ML Govt Master Index Tr                            -2.11
                 ML Govt/Corp Master IX P                           -8.19
                 ML High Yld Master IX P                            -7.86
                 ML High Yld Master IX Tr                            1.57
                 ML Master Muni IX Tr                               -6.35
                 ML Mortgage Master IX P                            -4.86
                 ML Mortgage Master IX Tr                            1.61
                 ML Treasury Master IX P                            -8.31
                 ML Treasury Master IX Tr                           -2.38
                 MSCI AC Americas Free ID                           22.71
                 MSCI AC Asia Fr-Ja IX GD                           64.67
                 MSCI AC Asia Fr-Ja IX ID                           61.95
                 MSCI AC Asia Pac - Ja GD                           55.23
                 MSCI AC Asia Pac - Ja ID                           52.30
                 MSCI AC Asia Pac Fr-J GD                           49.83
                 MSCI AC Asia Pac Fr-J ID                           46.80
                 MSCI AC Asia Pac IX GD                             59.66
                 MSCI AC Asia Pac IX ID                             57.86
                 MSCI AC Europe IX GD                               17.35
                 MSCI AC Europe IX ID                               15.22
                 MSCI AC Fe - Ja IX GD                              67.83
                 MSCI AC Fe - Ja IX ID                              65.24
                 MSCI AC Fe Free IX GD                              61.81
                 MSCI AC Fe Free IX ID                              60.29

                 MSCI AC Fe Fr-Ja IX GD                             62.11
                 MSCI AC Fe Fr-Ja IX ID                             59.40
                 MSCI AC Pac Fr-Jpn IX GD                           46.89
                 MSCI AC Pac Fr-Jpn IX ID                           43.84
                 MSCI AC World Free IX GD                           26.82
                 MSCI AC World Fr-USA GD                            30.91
                 MSCI AC World Fr-USA ID                            28.80
                 MSCI AC World IX GD                                27.31
                 MSCI AC World IX ID                                25.49
                 MSCI AC World-USA IX GD                            31.79
                 MSCI AC Wrld Fr-Ja IX GD                           23.07
                 MSCI AC Wrld Fr-Ja IX ID                           21.20
                 MSCI AC Wrld-Ja IX GD                              23.64
                 MSCI AC Wrld-Ja IX ID                              21.77
                 MSCI Argentina IX GD                               34.29
                 MSCI Argentina IX ID                               30.05
                 MSCI Australia IX GD                               18.67
                 MSCI Australia IX ID                               15.19
                 MSCI Australia IX ND                               17.62
                 MSCI Austria IX GD                                 -8.66
                 MSCI Austria IX ID                                -10.47
                 MSCI Austria IX ND                                 -9.11
                 MSCI Belgium IX GD                                -13.75
                 MSCI Belgium IX ID                                -15.77
                 MSCI Belgium IX ND                                -14.26
                 MSCI Brazil IX GD                                  67.23
                 MSCI Brazil IX ID                                  61.57
                 MSCI Canada IX GD                                  54.40
                 MSCI Canada IX ID                                  51.78
                 MSCI Canada IX ND                                  53.74
                 MSCI Chile IX GD                                   39.01
                 MSCI Chile IX ID                                   36.45
                 MSCI China Dom Fr IX ID                            31.10
                 MSCI China Free IX ID                               9.94
                 MSCI China Non Dom IX ID                            5.82
                 MSCI Colombia IX GD                               -13.69
                 MSCI Colombia IX ID                               -19.14
                 MSCI Czech Rep IX GD                                5.35
                 MSCI Czech Rep IX ID                                3.97
                 MSCI Denmark IX GD                                 12.47
                 MSCI Denmark IX ID                                 10.85
                 MSCI Denmark IX ND                                 12.06
                 MSCI EAFE - UK IX GD                               31.45
                 MSCI EAFE - UK IX ID                               29.63
                 MSCI EAFE - UK IX ND                               31.01
                 MSCI EAFE + Canada IX GD                           28.27
                 MSCI EAFE + Canada IX ID                           26.22
                 MSCI EAFE + Canada IX ND                           27.93
                 MSCI EAFE + Em IX GD                               31.03
                 MSCI EAFE + EM IX ID                               28.93
                 MSCI EAFE + EMF IX GD                              30.33
                 MSCI EAFE + EMF IX ID                              28.24
                 MSCI EAFE Fr IX ID                                 25.03
                 MSCI EAFE GDP Wt IX GD                             31.38
                 MSCI EAFE GDP Wt IX ID                             29.49
                 MSCI EAFE GDP Wt IX ND                             31.00
                 MSCI EAFE IX GD                                    27.30
                 MSCI EAFE IX ID                                    25.27
                 MSCI EAFE IX ND                                    26.96
                 MSCI EASEA IX GD                                   18.12

                 MSCI EASEA IX ID                                   15.90
                 MSCI EASEA IX ND                                   17.77
                 MSCI Em Asia IX GD                                 69.73
                 MSCI Em Asia IX ID                                 67.96
                 MSCI Em Eur/Mid East GD                            79.61
                 MSCI Em Eur/Mid East ID                            76.67
                 MSCI Em Europe IX GD                               83.98
                 MSCI Em Europe IX ID                               81.28
                 MSCI Em Far East IX GD                             67.27
                 MSCI Em Far East IX ID                             65.67
                 MSCI Em IX GD                                      68.82
                 MSCI Em IX ID                                      66.18
                 MSCI Em Latin Am IX GD                             65.45
                 MSCI Em Latin Am IX ID                             61.81
                 MSCI EMF Asia IX GD                                69.41
                 MSCI EMF Asia IX ID                                67.65
                 MSCI EMF Far East IX GD                            65.50
                 MSCI EMF Far East IX ID                            63.97
                 MSCI EMF IX GD                                     66.41
                 MSCI EMF IX ID                                     63.70
                 MSCI EMF Latin Am IX GD                            58.89
                 MSCI EMF Latin Am IX ID                            55.48
                 MSCI Europe - UK IX GD                             17.84
                 MSCI Europe - UK IX ID                             16.00
                 MSCI Europe - UK IX ND                             17.35
                 MSCI Europe GDP Wt IX ID                           14.08
                 MSCI Europe IX GD                                  16.23
                 MSCI Europe IX ID                                  14.12
                 MSCI Europe IX ND                                  15.89
                 MSCI European Union GD                             19.22
                 MSCI European Union ID                             16.99
                 MSCI Far East Free IX ID                           59.99
                 MSCI Far East IX GD                                62.63
                 MSCI Far East IX ID                                61.10
                 MSCI Far East IX ND                                62.41
                 MSCI Finland IX GD                                153.33
                 MSCI Finland IX ID                                150.71
                 MSCI Finland IX ND                                152.60
                 MSCI France IX GD                                  29.69
                 MSCI France IX ID                                  28.00
                 MSCI France IX ND                                  29.27
                 MSCI Germany IX GD                                 20.53
                 MSCI Germany IX ID                                 18.70
                 MSCI Germany IX ND                                 20.04
                 MSCI Greece IX GD                                  49.64
                 MSCI Greece IX ID                                  47.58
                 MSCI Hongkong IX GD                                59.52
                 MSCI Hongkong IX ID                                54.85
                 MSCI Hongkong IX ND                                59.52
                 MSCI Hungary IX GD                                 11.66
                 MSCI Hungary IX ID                                 10.81
                 MSCI India IX GD                                   87.35
                 MSCI India IX ID                                   84.67
                 MSCI Indonesia IX GD                               93.46
                 MSCI Indonesia IX ID                               92.04
                 MSCI Ireland IX ID                                -14.02
                 MSCI Israel Dom IX ID                              51.10
                 MSCI Israel IX ID                                  56.29
                 MSCI Israel Non Dom Ixid                           47.06
                 MSCI Italy IX GD                                    0.19

                 MSCI Italy IX ID                                   -1.48
                 MSCI Italy IX ND                                   -0.26
                 MSCI Japan IX GD                                   61.77
                 MSCI Japan IX ID                                   60.56
                 MSCI Japan IX ND                                   61.53
                 MSCI Jordan IX GD                                   6.26
                 MSCI Jordan IX ID                                   2.00
                 MSCI Kokusai IX GD                                 21.26
                 MSCI Kokusai IX ID                                 19.43
                 MSCI Kokusai IX ND                                 20.84
                 MSCI Korea IX GD                                   92.42
                 MSCI Korea IX ID                                   90.17
                 MSCI Luxembourg IX ID                              50.50
                 MSCI Malaysia IX GD                               109.92
                 MSCI Malaysia IX ID                               107.23
                 MSCI Mexico Free IX GD                             80.07
                 MSCI Mexico Free IX ID                             78.50
                 MSCI Mexico IX GD                                  81.76
                 MSCI Mexico IX ID                                  80.19
                 MSCI Netherland IX GD                               7.43
                 MSCI Netherland IX ID                               5.25
                 MSCI Netherland IX ND                               6.88
                 MSCI New Zealand IX GD                             14.30
                 MSCI New Zealand IX ID                              9.70
                 MSCI New Zealand IX ND                             12.90
                 MSCI Nordic IX GD                                  87.75
                 MSCI Nordic IX ID                                  85.11
                 MSCI Nordic IX ND                                  87.00
                 MSCI Norway IX GD                                  32.43
                 MSCI Norway IX ID                                  29.52
                 MSCI Norway IX ND                                  31.70
                 MSCI Nth Amer IX GD                                23.47
                 MSCI Nth Amer IX ID                                21.91
                 MSCI Nth Amer IX ND                                23.00
                 MSCI Pac - Japan IX GD                             43.20
                 MSCI Pac - Japan IX ID                             39.35
                 MSCI Pac - Japan IX ND                             42.58
                 MSCI Pacific Free IX ID                            55.19
                 MSCI Pacific Fr-Jpn ID                             34.95
                 MSCI Pacific IX GD                                 57.96
                 MSCI Pacific IX ID                                 56.17
                 MSCI Pacific IX ND                                 57.63
                 MSCI Pakistan IX GD                                49.62
                 MSCI Pakistan IX ID                                42.24
                 MSCI Peru IX GD                                    18.86
                 MSCI Peru IX ID                                    16.34
                 MSCI Philippines Fr Ixgd                            3.32
                 MSCI Philippines Fr Ixid                            2.33
                 MSCI Philippines IX GD                              8.90
                 MSCI Philippines IX ID                              7.62
                 MSCI Portugal IX GD                                -8.45
                 MSCI Portugal IX ID                               -10.86
                 MSCI Russia IX GD                                 247.06
                 MSCI Russia IX ID                                 246.20
                 MSCI Sing/Mlysia IX GD                             99.40
                 MSCI Sing/Mlysia IX ID                             97.08
                 MSCI Sing/Mlysia IX ND                             99.40
                 MSCI Singapore Fr IX GD                            60.17
                 MSCI Singapore Fr IX ID                            58.43
                 MSCI South Africa IX GD                            57.20

                 MSCI South Africa IX ID                            53.43
                 MSCI Spain IX GD                                    5.27
                 MSCI Spain IX ID                                    3.53
                 MSCI Spain IX ND                                    4.83
                 MSCI Sri Lanka IX GD                               -6.27
                 MSCI Sri Lanka IX ID                               -9.73
                 MSCI Sweden IX GD                                  80.60
                 MSCI Sweden IX ID                                  77.76
                 MSCI Sweden IX ND                                  79.74
                 MSCI Swtzrlnd IX GD                                -6.59
                 MSCI Swtzrlnd IX ID                                -7.81
                 MSCI Swtzrlnd IX ND                                -7.02
                 MSCI Taiwan IX GD                                  52.71
                 MSCI Taiwan IX ID                                  51.52
                 MSCI Thailand IX GD                                40.92
                 MSCI Thailand IX ID                                40.49
                 MSCI Turkey IX GD                                 252.41
                 MSCI Turkey IX ID                                 244.36
                 MSCI UK IX GD                                      12.45
                 MSCI UK IX ID                                       9.74
                 MSCI UK IX ND                                      12.45
                 MSCI USA IX GD                                     22.38
                 MSCI USA IX ID                                     20.86
                 MSCI USA IX ND                                     21.92
                 MSCI Venezuela IX GD                                8.71
                 MSCI Venezuela IX ID                                1.68
                 MSCI World - UK IX GD                              26.83
                 MSCI World - UK IX ID                              25.17
                 MSCI World - UK IX ND                              26.38
                 MSCI World - USA IX GD                             28.27
                 MSCI World - USA IX ID                             26.22
                 MSCI World - USA IX ND                             27.93
                 MSCI World GDP Wt IX ID                            27.26
                 MSCI World IX Free ID                              23.45
                 MSCI World IX GD                                   25.34
                 MSCI World IX ID                                   23.56
                 MSCI World IX ND                                   24.93
                 MSCI Wrld - Austrl IX GD                           25.42
                 MSCI Wrld - Austrl IX ID                           23.67
                 MSCI Wrld - Austrl IX ND                           25.03
                 NASDAQ 100 IX P                                   101.95
                 NASDAQ Bank IX P                                   -7.98
                 NASDAQ Composite IX P                              85.59
                 NASDAQ Industrial IX P                             71.67
                 NASDAQ Insurance IX P                               5.54
                 NASDAQ Natl Mkt Cmp IX                             85.87
                 NASDAQ Natl Mkt Ind IX                             72.04
                 NASDAQ Transport IX P                               1.82
                 Nikkei 225 Avg:Yen P                               36.79
                 NYSE Composite P                                    9.15
                 NYSE Finance IX P                                  -0.92
                 NYSE Industrials IX P                              11.37
                 NYSE Transportation IX                             -3.25
                 NYSE Utilities IX P                                14.62
                 Oslo SE Tot:Fmk IX P                               45.54
                 Philippines Composite IX                            8.85
                 PSE Technology IX P                               116.40
                 Russell 1000 Grow IX Tr                            33.16
                 Russell 1000 IX P                                  19.46
                 Russell 1000 IX Tr                                 20.91

                 Russell 1000 Value IX Tr                            7.35
                 Russell 2000 Grow IX Tr                            43.09
                 Russell 2000 IX P                                  19.62
                 Russell 2000 IX Tr                                 21.26
                 Russell 2000 Value IX Tr                           -1.49
                 Russell 3000 IX P                                  19.43
                 Russell 3000 IX Tr                                 20.90
                 Russell Midcap Grow IX                             51.29
                 Russell Midcap IX Tr                               18.23
                 Russell Midcap Value IX                            -0.11
                 S & P 100 Index P                                  31.26
                 S & P 500 Daily Reinv                              21.04
                 S & P 500 Index P                                  19.53
                 S & P 500 Mnthly Reinv                             21.03
                 S & P 600 Index P                                  11.52
                 S & P 600 Index Tr                                 12.41
                 S & P Financial IX P                                2.19
                 S & P Financial IX Tr                               3.97
                 S & P Industrial IX Tr                             25.87
                 S & P Industrials P                                24.52
                 S & P Midcap 400 IX P                              13.35
                 S & P Midcap 400 IX Tr                             14.72
                 S & P Transport Index P                           -10.69
                 S & P Transport IX Tr                              -9.32
                 S & P Utility Index P                             -12.48
                 S & P Utility Index Tr                             -8.88
                 S & P/Barra Growth IX Tr                           27.98
                 S & P/Barra Value IX Tr                            12.72
                 SB Cr-Hdg Nn-US Wd IX Tr                            2.88
                 SB Cr-Hdg Wd Gv Bd IX Tr                            1.31
                 SB Non-US Wd Gv Bd IX Tr                           -5.07
                 SB Wd Gv Bd:Austrl IX Tr                            4.07
                 SB Wd Gv Bd:Germny IX Tr                          -16.42
                 SB Wd Gv Bd:Japan IX Tr                            15.53
                 SB Wd Gv Bd:UK IX Tr                               -4.30
                 SB Wd Gv Bd:US IX Tr                               -2.45
                 SB World Govt Bond IX Tr                           -4.27
                 SB World Money Mkt IX Tr                            0.39
                 Straits Times Index                                77.54
                 Swiss Perf:Sfr IX Tr                               11.69
                 Taiwan SE:T$ IX P                                  42.86
                 T-Bill 1 Year Index Tr                              4.91
                 T-Bill 3 Month Index Tr                             4.74
                 T-Bill 6 Month Index Tr                             4.85
                 Thailand Set Index                                 35.44
                 Tokyo 2nd Sct:Yen IX P                            121.27
                 Tokyo Se(Topix):Yen IX                             58.44
                 Toronto 300:C$ IX P                                29.72
                 Toronto SE 35:C$ IX P                              36.42
                 Value Line Cmp IX-Arth                             10.56
                 Value Line Cmp IX-Geom                             -1.40
                 Value Line Industrl IX                             -0.05
                 Value Line Railroad IX                             -9.93
                 Value Line Utilties IX                             -7.10
                 Lipper CE Pac Ex Jpn IX                            73.32
                 Lipper Pac Ex-Jpn Fd IX                            74.88


THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST::

                 Real Estate Investment Trust Index                 -4.62


SALOMON SMITH BARNEY WGBI MARKET SECTORS:        LOCAL CURRENCY     U.S. DOLLARS
-----------------------------------------        --------------     ------------
                U.S. Government (Sovereign)           -2.45              -2.45
                United Kingdom (Sovereign)            -1.20              -4.3
                France (Sovereign)                    -2.95             -17.16
                Germany (Sovereign)                   -2.08             -16.42
                Japan (Sovereign)                      4.83              15.53
                Canada (Sovereign)                    -1.46               4.29




Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

Part C           OTHER INFORMATION
                 -----------------

Item 23.         Exhibits

                 Colonial California Tax-Exempt Fund (CCATEF) Colonial Connecticut Tax-Exempt Fund (CCTTEF) Colonial Florida Tax-Exempt Fund (CFLTEF) Colonial Massachusetts Tax-Exempt Fund (CMATEF) Colonial Michigan Tax-Exempt Fund (CMITEF) Colonial Minnesota Tax-Exempt Fund (CMNTEF) Colonial New York Tax-Exempt Fund (CNYTEF) Colonial North Carolina Tax-Exempt Fund (CNCTEF) Colonial Ohio Tax-Exempt Fund (COHTEF)

                 (a)(1)         Amended Agreement and Declaration of Trust (3)

                 (a)(2) Amendment No. 4 to the Agreement and Declaration of Trust(4)

                 (b)            Amended By-Laws(4)

                 (c)            Form of Specimen of Share Certificate - filed as
                                Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (formerly Colonial Trust IV), (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                 (d)(1) Form of Management Agreement between Liberty Funds Trust V (formerly Colonial
                                Trust V) and Colonial Management Associates,
                                Inc.(1)

                 (d)(2) Amendment No. 1 to the Management Agreement between Liberty Funds Trust V
                                (formerly Colonial Trust V) and Colonial
                                Management Associates, Inc. (3)

                 (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor,
                                Inc. - filed as Exhibit 6(a) in Part C, Item
                                24(b) of Post-Effective Amendment
                                No. 17 to the Registration Statement on Form
                                N-1A of Liberty Funds Trust VI
                               (formerly Colonial Trust VI), (File Nos.
                                33-45117 & 811-6529), filed with the
                                Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                 (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6(a) in Part C, Item 23 of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI) (File Nos._33-45117 & 811-6529), filed with the
                                Commission on or about_May 24, 1999, and is hereby incorporated by reference and made part of this Registration Statement

                 (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.
                                - filed as Exhibit 6(b) in Part C, Item 24(b)
                                 of Post-Effective Amendment No. 17 to the
                                Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI), (File Nos. 33-45117 & 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit
                                (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 & 811-2214), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                 (e)(5) Form of Selling Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit
                                6(b) in Part C, Item 24(b) of Post-Effective
                                Amendment No. 49 to the Registration
                                Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I),
                                (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November
                                20, 1998, and is hereby incorporated by
                                reference and made a part of this Registration Statement

                 (e)(6)         Form of  Asset  Retention  Agreement  - filed as
                                Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI), (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                 (f)            Not Applicable

                 (g)(1) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8 in Part C,
                                Item 24(b) of Post-Effective Amendment No 13 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust
                                VI), (File Nos.  33-45117 and  811-6529),  filed
                                with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                 (g)(2) Amendment 11 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I), (formerly Colonial Trust I), (File Nos. 2-41251 and 811-2214), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                 (h)(1)         Pricing  and  Bookkeeping  Agreement  - filed as
                                Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI), (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                 (h)(2) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 and 811-2214),
                                filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                 (h)(3) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C,
                                Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust
                                VI), (File Nos. 33-45117 & 811-6529), filed
                                with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                 (h)(4) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item
                                23 of Post-Effective Amendment No. 62 to the
                                Registration Statement on Form N-1A
                                of Liberty Funds Trust I (formerly Colonial
                                Trust I), (File Nos. 2-41251 and
                                811-2214), filed with the Commission on or about May 17, 2000, and hereby incorporated by reference and made a part of this Registration Statement

                 (h)(5) Amendment No. 22 to Appendix I of the Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 and 811-2214), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                 (h)(6) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C,
                                Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust
                                III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                 (i) Opinion and Consent of Counsel, (with respect to Colonial California Tax-Exempt Fund, Colonial Connecticut Tax-Exempt Fund, Colonial Florida Tax-Exempt Fund, Colonial Massachusetts Tax-Exempt Fund, Colonial Michigan Tax-Exempt Fund, Colonial Minnesota Tax-Exempt Fund, Colonial New York Tax-Exempt Fund, Colonial North Carolina Tax-Exempt Fund, Colonial Ohio Tax-Exempt Fund)

                 (j)(1) Consents of Independent Accountants (PricewaterhouseCoopers LLP)

                 (j)(2)         Consent of Independent Auditors
                                (Ernst & Young LLP)

                 (k)            Not Applicable

                 (l)            Not Applicable

                 (m)            Rule 12b-1  Distribution Plan - filed as Exhibit
                                (m) in Part C, Item 23 of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 & 811-2214), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                 (o)            Plan pursuant to Rule 18f-3(d) under the
                                 Investment Company Act of 1940

                 (p) Code of Ethics of Colonial, the Funds and Liberty Funds Distributor, Inc., filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 29, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                   Power of Attorney for:  Tom Bleasdale, John V. Carberry,
                   Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr.,
                   John J. Neuhauser, Thomas E. Stitzel and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment
                   No. 62 to the Registration Statement of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and is hereby incorporated and made a part of this Registration Statement

                 (1) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on or about June 5, 1992.
                 (2) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on or about May 20, 1996.

                 (3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on or about May 23, 1997.
                 (4) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on or about May 28, 1999.


Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 25.          Indemnification

                  See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 (c) hereto.

                  The Registrant's advisor, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.          Business and Other Connections of Investment Adviser

                  The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc. (see next page):

Registrant's investment advisor,  Colonial  Management
Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). Colonial Advisory Services, Inc. ("CASI"), an affiliate of Colonial, is also registered as an investment advisor under the 1940 Act. As of the end of the fiscal year, December 31, 1999, CASI had four institutional, corporate or other accounts under management or supervision, the total market value of which was approximately $704 million. As of the end of the fiscal year, December 31, 1999, Colonial was the investment advisor, sub-advisor and/or administrator to 71 mutual funds, including funds sub-advised by Colonial, the total market value of which investment companies was approximately $18,589.50 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 4/30/00.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Liberty Funds Trust I through
                    Asst.          IX                            Asst. Sec.
                    Sec.,        Colonial High Income
                    Counsel        Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Funds Group LLC         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Barron, Suzan M.    V.P.,        Liberty Funds Trust I through
                    Asst.          IX                            Asst. Sec.
                    Sec.,        Colonial High Income
                    Counsel        Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Funds Group LLC         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Barsketis, Ophelia  Sr.V.P.     Stein Roe & Farnham Incorporated Snr. V.P.

Berliant, Allan     V.P.

Bissonnette,
  Michael           Sr.V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services,     Exec. V.P.
                    IPC Mbr.       Inc.
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carome, Kevin M.    Sr.V.P.;     Liberty Funds Distributor,
                    IPC Mbr.       Inc.                          Assistant Clerk
                                 Liberty Funds Group LLC         Sr. V.P.;
                                                                 General Counsel
                                 Stein Roe & Farnham            General Counsel;
                                   Incorporated                  Secretary
                                 Stein Roe Services, Inc.        Asst. Clerk
                                 Liberty-Stein Roe Funds
                                   Investment Trust              Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds Income
                                   Trust                         Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds Trust   Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Advisor Trust Exec. V.P.;
                                                                 Asst. Sec
                                 SR&F Base Trust                 Exec. V.P.;
                                                                 Asst. Sec
                                 Stein Roe Variable Investment
                                   Trust                         Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     Exec. V.P.;
                                                                 Asst. Sec
                                 Stein Roe Floating Rate
                                   Limited Liability Company     Exec. V.P.;
                                                                 Asst. Sec

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank, Jr. Sr.V.P.

Conlin, Nancy L.    Sr. V.P.;    Liberty Funds Trust I through
                    Sec.; Clerk    IX                            Secretary
                    IPC Mbr.;    Colonial High Income
                    Dir; Gen.      Municipal Trust               Secretary
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Liberty Funds Services, Inc.    Clerk; Dir.
                                 Liberty Funds Group LLC         V.P.; Gen.
                                                                 Counsel and
                                                                 Secretary
                                 Liberty Variable Investment
                                   Trust                         Secretary
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty All-Star Equity Fund    Secretary
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Secretary
                                 Colonial Insured Municipal Fund Secretary
                                 Colonial California Insured
                                   Municipal Fund                Secretary
                                 Colonial New York Insured
                                   Municipal Fund                Secretary
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Secretary

Connaughton,        V.P.         Liberty Funds Trust I through
  J. Kevin                         VIII                          CAO; Controller
                                 Liberty Variable Investment
                                   Trust                         CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller
                                 Liberty All-Star Equity Fund    Controller
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Controller
                                 Liberty Funds Trust IX          Controller
                                 Colonial Insured Municipal Fund CAO; Controller
                                 Colonial California Insured
                                   Municipal Fund                CAO; Controller
                                 Colonial New York Insured
                                   Municipal Fund                CAO; Controller
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  CAO; Controller
                                 Liberty-Stein Roe Funds
                                   Investment Trust              V.P.; Treasurer
                                 Liberty-Stein Roe Funds Income
                                   Trust                         V.P.; Treasurer
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           V.P.; Treasurer
                                 Liberty-Stein Roe Funds Trust   V.P.; Treasurer
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.; Treasurer
                                 Liberty-Stein Roe Advisor Trust V.P.; Treasurer
                                 SR&F Base Trust                 V.P.; Treasurer
                                 Stein Roe Variable Investment
                                   Trust                         V.P.; Treasurer
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            V.P.; Treasurer
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     V.P.; Treasurer
                                 Stein Roe Floating Rate
                                   Limited Liability Company     V.P.; Treasurer

Daniszewski,        V.P.
 Joseph J.

Dearborn, James     V.P.

DerSarkisian, Peter V.P.

Desilets, Marian H. V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Liberty Funds Trust I through
                                   IX                            Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Eckelman, Marilyn   Sr.V.P.

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,     Pres.; CEO
                                   Inc.                          and CIO

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director

Finnemore,          Sr.V.P.      Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.     Liberty Financial Companies,    Chief
                                   Inc.                         Compliance Ofcr;
                                                                 V.P.

Garrison,           V.P.         Stein Roe & Farnham
 William M.                        Incorporated                  V.P.

Gibson, Stephen E.  Dir.; Pres.; Liberty Funds Group LLC         Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Liberty Funds Services, Inc.    Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Liberty Funds Trust I through
                                   VIII                          President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 Stein Roe & Farnham             Asst. Chairman;
                                   Incorporated                  President
                                 Liberty Variable Investment
                                   Trust                         President
                                 Colonial Insured Municipal Fund President
                                 Colonial California Insured
                                   Municipal Fund                President
                                 Colonial New York Insured
                                   Municipal Fund                President
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  President
                                 Liberty-Stein Roe Funds
                                   Investment Trust              President
                                 Liberty-Stein Roe Funds Income
                                   Trust                         President
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           President
                                 Liberty-Stein Roe Funds Trust   President
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               President
                                 Liberty-Stein Roe Advisor Trust President
                                 SR&F Base Trust                 President
                                 Stein Roe Variable Investment
                                   Trust                         President
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            President
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     President
                                 Stein Roe Floating Rate
                                   Limited Liability Company     President

Hansen, Loren A.    Sr. V.P.;    Stein Roe & Farnham
                    IPC Mbr.       Incorporated                  Exec. V.P.
                                 Liberty-Stein Roe Funds
                                   Investment Trust              Exec. V.P.
                                 Liberty-Stein Roe Funds Income
                                   Trust                         Exec. V.P.
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           Exec. V.P.
                                 Liberty-Stein Roe Funds Trust   Exec. V.P.
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               Exec. V.P.
                                 Liberty-Stein Roe Advisor Trust Exec. V.P.
                                 SR&F Base Trust                 Exec. V.P.
                                 Stein Roe Variable Investment
                                   Trust                         Exec. V.P.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            Exec. V.P.
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     Exec. V.P.
                                 Stein Roe Floating Rate
                                   Limited Liability Company     Exec. V.P.

Harasimowicz,       V.P.
 Stephen

Hartford, Brian     Sr.V.P.      Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.

Haynie, James P.    Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          Sr. V.P.
                                 Stein Roe & Farnham
                                   Incorporated                  Sr. V.P.

Hayssen, Henry      V.P.

Held, Dorothy       V.P.

Hernon, Mary        V.P.

Hirschhorn,
 Harvey B.          Sr. V.P.     Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Hounsell, Clare F.  V.P.         Stein Roe & Farnham
                                   Incorporated                  V.P.

Iudice,             V.P.;        Liberty Funds Group LLC         Controller,
 Philip J., Jr.     Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,     Controller;
                                   Inc.                          Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.

Jansen, Deborah     Sr.V.P.      Stein Roe & Farnham
                                   Incorporated                  Senior V.P.

Johnson, Gordon     V.P.

Kane, Russell       V.P.,        Liberty Funds Trust I through
                    Asst.          IX                            Asst. Sec.
                    Sec.,        Colonial High Income
                    Counsel        Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Funds Group LLC         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Kennedy, Michael T. Sr.V.P.      Stein Roe & Farnham
                                   Incorporated                  Sr. V.P.

Knudsen, Gail E.    V.P.         Liberty Funds Trust I through
                                   IX                            Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 Liberty Variable Investment
                                   Trust                         Asst. Treas.
                                 Liberty All-Star Equity Fund    Asst. Treas.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Treas.
                                 Colonial Insured Municipal Fund Asst. Treas.
                                 Colonial California Insured
                                   Municipal Fund                Asst. Treas.
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Treas.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Treas.
                                 Liberty-Stein Roe Funds
                                   Investment Trust             V.P.; Controller
                                 Liberty-Stein Roe Funds Income
                                   Trust                        V.P.; Controller
                                 Liberty-Stein Roe Funds
                                   Institutional Trust          V.P.; Controller
                                 Liberty-Stein Roe Funds Trust  V.P.; Controller
                                 Liberty-Stein Roe Funds
                                   Municipal Trust              V.P.; Controller
                                 Liberty-Stein Roe Advisor TrustV.P.; Controller
                                 SR&F Base Trust                V.P.; Controller
                                 Stein Roe Variable Investment
                                   Trust                        V.P.; Controller
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund           V.P.; Controller
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund    V.P.; Controller
                                 Stein Roe Floating Rate
                                   Limited Liability Company    V.P.; Controller

Lal, Ishwar         V.P.

Lapointe, Thomas    V.P.

Lasman, Gary        V.P.

Lennon, John E.     Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William
  C., Jr.           Sr.V.P.      Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

McGrath, Pamela     Sr.V.P.;
                    CFO;
                    Treasurer

Muldoon, Robert     V.P.

Newman, Maureen     Sr.V.P.      Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.
                                 Liberty-Stein Roe Advisor Trust V.P.
                                 SR&F Base Trust                 V.P.

O'Brien, David      Sr.V.P.

Olsheskie, Mark     V.P.

Ostrander, Laura    Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          V.P.

Palombo, Joseph R.  Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Liberty Funds Trust I through
                                   IX                            V.P.
                                 Liberty Funds Services, Inc.    Director
                                 Liberty Funds Group LLC         CAO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.
                                 Liberty All-Star Equity Fund    V.P.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          V.P.
                                 Colonial Insured Municipal Fund V.P.
                                 Colonial California Insured
                                   Municipal Fund                V.P.
                                 Colonial New York Insured
                                   Municipal Fund                V.P.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  V.P.

Peishoff, William   V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Pielech, Mitchell   V.P.

Pietropaolo,
  Vincent           V.P.,        Liberty Funds Trust I through
                    Asst.          IX                            Asst. Sec.
                    Sec.,        Colonial High Income
                    Counsel        Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Funds Group LLC         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Pope, David         V.P.

Quirk, Alison       Sr. V.P.

Ratcliff, Lester    V.P.

Reading, John       V.P.;        Liberty Funds Services, Inc.    Asst. Clerk
                    Asst.        Liberty Funds Group LLC         Asst. Sec.
                    Sec.;        Colonial Advisory Services,
                    Asst.          Inc.                          Asst. Clerk
                    Clerk and    Liberty Funds Distributor,
                    Counsel        Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Trust I through
                                   IX                            Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.

Richards, Scott B.  Sr. V.P.     Colonial Advisory Services,
                                    Inc.                         Senior V.P.

Roye, Michael       V.P.

Schermerhorn, Scott Sr. V.P.

Schofield, Karl     Sr. V.P.

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Shields, Yvonne B.  V.P.         Stein Roe & Farnham
                                   Incorporated                  V.P.

Smalley, Gregg      V.P.

Smith, Craig        V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          V.P.

Swayze, Gary        Sr.V.P.

Thomas, Ronald      V.P.

Turcotte,
  Frederick J.      V.P.         Liberty Funds Services, Inc.    V.P.
                                 Liberty Funds Distributor, Inc. V.P.
                                 Colonial Advisory Services,
                                   Inc.                          V.P.
                                 AlphaTrade Inc.                 V.P.
                                 Liberty Funds Group LLC         V.P.
                                 Liberty Financial Services,
                                   Inc.                          V.P.
                                 Liberty Financial Companies,
                                   Inc.                          V.P. and
                                                                 Managing Dir
                                                                 of Taxation
                                 LREG, Inc.                      V.P.
                                 Liberty Newport Holdings,
                                   Limited                       V.P.
                                 Newport Pacific Management,
                                   Inc.                          V.P.
                                 Newport Fund Management, Inc.   V.P.
                                 Newport Private Equity Asia,
                                   Inc.                          V.P.
                                 Independent Holdings, Inc.      V.P.
                                 IFS Agencies, Inc.              V.P.
                                 IFMG Agencies of Maine, Inc.    V.P.
                                 IFMG of Oklahoma, Inc.          V.P.
                                 IFS Agencies of Alabama, Inc.   V.P.
                                 IFS Agencies of New Mexico,
                                   Inc.                          V.P.
                                 IFS Insurance Agencies of
                                   Ohio, Inc.                    V.P.
                                 IFS Insurance Agencies of
                                   Texas, Inc.                   V.P.
                                 Liberty Securities Corporation  V.P.
                                 Stein Roe Services, Inc.        V.P.
                                 Stein Roe & Farnham
                                   Incorporated                  V.P.
                                 Stein Roe Futures, Inc.         V.P.
                                 Progress Investment Management
                                   Company                       V.P.
                                 Crabbe Huson Group, Inc.        V.P.

Wallace, John R.    V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 Liberty Funds Group LLC         Asst. Treas.

Ware, Elizabeth M.  V.P.

White, John         V.P.

Wiley, Christine    V.P.

Wiley, Peter        V.P.

Wolfset, Glenn      Sr. V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment advisor is One Financial Center, Boston, MA 02111.

Item 27.  Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust and Stein Roe Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                       Position and Offices Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None


Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Bertrand, Thomas       V.P.                  None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Carroll, Sean          V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conley, Brook          V.P.                  None

Conlin, Nancy L.       Dir; Clerk            Secretary

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        V.P.                  None

Fifield, Robert        V.P.                  None

Fisher, James          V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Ives, Curt             V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Lewis, Blair           V.P.                  None

Lichtenberg, Susyn     V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, John           Sr. V.P.              None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Vice President

Perullo, Deborah       V.P.                  None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Powell, Douglas        V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

Vail, Norman           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Warnock, Laura         V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.         Location of Accounts and Records

                 Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for the custodian is 4 Chase MetroTech Center, Brooklyn, NY 11245.

Item 29.         Management Services

                 See Item 5 as discussed in Part A and Item 16 as discussed in Part B.

Item 30.         Undertakings

                 (1) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.
                 (2) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Fund, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 1% of the outstanding shares of the Fund, regardless of the net asset value of shares held by such requesting shareholders.
                 (3) The Registrant hereby undertakes to furnish free of charge to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing the information required by Item 5A of Form N-1A.

                         ************

                            NOTICE



         A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust V (Trust) (formerly Colonial Trust V) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this amendment to the Trust's Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940, to be signed in this City of Boston and The Commonwealth of Massachusetts on this 30th, day of May 2000.

                                             LIBERTY FUNDS TRUST V


                                         By: /s/ STEPHEN E. GIBSON
                                             ----------------------
                                                 Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                    TITLE                              DATE
----------                    -----                              ----



STEPHEN E. GIBSON               President (chief                   May 30, 2000
-----------------               executive officer)
Stephen E. Gibson





PAMELA A. MCGRATH               Treasurer and Chief                May 30, 2000
-----------------               Financial Officer
Pamela A. McGrath               (principal financial



J. KEVIN CONNAUGHTON             Controller and Chief              May 30, 2000
--------------------             Accounting Officer
J. Kevin Connaughton             (principal accounting officer)

TOM BLEASDALE*                                      Trustee
--------------
Tom Bleasdale


JOHN V. CARBERRY*                                   Trustee
-----------------
John V. Carberry


LORA S. COLLINS*
----------------
Lora S. Collins                                     Trustee


JAMES E. GRINNELL*
------------------
James E. Grinnell                                   Trustee

                                                               *SUZAN M. BARRON
                                                                ---------------
RICHARD W. LOWRY*                                   Trustee     Suzan M. Barron
-----------------
Richard W. Lowry                                                Attorney-in-fact
                                                                For each Trustee
                                                                May 30, 2000
SALVATORE MACERA*                                   Trustee
-----------------
Salvatore Macera


WILLIAM E. MAYER*                                   Trustee
-----------------
William E. Mayer


JAMES L. MOODY, JR.*                                Trustee
--------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*                                  Trustee
------------------
John J. Neuhauser


THOMAS E. STITZEL*                                  Trustee
------------------
Thomas E. Stitzel


ANNE-LEE VERVILLE*                                  Trustee
------------------
Anne-Lee Verville

                                       EXHIBIT INDEX


            (i)                 Opinion and Consent of Counsel

            (j)(1) Consents of Independent Accountants (PricewaterhouseCoopers LLP)

            (j)(2)              Consent of Auditors (Ernst & Young LLP)

            (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940